UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Item 1. Reports to Stockholders.

December 31, 2018

Semi Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory CEMP site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Table of Contents

Financial Statements
Victory US 500 Enhanced Volatility Wtd Index Fund
Investment Objectives & Portfolio Holdings	2
Schedule of Investments	3-14
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34-35
Financial Highlights	36-38
Victory Market Neutral Income Fund
Investment Objectives & Portfolio Holdings	2
Schedule of Investments	15-31
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34-35
Financial Highlights	39-41
Notes to Financial Statements	42
Supplemental Information	55
Trustee and Officer Information	55
Proxy Voting and Form N-Q Information	59
Expense Examples	59
Advisory Contract Approval	61
Privacy Policy (inside back cover)

The Victory Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory CEMP at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Portfolios II	December 31, 2018

  (Unaudited)

Investment Objectives & Portfolio Holdings:

(As a Percentage of Total Investments)

Victory US 500 Enhanced Volatility Wtd Index Fund Track performance of the Nasdaq Victory U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.	Victory Market Neutral Income Fund Seeks to achieve high current income.

2

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (3.1%):
AT&T, Inc.	8,159	$232,858
Cable One, Inc.	297	243,570
Cargurus, Inc. (a)	2,280	76,904
CBS Corp., Class B	3,803	166,267
CenturyLink, Inc.	7,881	119,397
Charter Communications, Inc., Class A (a)	545	155,309
Comcast Corp., Class A	5,760	196,128
DISH Network Corp. (a)	3,864	96,484
Facebook, Inc., Class A (a)	804	105,396
InterActive Corp. (a)	712	130,325
Netflix, Inc. (a)	388	103,852
Omnicom Group, Inc.	3,825	280,143
The Walt Disney Co.	3,016	330,705
T-Mobile US, Inc. (a)	3,463	220,281
Verizon Communications, Inc.	5,517	310,165
Viacom, Inc., Class B	7,071	181,725
World Wrestling Entertainment, Inc.	1,688	126,127
Zayo Group Holdings, Inc. (a)	7,340	167,646
		3,243,282
Consumer Discretionary (12.8%):
Advance Auto Parts, Inc.	1,221	192,259
Amazon.com, Inc. (a)	110	165,217
American Eagle Outfitters, Inc.	5,751	111,167
Aramark	6,061	175,587
AutoZone, Inc. (a)	308	258,209
Best Buy Co., Inc.	2,412	127,740
Bright Horizons Family Solutions, Inc. (a)	2,611	290,996
Burlington Stores, Inc. (a)	1,306	212,447
CarMax, Inc. (a) (b)	2,509	157,390
Carter's, Inc.	2,219	181,115
Chipotle Mexican Grill, Inc. (a)	255	110,106
D.R. Horton, Inc.	4,055	140,546
Darden Restaurants, Inc.	1,659	165,668
Dollar General Corp.	2,163	233,777
Dollar Tree, Inc. (a)	1,714	154,808
Domino's Pizza, Inc.	791	196,160
Dunkin' Brands Group, Inc.	4,798	307,648
Etsy, Inc. (a)	2,281	108,507
Five Below, Inc. (a)	1,152	117,873
Ford Motor Co.	26,973	206,344
Garmin Ltd.	4,743	300,328
Gentex Corp.	9,866	199,392
Genuine Parts Co.	3,248	311,872
Grand Canyon Education, Inc. (a)	2,333	224,295
GrubHub, Inc. (a) (b)	809	62,139
Harley-Davidson, Inc.	5,104	174,148
Hilton Worldwide Holdings, Inc.	3,775	271,045

See notes to financial statements.

3

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Hyatt Hotels Corp., Class A	3,810	$257,556
Kohl's Corp.	2,004	132,945
L Brands, Inc.	4,908	125,988
Las Vegas Sands Corp.	3,423	178,167
Lear Corp.	1,454	178,638
Leggett & Platt, Inc.	5,833	209,055
Lennar Corp., Class A	3,532	138,278
LKQ Corp. (a) (b)	4,798	113,857
Lowe's Co., Inc.	1,857	171,513
Macy's, Inc.	3,525	104,975
Marriott International, Inc., Class A	2,057	223,308
McDonald's Corp.	1,698	301,514
MGM Resorts International	5,650	137,069
Mohawk Industries, Inc. (a)	879	102,808
Newell Brands, Inc. (b)	6,914	128,531
Nordstrom, Inc. (b)	2,365	110,233
Norwegian Cruise Line Holdings Ltd. (a)	4,187	177,487
NVR, Inc. (a)	68	165,715
Ollie's Bargain Outlet Holdings, Inc. (a)	2,299	152,906
O'Reilly Automotive, Inc. (a)	581	200,056
Penske Automotive Group, Inc.	4,292	173,053
Polaris Industries, Inc.	1,666	127,749
Pool Corp. (b)	1,895	281,692
PulteGroup, Inc.	7,064	183,593
PVH Corp.	1,525	141,749
Qurate Retail, Inc. (a)	8,974	175,173
Ross Stores, Inc.	2,429	202,093
Royal Caribbean Cruises Ltd. (b)	1,751	171,230
Service Corp. International	7,269	292,649
Servicemaster Global Holdings, Inc. (a)	6,755	248,179
Stamps.com, Inc. (a)	603	93,851
Starbucks Corp.	4,673	300,941
Target Corp.	2,730	180,426
Texas Roadhouse, Inc.	3,693	220,472
The Gap, Inc.	4,588	118,187
The Home Depot, Inc.	1,639	281,612
The TJX Co., Inc.	5,926	265,128
Thor Industries, Inc.	1,516	78,832
Tiffany & Co.	1,183	95,243
Toll Brothers, Inc.	4,436	146,077
Tractor Supply Co.	2,304	192,246
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	736	180,202
Urban Outfitters, Inc. (a)	3,722	123,570
Weight Watchers International, Inc. (a)	1,696	65,381
Williams-Sonoma, Inc.	2,130	107,459
Yum! Brands, Inc.	3,585	329,534
		13,243,703

See notes to financial statements.

4

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (7.4%):
Altria Group, Inc.	4,200	$207,438
Archer-Daniels-Midland Co.	7,315	299,696
Brown-Forman Corp., Class B	4,450	211,731
Church & Dwight Co., Inc.	4,739	311,637
Colgate-Palmolive Co.	5,176	308,076
Conagra Brands, Inc.	7,285	155,608
Constellation Brands, Inc., Class A	1,291	207,619
Costco Wholesale Corp.	1,500	305,564
General Mills, Inc.	4,974	193,688
Hormel Foods Corp. (b)	7,453	318,094
Ingredion, Inc.	2,243	205,010
Kellogg Co.	3,632	207,060
Kimberly-Clark Corp.	2,215	252,377
Lamb Weston Holdings, Inc.	4,245	312,262
McCormick & Co., Inc.	2,223	309,531
Molson Coors Brewing Co., Class B	2,713	152,362
Mondelez International, Inc., Class A	6,943	277,928
Monster Beverage Corp. (a)	2,878	141,655
National Beverage Corp. (b)	1,507	108,157
Nu Skin Enterprises, Inc., Class A	2,537	155,594
Philip Morris International, Inc.	2,423	161,759
Pilgrim's Pride Corp. (a)	9,691	150,307
Post Holdings, Inc. (a)	2,363	210,614
Sysco Corp.	3,830	239,988
The Clorox Co.	1,631	251,402
The Estee Lauder Cos., Inc., Class A	1,703	221,561
The Hershey Co.	2,723	291,851
The J.M. Smucker Co.	2,138	199,882
The Kraft Heinz Co.	3,924	168,889
The Kroger Co.	5,378	147,895
The Procter & Gamble Co.	4,451	409,136
Tyson Foods, Inc., Class A	3,795	202,653
US Foods Holding Corp. (a)	5,612	177,564
Walgreens Boots Alliance, Inc.	3,024	206,630
		7,681,218
Energy (2.9%):
Apache Corp. (b)	3,682	96,653
Centennial Resource Development, Inc. (a) (b)	7,075	77,967
Chevron Corp.	2,303	250,543
Cimarex Energy Co.	1,982	122,190
ConocoPhillips	2,908	181,314
Continental Resources, Inc. (a)	2,610	104,896
Core Laboratories N.V.	1,608	95,933
Diamondback Energy, Inc.	1,192	110,498
EOG Resources, Inc.	1,911	166,658
Exxon Mobil Corp.	3,642	248,348
HollyFrontier Corp.	2,285	116,809
Marathon Petroleum Corp.	2,300	135,723
Newfield Exploration Co. (a)	5,395	79,091

See notes to financial statements.

5

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	3,168	$194,452
ONEOK, Inc.	4,745	255,993
PBF Energy, Inc.	3,427	111,960
Peabody Energy Corp.	4,933	150,358
Phillips 66	2,349	202,366
The Williams Cos., Inc.	8,641	190,534
Valero Energy Corp.	1,971	147,766
		3,040,052
Financials (20.6%):
Affiliated Managers Group, Inc.	1,611	156,976
Aflac, Inc.	8,477	386,213
Ally Financial, Inc.	9,917	224,719
American Financial Group, Inc.	3,299	298,658
Ameriprise Financial, Inc.	1,625	169,601
Arthur J. Gallagher & Co.	5,094	375,428
Associated Banc-Corp.	9,048	179,060
Athene Holding Ltd., Class A (a)	4,928	196,282
Bank of America Corp.	7,895	194,533
Bank Ozk	5,449	124,401
BB&T Corp.	5,136	222,492
BlackRock, Inc., Class A	511	200,731
BOK Financial Corp.	2,774	203,417
Brown & Brown, Inc.	12,543	345,685
CBOE Holdings, Inc.	2,446	239,292
Citizens Financial Group, Inc.	5,838	173,564
CME Group, Inc.	1,692	318,298
CNA Financial Corp.	6,627	292,582
Comerica, Inc.	2,636	181,067
Commerce Bank, Inc. (b)	4,517	254,623
Credit Acceptance Corp. (a)	447	170,647
Cullen/Frost Bankers, Inc. (b)	2,404	211,408
Discover Financial Services	3,378	199,234
E*TRADE Financial Corp.	3,790	166,305
East West Bancorp, Inc.	3,921	170,681
Eaton Vance Corp.	5,716	201,089
Erie Indemnity Co., Class A	2,658	354,338
FactSet Research Systems, Inc. (b)	1,265	253,164
Fifth Third BanCorp	7,157	168,404
First American Financial Corp.	5,341	238,422
First Citizens BancShares, Inc., Class A	525	197,951
First Republic Bank	3,053	265,306
FNF Group	7,227	227,217
Green Dot Corp. (a)	1,990	158,245
Hanover Insurance Group, Inc.	2,500	291,925
Huntington Bancshares, Inc.	16,765	199,839
IBERIABANK Corp.	3,145	202,161
Intercontinental Exchange, Inc.	4,105	309,230
Invesco Ltd.	8,888	148,785
JPMorgan Chase & Co.	2,347	229,114
Kemper Corp.	2,342	155,462

See notes to financial statements.

6

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
KeyCorp	11,020	$162,876
Lincoln National Corp.	3,538	181,535
Loews Corp.	7,027	319,869
LPL Financial Holdings, Inc.	3,174	193,868
M&T Bank Corp.	1,658	237,310
MarketAxess Holdings, Inc.	1,538	324,994
Marsh & McLennan Co., Inc.	4,546	362,544
MGIC Investment Corp. (a)	11,175	116,891
Moody's Corp.	1,718	240,589
Morgan Stanley	4,595	182,192
Morningstar, Inc.	2,255	247,689
MSCI, Inc.	1,680	247,682
Nasdaq, Inc.	3,461	282,314
New York Community Bancorp, Inc.	21,813	205,260
Northern Trust Corp.	2,408	201,285
Old Republic International Corp.	15,739	323,751
Onemain Holdings, Inc. (a)	5,976	145,157
PacWest Bancorp	5,658	188,298
People's United Financial, Inc.	18,512	267,127
Pinnacle Financial Partners, Inc. (b)	3,850	177,485
Primerica, Inc.	2,133	208,415
Principal Financial Group, Inc.	4,440	196,115
Prosperity Bancshares, Inc.	3,596	224,031
Prudential Financial, Inc.	2,476	201,918
Raymond James Financial, Inc.	2,448	182,156
Regions Financial Corp.	12,149	162,554
Reinsurance Group of America, Inc.	2,006	281,301
S&P Global, Inc.	1,667	283,290
Santander Consumer USA Holdings, Inc.	7,881	138,627
SEI Investments Co.	3,958	182,860
Signature Bank	1,948	200,274
SLM Corp. (a)	22,173	184,258
State Street Corp.	2,508	158,180
SunTrust Banks, Inc.	3,607	181,937
SVB Financial Group (a)	468	88,883
Synchrony Financial	6,368	149,393
Synovus Financial Corp.	4,958	158,606
T. Rowe Price Group, Inc.	2,174	200,704
TD Ameritrade Holding Corp.	3,592	175,864
Texas Capital Bancshares, Inc. (a)	2,568	131,199
The Allstate Corp.	3,621	299,203
The Bank of New York Mellon Corp.	4,730	222,641
The Charles Schwab Corp.	4,235	175,880
The PNC Financial Services Group, Inc.	1,869	218,505
The Progressive Corp.	4,988	300,926
The Travelers Co., Inc.	2,488	297,938
Torchmark Corp.	3,628	270,395
U.S. Bancorp	5,932	271,091
Umpqua Holdings Corp.	11,445	181,976
Unum Group	4,387	128,890

See notes to financial statements.

7

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
W.R. Berkley Corp.	4,995	$369,180
Webster Financial Corp.	3,622	178,528
Wells Fargo & Co.	4,618	212,797
Western Alliance BanCorp (a)	4,561	180,114
Wintrust Financial Corp.	2,848	189,364
Zions BanCorp	4,710	191,885
		21,245,143
Health Care (9.0%):
AbbVie, Inc.	1,793	165,297
ABIOMED, Inc. (a)	374	121,565
Align Technology, Inc. (a)	403	84,400
Anthem, Inc.	1,036	272,085
athenahealth, Inc. (a)	1,015	133,909
BIO-RAD Laboratories, Inc., Class A (a)	725	168,360
Bio-Techne Corp.	1,264	182,926
Centene Corp. (a)	1,767	203,735
Cerner Corp. (a)	3,546	185,953
Chemed Corp.	969	274,498
Cigna Corp.	1,211	229,993
Danaher Corp.	3,039	313,382
Encompass Health Corp.	3,137	193,553
Exelixis, Inc. (a)	5,932	116,682
Globus Medical, Inc., Class A (a)	4,244	183,680
HCA Holdings, Inc.	1,917	238,571
HealthEquity, Inc. (a) (b)	1,725	102,896
Henry Schein, Inc. (a)	2,821	221,505
Hill-Rom Holdings, Inc.	2,957	261,842
Humana, Inc.	1,007	288,484
ICU Medical, Inc. (a)	672	154,311
IDEXX Laboratories, Inc. (a)	816	151,792
Illumina, Inc. (a)	507	152,065
Integra LifeSciences Holdings Corp. (a) (b)	3,999	180,355
IQVIA Holdings, Inc. (a)	1,988	230,946
Jazz Pharmaceuticals PLC (a)	1,437	178,131
Laboratory Corp. of America Holdings (a)	1,821	230,102
Masimo Corp. (a)	1,842	197,776
Medidata Solutions, Inc. (a) (b)	1,951	131,536
Mednax, Inc. (a)	4,402	145,266
Mettler-Toledo International, Inc. (a)	425	240,372
Mylan NV (a)	4,821	132,095
Neogen Corp. (a)	2,723	155,211
Penumbra, Inc. (a) (b)	978	119,512
Perrigo Co. PLC	2,622	101,603
Pfizer, Inc.	9,035	394,378
Quest Diagnostics, Inc.	2,470	205,677
Regeneron Pharmaceuticals, Inc. (a)	484	180,775
ResMed, Inc.	2,777	316,216
Thermo Fisher Scientific, Inc.	1,219	272,799
United Therapeutics Corp. (a) (b)	1,396	152,024
UnitedHealth Group, Inc.	1,121	279,264

See notes to financial statements.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc., Class B	1,995	$232,537
Veeva Systems, Inc. (a)	1,622	144,877
WellCare Health Plans, Inc. (a)	779	183,914
Zimmer Biomet Holdings, Inc.	2,062	213,871
Zoetis, Inc.	2,886	246,868
		9,267,589
Industrials (18.9%):
3M Co.	1,230	234,364
A.O. Smith Corp.	4,386	187,282
Acuity Brands, Inc.	1,064	122,307
AGCO Corp.	3,477	193,565
Air Lease Corp.	6,122	184,946
Alaska Air Group, Inc.	2,492	151,638
Allegion PLC	3,226	257,145
Allison Transmission Holdings, Inc.	3,992	175,289
AMERCO, Inc.	602	197,522
American Airlines Group, Inc.	4,157	133,481
AMETEK, Inc.	3,811	258,004
ASGN, Inc. (a)	2,296	125,132
C.H. Robinson Worldwide, Inc.	2,477	208,291
Carlisle Cos., Inc.	1,889	189,882
Cintas Corp.	1,402	235,522
Copart, Inc. (a)	4,191	200,246
Costar Group, Inc. (a)	597	201,392
CSX Corp.	3,242	201,425
Curtiss-Wright Corp.	1,724	176,055
Delta Air Lines, Inc.	4,093	204,242
Dover Corp.	2,834	201,072
Eaton Corp. PLC, ADR	3,296	226,303
EMCOR Group, Inc.	3,104	185,278
Emerson Electric Co.	3,277	195,801
Equifax, Inc.	1,896	176,574
Expeditors International of Washington, Inc.	3,232	220,067
Fastenal Co.	3,522	184,165
FedEx Corp.	1,012	163,266
Fortive Corp.	3,062	207,175
Fortune Brands Home & Security, Inc.	4,522	171,791
Gardner Denver Holdings, Inc. (a)	6,217	127,138
General Dynamics Corp.	1,513	237,859
Genesee & Wyoming, Inc., Class A (a)	3,033	224,503
Graco, Inc.	6,184	258,799
Harris Corp.	1,505	202,648
HEICO Corp.	2,422	187,657
Hexcel Corp.	4,541	260,380
Hubbell, Inc.	1,908	189,541
Huntington Ingalls Industries, Inc.	876	166,712
IDEX Corp.	1,786	225,499
Ingersoll-Rand PLC	2,417	220,503
Insperity, Inc.	1,412	131,824
J.B. Hunt Transport Services, Inc.	2,134	198,547

See notes to financial statements.

9

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Jacobs Engineering Group, Inc.	2,885	$168,657
Johnson Controls International PLC	6,035	178,938
Kansas City Southern	2,182	208,272
KAR Auction Services, Inc.	5,370	256,256
Kirby Corp. (a)	2,516	169,478
Knight-Swift Transportation Holdings, Inc.	5,003	125,425
L3 Technologies, Inc.	1,339	232,531
Landstar System, Inc.	2,097	200,620
Lennox International, Inc.	1,109	242,716
Lincoln Electric Holdings, Inc.	2,742	216,207
ManpowerGroup, Inc.	1,932	125,194
Masco Corp.	6,339	185,352
MSC Industrial Direct Co., Inc., Class A	3,126	240,452
Nordson Corp.	1,790	213,637
Norfolk Southern Corp.	1,306	195,299
Northrop Grumman Corp.	796	194,940
Old Dominion Freight Line, Inc.	1,301	160,660
Oshkosh Corp.	2,821	172,956
PACCAR, Inc.	3,368	192,448
Parker-Hannifin Corp.	1,278	190,601
Quanta Services, Inc.	7,803	234,870
Raytheon Co.	1,396	214,077
Republic Services, Inc., Class A	5,059	364,704
Robert Half International, Inc.	3,086	176,519
Rollins, Inc.	7,860	283,746
Roper Technologies, Inc.	928	247,331
Schneider National, Inc.	7,271	135,750
Sensata Technologies Holding PLC, ADR (a)	4,626	207,430
Snap-on, Inc. (b)	1,277	185,535
Southwest Airlines Co.	3,584	166,584
Spirit Aerosystems Holdings, Inc., Class A	2,717	195,869
Stanley Black & Decker, Inc.	1,582	189,429
Stericycle, Inc. (a)	3,357	123,168
Teledyne Technologies, Inc. (a)	1,087	225,085
The Boeing Co.	611	197,048
The Middleby Corp. (a) (b)	1,257	129,132
Toro Co.	4,327	241,792
TransDigm Group, Inc. (a)	871	296,191
TransUnion	3,461	196,585
Trex Co., Inc. (a)	1,540	91,414
Trinity Industries, Inc.	10,279	211,645
Union Pacific Corp.	1,831	253,100
United Continental Holdings, Inc. (a)	2,337	195,677
United Parcel Service, Inc., Class B	2,181	212,713
United Rentals, Inc. (a)	1,085	111,245
United Technologies Corp.	2,487	264,815
Verisk Analytics, Inc., Class A (a)	2,767	301,714
W.W. Grainger, Inc.	545	153,886
WABCO Holdings, Inc. (a) (b)	2,062	221,335
Wabtec Corp. (b)	2,613	183,563

See notes to financial statements.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	3,657	$325,436
Watsco, Inc.	1,299	180,743
Woodward, Inc.	3,530	262,243
XPO Logistics, Inc. (a)	1,670	95,257
Xylem, Inc.	2,905	193,822
		19,540,924
Information Technology (11.1%):
Accenture PLC, Class A	1,466	206,721
Adobe Systems, Inc. (a)	795	179,861
Advanced Micro Devices, Inc. (a)	4,535	83,716
Akamai Technologies, Inc. (a)	2,719	166,077
Alliance Data Systems Corp.	937	140,625
Analog Devices, Inc.	2,500	214,574
ANSYS, Inc. (a)	1,505	215,125
Apple, Inc.	1,116	176,038
Applied Materials, Inc.	3,539	115,867
Arrow Electronics, Inc. (a)	3,274	225,742
Aspen Technology, Inc. (a)	2,156	177,180
Automatic Data Processing, Inc.	2,071	271,550
Black Knight, Inc. (a)	6,946	312,987
Blackbaud, Inc.	1,839	115,673
Booz Allen Hamilton Holdings Corp.	6,119	275,783
Broadcom, Inc.	766	194,778
Broadridge Financial Solutions, Inc.	1,731	166,609
CACI International, Inc., Class A (a)	1,233	177,589
CDK Global, Inc.	5,637	269,900
CDW Corp. of Delaware	3,059	247,932
Coherent, Inc. (a)	683	72,200
CommScope Holding Co., Inc. (a)	4,017	65,839
DXC Technology Co.	2,824	150,152
F5 Networks, Inc. (a)	1,444	233,971
Fair Isaac Corp. (a)	1,154	215,798
Fidelity National Information Services, Inc.	3,231	331,338
First Data Corp., Class A (a)	6,440	108,900
Fiserv, Inc. (a)	4,698	345,255
FleetCor Technologies, Inc. (a)	1,220	226,578
Genpact Ltd.	9,742	262,937
Global Payments, Inc.	2,124	219,048
Hewlett Packard Enterprises Co.	12,516	165,336
HP, Inc.	10,109	206,830
IPG Photonics Corp. (a) (b)	620	70,240
Jabil Circuit, Inc.	7,274	180,322
Jack Henry & Associates, Inc.	1,936	244,943
Leidos Holdings, Inc.	3,905	205,872
LogMeIn, Inc.	1,464	119,418
Marvell Technology Group Ltd., ADR	8,077	130,767
Mastercard, Inc., Class A	1,232	232,417
Micron Technology, Inc. (a)	2,292	72,725
MKS Instruments, Inc.	1,529	98,789
Monolithic Power Systems, Inc.	1,401	162,866

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Nvidia Corp.	588	$78,498
ON Semiconductor Corp. (a)	8,029	132,559
Paychex, Inc.	4,618	300,863
Paycom Software, Inc. (a) (b)	821	100,531
PayPal Holdings, Inc. (a)	2,340	196,771
PTC, Inc. (a)	2,360	195,644
Sabre Corp.	7,783	168,424
Salesforce.com, Inc. (a)	1,528	209,290
Seagate Technology PLC	3,140	121,173
Skyworks Solutions, Inc.	2,286	153,208
Texas Instruments, Inc.	2,005	189,473
The Trade Desk, Inc., Class A (a) (b)	448	51,995
Total System Services, Inc.	3,010	244,683
Tyler Technologies, Inc. (a)	1,251	232,461
Universal Display Corp. (b)	897	83,932
VeriSign, Inc. (a)	1,859	275,671
Visa, Inc., Class A	2,057	271,401
WEX, Inc. (a)	1,354	189,641
Xilinx, Inc.	2,506	213,436
		11,466,522
Materials (5.6%):
Air Products & Chemicals, Inc.	1,979	316,740
AptarGroup, Inc.	3,085	290,206
Ball Corp.	7,695	353,817
Berry Global Group, Inc. (a)	5,761	273,820
Celanese Corp., Series A	2,115	190,287
Eastman Chemical Co.	2,794	204,269
Ecolab, Inc.	2,372	349,515
FMC Corp.	2,690	198,952
Freeport-McMoRan, Inc.	9,326	96,151
Huntsman Corp.	6,315	121,816
International Paper Co.	4,619	186,423
Lyondellbasell Industries NV, Class A	2,052	170,644
Martin Marietta Materials, Inc.	1,240	213,119
NewMarket Corp.	660	271,979
Nucor Corp.	3,383	175,273
Olin Corp.	6,748	135,702
Packaging Corp. of America	2,240	186,950
PPG Industries, Inc.	2,478	253,326
Reliance Steel & Aluminum Co.	2,443	173,868
RPM International, Inc.	3,611	212,255
Sonoco Products Co.	6,048	321,330
Steel Dynamics, Inc.	4,051	121,692
The Chemours Co.	4,161	117,423
The Sherwin-Williams Co.	591	232,535
U.S. Steel Corp.	3,923	71,556
Vulcan Materials Co.	2,120	209,456

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Westlake Chemical Corp.	2,025	$133,994
WestRock Co.	4,787	180,757
		5,763,855
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	6,239	249,810
Jones Lang LaSalle, Inc.	1,557	197,116
		446,926
Utilities (7.4%):
Alliant Energy Corp.	8,522	360,055
American Electric Power Co., Inc.	5,027	375,718
Aqua America, Inc.	8,884	303,744
Atmos Energy Corp.	4,289	397,676
Consolidated Edison, Inc.	4,674	357,374
Dominion Resources, Inc.	4,706	336,291
DTE Energy Co.	3,485	384,396
Duke Energy Corp.	4,605	397,412
Eversource Energy	6,037	392,646
Exelon Corp.	9,148	412,575
IDACORP, Inc.	3,457	321,708
MDU Resources Group, Inc.	12,462	297,094
National Fuel Gas Co. (b)	6,411	328,115
NextEra Energy, Inc.	2,394	416,124
OGE Energy Corp.	9,880	387,197
Pinnacle West Capital Corp.	4,663	397,288
PPL Corp.	9,791	277,379
Public Service Enterprise Group, Inc.	6,861	357,115
UGI Corp.	7,673	409,355
WEC Energy Group, Inc.	5,543	383,908
Xcel Energy, Inc.	7,329	361,100
		7,654,270
Total Common Stocks (Cost $91,484,282)		102,593,484
Collateral for Securities Loaned^ (3.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	666,821	666,820
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	963,524	963,524
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	29,754	29,754
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	370,460	370,460
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	592,699	592,699
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	889,104	889,104
Total Collateral for Securities Loaned (Cost $3,512,361)		3,512,361
Total Investments (Cost $94,996,643) — 102.6%		106,105,845
Liabilities in excess of other assets — (2.6)%		(2,718,751)
NET ASSETS — 100.00%		$103,387,094

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	3/15/19	$1,132,674	$1,127,340	$(5,334)
		Total unrealized appreciation			$—
		Total unrealized depreciation			(5,334)
		Total net unrealized appreciation(depreciation)			$(5,334)

See notes to financial statements.

14

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (76.7%)
Australia (1.9%):
Communication Services (0.1%):
Telstra Corp. Ltd.	34,561	$69,344
Consumer Staples (0.2%):
Wesfarmers Ltd.	4,903	111,366
Financials (0.9%):
Australia & New Zealand Banking Group Ltd.	6,251	107,986
Commonwealth Bank of Australia	2,384	121,577
National Australia Bank Ltd.	7,410	125,716
Westpac Banking Corp.	6,105	107,852
		463,131
Materials (0.5%):
BHP Group PLC	3,223	68,095
RIO Tinto Ltd.	1,767	97,776
South32 Ltd.	24,169	57,481
		223,352
Utilities (0.2%):
AGL Energy Ltd. (b)	6,269	91,020
		958,213
Bermuda (0.4%):
Financials (0.4%):
Invesco Ltd.	3,494	58,489
James River Group Holdings Ltd.	3,514	128,402
		186,891
Brazil (1.9%):
Consumer Discretionary (0.1%):
Kroton Educacional S.A.	20,700	47,295
Financials (0.5%):
Banco do Brasil SA	9,700	116,136
BB Seguridade Participacoes SA	18,100	128,875
		245,011
Health Care (0.3%):
Fleury SA	13,600	69,220
Hypermarcas S.A.	14,100	109,812
		179,032
Industrials (0.2%):
CCR SA	35,900	103,554
Information Technology (0.1%):
Cielo SA	19,700	45,158

See notes to financial statements.

15

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.7%):
Cia de Saneamento Basico do Estado de Sao Paulo	14,100	$114,433
EDP — Energias do Brasil SA	22,300	84,744
Engie Brasil Energia SA	17,303	147,190
		346,367
		966,417
Canada (2.3%):
Communication Services (0.8%):
BCE, Inc.	5,014	198,099
TELUS Corp. (b)	6,048	200,492
		398,591
Energy (0.5%):
Enbridge, Inc.	2,288	71,087
Pembina Pipeline Corp. (b)	3,261	96,779
TransCanada Corp.	2,486	88,786
		256,652
Financials (0.3%):
Power Financial Corp.	7,709	145,878
Utilities (0.7%):
Fortis, Inc.	5,813	193,809
Hydro One Ltd. (c)	11,918	176,806
		370,615
		1,171,736
Chile (0.6%):
Utilities (0.6%):
Aguas Andinas SA	359,289	197,826
Colbun SA	590,023	119,163
		316,989
China (3.0%):
Consumer Discretionary (0.2%):
Chongqing Changan Automobile Co. Ltd.	112,700	50,367
Guangzhou Automobile Group Co. Ltd. (b)	62,000	61,816
		112,183
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	96,000	68,434
China Shenhua Energy Co. Ltd.	35,000	76,338
Yanzhou Coal Mining Co. Ltd.	44,000	35,538
		180,310
Financials (1.8%):
Agricultural Bank of China Ltd.	225,000	98,555
Bank of China Ltd.	341,000	147,015
Bank of Communications Co. Ltd., Class H	197,000	153,834
China Cinda Asset Management Co.	406,000	98,410
China CITIC Bank Corp. Ltd.	171,000	103,750

See notes to financial statements.

16

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
China Everbright Bank Co. Ltd.	299,000	$129,577
China Huarong Asset Management Co. Ltd., Class H (c)	364,000	66,447
Chongqing Rural Commercial Bank Co. Ltd.	177,000	94,862
		892,450
Industrials (0.3%):
Jiangsu Expressway Co. Ltd.	72,000	100,505
Weichai Power Co. Ltd.	50,000	57,247
		157,752
Materials (0.1%):
Sinopec Shanghai Petrochemical Co. Ltd.	164,000	71,794
Real Estate (0.2%):
Cifi Holdings Group Co. Ltd.	100,000	53,010
Guangzhou R&f Properties Co. Ltd., Class H	34,000	51,453
		104,463
		1,518,952
Czech Republic (0.4%):
Financials (0.4%):
Komercni Banka AS	5,258	198,638
Denmark (0.1%):
Financials (0.1%):
Danske Bank A/S	3,063	60,820
Egypt (0.3%):
Consumer Staples (0.2%):
Eastern Tobacco	77,925	70,872
Industrials (0.1%):
Elsewedy Electric Co.	66,323	66,720
		137,592
Finland (0.6%):
Financials (0.4%):
Nordea Bank AB	9,052	76,243
Sampo Oyj, Class A	2,642	117,077
		193,320
Utilities (0.2%):
Fortum Oyj	3,902	85,400
		278,720
France (2.4%):
Communication Services (0.2%):
Orange SA	7,999	129,612
Consumer Discretionary (0.1%):
Renault SA	981	61,101
Energy (0.2%):
Total SA	1,812	95,561

See notes to financial statements.

17

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.8%):
AXA SA	3,742	$80,748
BNP Paribas SA	1,847	83,401
Credit Agricole SA	9,087	97,785
Natixis SA	12,860	60,646
Societe Generale SA	2,828	89,648
		412,228
Health Care (0.3%):
Sanofi	1,560	135,311
Industrials (0.2%):
Bouygues	2,540	91,196
Utilities (0.6%):
GDF Suez	7,278	104,556
Suez Environnement Co.	5,663	74,926
Veolia Environnement SA	5,331	109,160
		288,642
		1,213,651
Germany (0.8%):
Communication Services (0.3%):
Deutsche Telekom AG, Registered Shares	7,728	131,333
Consumer Discretionary (0.3%):
Bayerische Motoren Werke AG	1,071	86,852
Daimler AG, Registered Shares	1,406	74,107
		160,959
Materials (0.2%):
BASF SE	1,148	79,951
		372,243
Hong Kong (1.2%):
Consumer Staples (0.1%):
WH Group Ltd. (c)	67,500	51,847
Industrials (0.2%):
China Merchants Holdings International (b)	62,000	111,484
Real Estate (0.1%):
Agile Group Holdings Ltd.	36,000	42,472
Utilities (0.8%):
China Resources Power Holdings Co. Ltd.	56,000	107,719
CK Infrastructure Holdings Ltd.	21,000	158,932
Power Assets Holdings Ltd. (b)	18,000	125,061
		391,712
		597,515
India (0.2%):
Communication Services (0.2%):
Bharti Infratel Ltd.	29,886	110,862

See notes to financial statements.

18

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Indonesia (0.6%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	349,100	$91,298
Energy (0.3%):
PT Adaro Energy TBK	459,200	38,862
PT Indo Tambangraya Megah TBK	28,100	39,643
Tambang Batubara Bukit Asam TBK PT	238,600	71,504
		150,009
Materials (0.1%):
PT Indocement Tunggal Prakarsa TBK	43,800	56,271
		297,578
Ireland (0.4%):
Communication Services (0.1%):
WPP PLC	3,951	42,992
Industrials (0.2%):
Eaton Corp. PLC, ADR	1,296	88,984
Information Technology (0.1%):
Seagate Technology PLC	1,236	47,697
		179,673
Italy (1.3%):
Energy (0.4%):
Eni SpA	5,665	89,479
Snam SpA	23,922	104,725
		194,204
Financials (0.3%):
Assicurazioni Generali SpA	6,544	109,361
Intesa Sanpaolo SpA	29,240	65,098
		174,459
Industrials (0.1%):
Atlantia SpA	2,384	49,330
Utilities (0.5%):
Enel SpA	20,669	119,807
Terna Rete Elettrica Nazionale SpA	18,824	106,890
		226,697
		644,690
Japan (1.2%):
Consumer Discretionary (0.8%):
Bridgestone Corp.	2,900	111,276
Fuji Heavy Industries Ltd.	3,800	81,192
Nissan Motor Co. Ltd.	13,900	111,206
Sekisui House Ltd.	6,500	95,466
		399,140

See notes to financial statements.

19

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.2%):
Japan Tobacco, Inc.	3,700	$87,928
Information Technology (0.2%):
Canon, Inc.	4,400	121,086
		608,154
Korea, Republic Of (0.5%):
Consumer Staples (0.2%):
KT&G Corp.	1,170	106,534
Energy (0.3%):
SK Innovation Co. Ltd.	434	69,670
S-Oil Corp.	699	60,976
		130,646
		237,180
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.	14,400	62,802
Malaysia (1.5%):
Communication Services (0.4%):
Astro Malaysia Holdings BHD	116,200	36,615
DiGi.Com Berhad	91,100	99,052
Telekom Malaysia Berhad	80,500	51,941
		187,608
Consumer Staples (0.1%):
British American Tobacco Malaysia BHD	6,700	58,465
Financials (0.5%):
CIMB Group Holdings Berhad	73,000	100,859
Malayan Banking Berhad	62,800	144,349
		245,208
Industrials (0.4%):
MISC BHD	63,200	102,458
Sime Darby BHD	170,200	98,898
		201,356
Utilities (0.1%):
YTL Power International BHD	285,300	57,331
		749,968
Mexico (0.3%):
Consumer Staples (0.2%):
Kimberly-Clark de Mexico SAB de CV, Series A	62,447	99,068
Materials (0.1%):
Grupo Mexico SAB de CV, Series B	30,329	62,425
		161,493
See notes to financial statements.

20

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Netherlands (0.9%):
Communication Services (0.3%):
Koninklijke KPN NV	41,214	$120,370
Financials (0.3%):
ABN AMRO Group NV (c)	3,351	78,844
ING Groep NV	7,941	85,407
		164,251
Industrials (0.2%):
Randstad Holding NV	1,605	73,579
Materials (0.1%):
Lyondellbasell Industries NV, Class A	807	67,110
		425,310
Norway (0.4%):
Communication Services (0.2%):
Telenor ASA	5,495	106,787
Consumer Staples (0.2%):
Marine Harvest ASA	4,415	93,121
		199,908
Philippines (0.2%):
Communication Services (0.2%):
Globe Telecom, Inc.	1,905	68,680
Poland (0.2%):
Financials (0.2%):
Bank Pekao SA	3,455	100,794
Portugal (0.1%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA	5,177	61,342
Russian Federation (1.9%):
Communication Services (0.5%):
Mobile TeleSystems PJSC	34,060	116,709
Rostelecom PJSC	143,550	151,028
		267,737
Consumer Staples (0.3%):
Magnit PJSC, GDR	4,982	63,421
X5 Retail Group NV, Registered Shares, GDR	3,019	74,902
		138,323
Energy (0.3%):
Tatneft PAO	11,330	119,670
Materials (0.6%):
ALROSA AO	65,710	92,819
Evraz PLC	6,650	40,715

See notes to financial statements.

21

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
MMC Norilsk Nickel PJSC	501	$94,168
Severstal PJSC	6,660	90,299
		318,001
Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	47,860,000	102,048
		945,779
Singapore (0.2%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	46,900	100,966
South Africa (1.8%):
Communication Services (0.5%):
Telkom SA SOC Ltd.	30,876	136,309
Vodacom Group Ltd.	10,265	94,650
		230,959
Consumer Discretionary (0.3%):
The Foschini Group Ltd.	6,790	78,611
Truworths International Ltd.	14,060	86,198
		164,809
Financials (0.8%):
Absa Group Ltd.	8,521	95,880
Investec Ltd.	17,931	98,207
Nedbank Group Ltd.	5,412	103,482
Standard Bank Group Ltd.	7,359	91,664
		389,233
Materials (0.2%):
African Rainbow Minerals Ltd.	6,700	66,433
Assore Ltd.	2,730	55,325
		121,758
		906,759
Spain (1.2%):
Communication Services (0.2%):
Telefonica SA	15,738	132,455
Energy (0.2%):
Repsol SA	5,404	86,869
Utilities (0.8%):
Endesa SA	5,829	134,402
Iberdrola SA	16,397	131,648
Red Electrica Corp. SA	5,854	130,528
		396,578
		615,902

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Sweden (0.9%):
Communication Services (0.2%):
TeliaSonera AB	21,608	$102,843
Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares (b)	4,968	70,689
Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	9,284	90,298
Swedbank AB, A Shares	4,939	110,453
		200,751
Industrials (0.1%):
Atlas Copco AB, A Shares	2,797	66,768
		441,051
Switzerland (0.9%):
Communication Services (0.3%):
Swisscom AG	271	129,584
Consumer Discretionary (0.2%):
Garmin Ltd.	1,865	118,092
Financials (0.3%):
Zurich Insurance Group AG	424	126,441
Industrials (0.1%):
Adecco SA, Registered Shares	1,511	71,050
		445,167
Taiwan (3.6%):
Consumer Discretionary (0.4%):
Pou Chen Corp.	123,000	130,298
Ruentex Industries Ltd.	34,200	87,459
		217,757
Consumer Staples (0.4%):
President Chain Store Corp.	9,000	90,678
Uni-President Enterprises Corp.	47,000	106,630
		197,308
Financials (0.4%):
Mega Financial Holding Co. Ltd.	231,000	195,022
Information Technology (1.9%):
Asustek Computer, Inc.	17,000	111,419
AU Optronics Corp.	241,000	95,765
Compal Electronics, Inc.	300,000	170,148
Inventec Corp.	188,000	134,523
Pegatron Corp.	60,000	100,451
Quanta Computer, Inc.	81,000	138,638
Winbond Electronics Corp.	134,000	59,047
WPG Holdings Ltd.	109,000	130,793
		940,784

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.5%):
Formosa Chemicals & Fibre	33,000	$112,898
Nan Ya Plastics Corp.	59,000	145,106
		258,004
		1,808,875
Thailand (1.7%):
Communication Services (0.3%):
Intouch Holdings Public Co. Ltd.	113,700	166,759
Energy (0.4%):
Esso Thailand PCL	133,000	41,657
IRPC Public Co. Ltd.	489,400	86,456
Thai Oil PCL	32,200	65,447
		193,560
Materials (0.4%):
PTT Global Chemical Public Co. Ltd.	35,100	76,913
The Siam Cement Public Co. Ltd.	11,000	147,372
		224,285
Utilities (0.6%):
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	180,400	281,339
		865,943
Turkey (0.6%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	45,875	105,396
Consumer Discretionary (0.1%):
Tofas Turk Otomobil Fabrikasi AS	23,930	76,530
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	3,860	85,194
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	36,983	50,376
		317,496
United Kingdom (2.9%):
Communication Services (0.3%):
BT Group PLC	29,418	89,435
Vodafone Group PLC	46,971	91,311
		180,746
Consumer Discretionary (0.3%):
Next PLC	1,158	58,953
Persimmon PLC	3,622	89,181
		148,134
Consumer Staples (0.3%):
British American Tobacco PLC	1,715	54,561
Imperial Tobacco Group PLC	2,673	81,118
		135,679

See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (0.3%):
BP PLC	12,889	$81,468
Royal Dutch Shell PLC, Class A	3,093	91,022
		172,490
Financials (0.6%):
Aviva PLC	20,008	95,744
Legal & General Group PLC	37,116	109,341
Standard Life Aberdeen PLC	24,932	81,623
		286,708
Materials (0.5%):
Anglo American PLC	2,745	61,370
Antofagasta PLC	6,346	63,460
Mondi PLC	2,886	60,100
Rio Tinto PLC	1,559	74,653
		259,583
Utilities (0.6%):
Centrica PLC	51,625	89,038
National Grid PLC	10,157	99,354
SSE PLC	7,259	100,228
		288,620
		1,471,960
United States (37.2%):
Communication Services (1.6%):
AT&T, Inc.	3,208	91,556
CenturyLink, Inc.	3,099	46,950
Emerald Expositions Events, Inc.	6,055	74,719
Marcus Corp.	2,879	113,721
Omnicom Group, Inc.	1,504	110,153
Sinclair Broadcast Group, Inc., Class A	2,902	76,439
TEGNA, Inc.	7,783	84,601
Verizon Communications, Inc.	2,170	121,997
Viacom, Inc., Class B	2,780	71,446
		791,582
Consumer Discretionary (5.0%):
Acushnet Holdings Corp.	4,346	91,570
Bed Bath & Beyond, Inc. (b)	4,090	46,299
Big Lots, Inc.	2,117	61,224
Bloomin' Brands, Inc.	6,035	107,966
Bluegreen Vacations Corp.	3,940	50,944
Brinker International, Inc. (b)	2,218	97,548
Chico's FAS, Inc.	7,064	39,700
Ethan Allen Interiors, Inc.	5,632	99,067
Ford Motor Co.	10,607	81,143
Genuine Parts Co.	1,276	122,521
Group 1 Automotive, Inc.	1,043	54,987
Harley-Davidson, Inc.	2,007	68,479

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Haverty Furniture Cos., Inc.	4,570	$85,825
Jack in the Box, Inc.	1,328	103,093
Kohl's Corp.	788	52,276
L Brands, Inc.	1,930	49,543
Las Vegas Sands Corp.	1,346	70,059
La-Z-Boy, Inc.	2,629	72,850
LCI Industries (b)	840	56,112
Leggett & Platt, Inc.	2,294	82,217
Macy's, Inc.	1,386	41,275
McDonald's Corp.	668	118,617
MDC Holdings, Inc.	3,194	89,783
Newell Brands, Inc. (b)	2,718	50,528
Nutrisystem, Inc.	1,806	79,247
Papa John's International, Inc. (b)	1,639	65,249
Penske Automotive Group, Inc.	1,688	68,060
PetMed Express, Inc. (b)	1,953	45,427
Ruth's Hospitality Group, Inc.	3,008	68,372
Sturm Ruger & Co.	1,639	87,227
Target Corp.	1,073	70,914
Tenneco, Inc.	2,251	61,655
The Buckle, Inc. (b)	2,898	56,047
The Cheesecake Factory, Inc. (b)	1,926	83,800
The Gap, Inc.	1,803	46,445
		2,526,069
Consumer Staples (3.5%):
Altria Group, Inc.	1,652	81,592
Archer-Daniels-Midland Co.	2,876	117,830
B&G Foods, Inc. (b)	2,332	67,418
Colgate-Palmolive Co.	2,034	121,064
General Mills, Inc.	1,956	76,167
Ingles Markets, Inc., Class A	2,269	61,762
Ingredion, Inc.	883	80,706
John B. Sanfilippo & Son, Inc. (b)	1,470	81,820
Kellogg Co.	1,427	81,353
Kimberly-Clark Corp.	871	99,242
Molson Coors Brewing Co., Class B	1,067	59,923
Philip Morris International, Inc.	953	63,622
The Clorox Co.	641	98,804
The Hershey Co.	1,071	114,790
The J.M. Smucker Co.	840	78,531
The Kraft Heinz Co.	1,543	66,411
The Procter & Gamble Co.	1,751	160,952
Universal Corp.	986	53,392
Vector Group Ltd.	10,359	100,793
Walgreens Boots Alliance, Inc.	1,189	81,244
		1,747,416
Energy (1.5%):
Arch Coal, Inc.	905	75,106
Chevron Corp.	906	98,564

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Evolution Petroleum Corp.	9,435	$64,347
Exxon Mobil Corp.	1,431	97,580
Occidental Petroleum Corp.	1,246	76,479
ONEOK, Inc.	1,865	100,617
Phillips 66	923	79,516
RPC, Inc. (b)	5,100	50,337
The Williams Cos., Inc.	3,397	74,904
Valero Energy Corp.	775	58,102
		775,552
Financials (7.7%):
American Financial Group, Inc.	1,277	115,607
Ameriprise Financial, Inc.	640	66,797
BB&T Corp.	2,019	87,463
Capitol Federal Financial, Inc.	17,979	229,592
CNA Financial Corp.	2,605	115,011
Cohen & Steers, Inc. (b)	3,693	126,744
Erie Indemnity Co., Class A	1,046	139,442
Federated Investors, Inc., Class B	4,303	114,245
First American Financial Corp.	2,101	93,789
First Busey Corp.	5,344	131,142
FNF Group	2,843	89,384
Hope Bancorp, Inc.	7,774	92,200
Horace Mann Educators Corp.	3,292	123,285
Huntington Bancshares, Inc.	6,593	78,589
KeyCorp	4,334	64,057
Legg Mason, Inc.	3,795	96,810
New York Community Bancorp, Inc.	8,579	80,728
Northwest Bancshares, Inc.	11,391	192,964
Old Republic International Corp.	6,187	127,267
PacWest Bancorp	2,224	74,015
Park National Corp. (b)	1,441	122,413
People's United Financial, Inc.	7,280	105,050
Principal Financial Group, Inc.	1,746	77,121
ProAssurance Corp.	2,204	89,394
Provident Financial Services, Inc.	6,942	167,510
Prudential Financial, Inc.	973	79,348
Safety Insurance Group, Inc.	1,862	152,330
Sandy Spring BanCorp	4,322	135,451
Southside Bancshares, Inc.	4,597	145,955
Trustmark Corp. (b)	4,526	128,674
Umpqua Holdings Corp.	4,500	71,550
Unum Group	1,725	50,680
Waddell & Reed Financial, Inc., Class A (b)	4,727	85,464
Wells Fargo & Co.	1,816	83,681
Westamerica BanCorp	2,312	128,732
		3,862,484
Health Care (0.8%):
AbbVie, Inc.	705	64,994
Meridian Bioscience, Inc.	9,371	162,680

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Pfizer, Inc.	3,552	$155,045
		382,719
Industrials (5.6%):
3M Co.	484	92,221
Acco Brands Corp.	9,775	66,275
Aircastle Ltd.	6,111	105,354
Allegiant Travel Co.	583	58,428
Altra Industrial Motion Corp.	3,217	80,908
Applied Industrial Technologies, Inc.	1,562	84,254
Brady Corp., Class A	3,686	160,194
Deluxe Corp.	2,637	101,366
Emerson Electric Co.	1,289	77,018
Fastenal Co.	1,385	72,422
Gorman-Rupp Co.	4,122	133,594
H&E Equipment Services, Inc.	1,988	40,595
Herman Miller, Inc.	2,453	74,203
HNI Corp.	2,352	83,331
Hubbell, Inc.	750	74,505
Johnson Controls International PLC	2,373	70,359
KBR, Inc.	5,199	78,921
Kimball International, Inc., Class B	8,917	126,532
Knoll, Inc.	5,467	90,096
Matson, Inc.	3,463	110,885
Matthews International Corp., Class A (b)	2,596	105,450
McGrath RentCorp	2,366	121,802
Mobile Mini, Inc.	2,191	69,564
MSC Industrial Direct Co., Inc., Class A	1,228	94,458
Mueller Water Products, Inc., Class A	9,357	85,149
National Presto Industries, Inc.	894	104,526
Pitney Bowes, Inc.	12,691	75,004
Steelcase, Inc., Class A	7,301	108,274
The Greenbrier Cos., Inc. (b)	1,708	67,534
United Parcel Service, Inc., Class B	857	83,583
Wabash National Corp.	5,613	73,418
Watsco, Inc.	510	70,961
		2,841,184
Information Technology (2.0%):
Broadcom, Inc.	301	76,538
Cass Information Systems, Inc.	2,229	117,959
CSG Systems International, Inc.	3,743	118,915
InterDigital, Inc.	2,121	140,898
ManTech International Corp., Class A	1,731	90,523
MTS Systems Corp.	2,343	94,025
NIC, Inc.	7,339	91,591
Paychex, Inc.	1,816	118,312
Progress Software Corp.	1,815	64,414
The Hackett Group, Inc. (b)	6,680	106,947
		1,020,122

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.8%):
Air Products & Chemicals, Inc.	779	$124,679
Greif, Inc., Class A	1,781	66,093
International Paper Co.	1,816	73,294
Myers Industries, Inc.	3,274	49,470
Nucor Corp.	1,331	68,959
Olin Corp.	2,652	53,332
Packaging Corp. of America	882	73,612
Rayonier Advanced Materials, Inc.	3,713	39,543
Schnitzer Steel Industries, Inc.	2,851	61,439
Sonoco Products Co.	2,377	126,290
WestRock Co.	1,881	71,026
Worthington Industries, Inc.	2,206	76,857
		884,594
Real Estate (0.4%):
Four Corners Property Trust, Inc.	7,316	191,679
Utilities (7.3%):
Alliant Energy Corp.	3,351	141,580
American Electric Power Co., Inc.	1,976	147,686
American States Water Co.	2,418	162,103
Chesapeake Utilities Corp.	1,781	144,795
Consolidated Edison, Inc.	1,839	140,610
Dominion Resources, Inc.	1,850	132,201
DTE Energy Co.	1,370	151,111
Duke Energy Corp.	1,810	156,203
Eversource Energy	2,374	154,405
Exelon Corp.	3,598	162,270
IDACORP, Inc.	1,359	126,468
MDU Resources Group, Inc.	4,898	116,768
MGE Energy, Inc.	2,734	163,931
Middlesex Water Co.	2,560	136,576
National Fuel Gas Co. (b)	2,521	129,025
NextEra Energy, Inc.	941	163,565
OGE Energy Corp.	3,884	152,214
Otter Tail Corp.	3,707	184,015
Pinnacle West Capital Corp.	1,833	156,172
PPL Corp.	3,850	109,070
Public Service Enterprise Group, Inc.	2,698	140,431
SJW Corp.	1,763	98,058
Unitil Corp.	3,605	182,557
WEC Energy Group, Inc.	2,179	150,918
Xcel Energy, Inc.	2,882	141,997
		3,644,729
		18,668,130
Total Common Stocks (Cost $41,426,355)		38,474,839

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 01/10/19 @ $0.41 (e)	4,643	$2,127
United States (0.0%): (d)
Materials (0.0%): (d)
Schulman, Inc. (e) (f) (g)	1,513	3,026
Total Rights (Cost $5,203)		5,153
Collateral for Securities Loaned^ (2.6%)
United States (2.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (h)	250,287	250,287
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (h)	361,652	361,652
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (h)	11,168	11,168
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (h)	139,050	139,050
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (h)	222,466	222,466
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (h)	333,719	333,719
Total Collateral for Securities Loaned (Cost $1,318,342)		1,318,342
Total Investments (Cost $42,749,900) — 79.3%		39,798,334
Other assets in excess of liabilities — 20.7%		10,400,275
NET ASSETS — 100.00%		$50,198,609

^  Purchased with cash collateral from securities on loan.

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Canada, Mexico were fair valued at December 31, 2018. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $373,944 and amounted to 0.7% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Non-income producing security.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(h)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P E-Mini Option	Put	USD	2,470.00	1/18/19	46	$(94,760)
Total (Premiums Received $117,143)						$(94,760)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	60	1/16/19	$1,257,933	$1,450,500	$192,567
NASDAQ 100 E-Mini Futures	92	3/15/19	12,295,386	11,653,180	(642,206)
					$(449,639)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	170	3/15/19	$22,199,102	$21,294,200	$904,902
Mini MSCI EAFE Index Futures	113	3/15/19	9,845,685	9,695,400	150,285
Mini MSCI Emerging Markets Index Futures	199	3/15/19	9,686,498	9,619,660	66,838
Russell 2000 Mini Index Futures	149	3/15/19	10,448,972	10,050,050	398,922
					$1,520,947
		Total unrealized appreciation			$1,713,514
		Total unrealized depreciation			(642,206)
		Total net unrealized appreciation(depreciation)			$1,071,308

See notes to financial statements.

31

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2018

  (Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $94,996,643 and $42,749,900)	$106,105,845	(a)	$39,798,334 (b)
Foreign currency, at value (Cost $— and $26,809)	—		26,809
Cash and cash equivalents	—		2,933,342
Deposits with brokers for futures contracts	95,956		4,828,201
Interest and dividends receivable	129,619		95,248
Receivable for capital shares issued	6,680		4,371,412
Receivable for investments sold	1,068,605		—
Variation margin receivable on open futures contracts	8,640		—
Reclaims receivable	—		28,419
Receivable from Adviser	47,566		13,695
Prepaid expenses	11,975		2,963
Total Assets	107,474,886		52,098,423
LIABILITIES:
Payables:
Written options, at value (Premiums Received $— and $117,143)	—		94,760
Collateral received on loaned securities	3,512,361		1,318,342
Custodian	39,721		—
Investments purchased	—		229,988
Capital shares redeemed	389,048		—
Variation margin on open futures contracts	—		188,640
Accrued foreign capital gains tax	—		286
Accrued expenses and other payables:
Investment advisory fees	65,605		21,898
Administration fees	5,749		2,240
Custodian fees	2,223		18,742
Transfer agent fees	20,504		3,158
Chief Compliance Officer fees	129		51
Trustees' fees	27		76
12b-1 fees	19,250		2,777
Other accrued expenses	33,175		18,856
Total Liabilities	4,087,792		1,899,814
NET ASSETS:
Capital	93,007,687		52,270,392
Total distributable earnings/(loss)	10,379,407		(2,071,783)
Net Assets	$103,387,094		$50,198,609
Net Assets
Class A Shares	$38,427,497		$27,805,122
Class C Shares	34,307,300		409,980
Class I Shares	30,652,297		21,983,507
Total	$103,387,094		$50,198,609
Shares (unlimited number of shares authorized with no par value):
Class A Shares	2,991,771		2,893,812
Class C Shares	2,738,622		43,012
Class I Shares	2,386,152		2,277,967
Total	8,116,545		5,214,791
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$12.84		$9.61
Class C Shares (c)	12.53		9.53
Class I Shares	12.85		9.65
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.62		$10.20

(a)  Includes $3,462,829 of securities on loan.

(b)  Includes $1,539,366 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

32

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2018

  (Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$1,105,255	$830,369
Interest	1,579	57,100
Securities lending (net of fees)	7,570	7,059
Foreign tax withholding	(66)	(69,183)
Total Income	1,114,338	825,345
Expenses:
Investment advisory fees	442,175	132,226
Administration fees	38,432	13,414
12b-1 fees — Class A Shares	58,884	2,832
12b-1 fees — Class C Shares	204,930	1,851
Custodian fees	3,059	31,425
Transfer agent fees — Class A Shares	21,054	685
Transfer agent fees — Class C Shares	22,300	251
Transfer agent fees — Class I Shares	14,941	4,612
Trustees' fees	5,300	1,875
Chief Compliance Officer fees	531	184
Legal and audit fees	13,294	9,773
State registration and filing fees	28,296	22,543
Interest expense on interfund lending	31	—
Other expenses	27,365	13,498
Total Expenses	880,592	235,169
Expenses waived/reimbursed by Adviser	(147,637)	(102,496)
Net Expenses	732,955	132,673
Net Investment Income (Loss)	381,383	692,672
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	4,534,038	1,004,093
Net realized gains (losses) from futures transactions	(102,448)	2,340,625
Net realized gains (losses) from written options	—	878,232
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(17,536,503)	(4,427,493)
Net change in unrealized appreciation/depreciation on futures transactions	4,615	(111,515)
Net change in unrealized appreciation/depreciation on written options	—	225,192
Net change in accrued foreign taxes on unrealized gains	—	3,910
Net realized/unrealized gains (losses) on investments	(13,100,298)	(86,956)
Change in net assets resulting from operations	$(12,718,915)	$605,716

See notes to financial statements.

33

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$381,383	$520,905	$692,672	$1,367,130
Net realized gains (losses) from investment transactions	4,431,590	16,530,506	4,222,950	1,997,614
Net change in unrealized appreciation/depreciation on investments	(17,531,888)	(1,974,167)	(4,309,906)	(579,923)
Change in net assets resulting from operations	(12,718,915)	15,077,244	605,716	2,784,821
Distributions to Shareholders: (a)
Class A Shares	(5,296,808)	(3,474,874)	(357,543)	(729,949)
Class C Shares	(4,582,682)	(5,093,813)	(4,542)	(9,927)
Class I Shares	(4,236,494)	(3,082,938)	(340,817)	(837,655)
Change in net assets resulting from distributions to shareholders	(14,115,984)	(11,651,625)	(702,902)	(1,577,531)
Change in net assets resulting from capital transactions	740,681	(1,036,505)	6,654,305	(14,222,605)
Change in net assets	(26,094,218)	2,389,114	6,557,119	(13,015,315)
Net Assets:
Beginning of period	129,481,312	127,092,198	43,641,490	56,656,805
End of period	$103,387,094	$129,481,312	$50,198,609	$43,641,490

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 10 in the Notes to Financial Statements).

(continues on next page)

See notes to financial statements.

34

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,627,587	$26,139,052	$10,848,579	$2,828,020
Distributions reinvested	5,231,073	3,421,278	356,077	727,653
Cost of shares redeemed	(11,140,428)	(15,975,579)	(7,219,853)	(5,260,176)
Total Class A Shares	$(3,281,768)	$13,584,751	$3,984,803	$(1,704,503)
Class C Shares
Proceeds from shares issued	$3,452,633	$13,301,468	$127,951	$151,102
Distributions reinvested	4,552,125	5,056,077	4,542	9,927
Cost of shares redeemed	(6,182,115)	(35,709,156)	(32,723)	(377,788)
Total Class C Shares	$1,822,643	$(17,351,611)	$99,770	$(216,759)
Class I Shares
Proceeds from shares issued	$4,905,202	$11,264,963	$10,321,125	$10,892,602
Distributions reinvested	4,030,409	2,880,716	335,293	831,102
Cost of shares redeemed	(6,735,805)	(11,415,324)	(8,086,686)	(24,025,047)
Total Class I Shares	$2,199,806	$2,730,355	$2,569,732	$(12,301,343)
Change in net assets resulting from capital transactions	$740,681	$(1,036,505)	$6,654,305	$(14,222,605)
Share Transactions:
Class A Shares
Issued	167,606	1,598,096	1,121,274	295,657
Reinvested	405,953	208,990	37,007	76,073
Redeemed	(714,037)	(963,489)	(745,572)	(549,478)
Total Class A Shares	(140,478)	843,597	412,709	(177,748)
Class C Shares
Issued	215,651	814,121	13,344	15,890
Reinvested	363,588	315,413	475	1,047
Redeemed	(402,487)	(2,219,795)	(3,412)	(39,902)
Total Class C Shares	176,752	(1,090,261)	10,407	(22,965)
Class I Shares
Issued	305,073	680,103	1,060,028	1,131,635
Reinvested	312,177	175,785	34,708	86,613
Redeemed	(437,385)	(690,384)	(835,766)	(2,499,198)
Total Class I Shares	179,865	165,504	258,970	(1,280,950)
Change in Shares	216,139	(81,160)	682,086	(1,481,663)

See notes to financial statements.

35

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$16.50	$16.04	$13.80	$14.15	$14.16	$11.71
Investment Activities:
Net investment income (loss) (a)	0.06	0.11	0.11	0.13	0.05	0.03
Net realized and unrealized gains (losses) on investments	(1.79)	1.91	2.48	0.16	0.74	2.58
Total from Investment Activities	(1.73)	2.02	2.59	0.29	0.79	2.61
Distributions to Shareholders:
Net investment income	(0.04)	(0.10)	(0.11)	(0.12)	(0.04)	(0.13)
Net realized gains from investments	(1.89)	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)
Total Distributions to Shareholders	(1.93)	(1.56)	(0.35)	(0.64)	(0.80)	(0.16)
Net Asset Value, End of Period	$12.84	$16.50	$16.04	$13.80	$14.15	$14.16
Total Return (excludes sales charge) (b)	(10.53)%	12.79%	18.89%	2.17%	5.89%	22.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$38,427	$51,671	$36,721	$62,700	$75,399	$77,212
Ratio of net expenses to average net assets (c)	0.99%	0.99%	0.99%	0.99%	1.50%	1.60%
Ratio of net investment income (loss) to average net assets (c)	0.77%	0.67%	0.75%	0.92%	0.35%	0.25%
Ratio of gross expenses to average net assets (c) (d)	1.20%	1.19%	1.35%	1.28%	1.67%	1.68%
Portfolio turnover (b) (e)	19%	45%	38%	46%	48%	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$16.16	$15.78	$13.59	$13.95	$14.05	$11.67
Investment Activities:
Net investment income (loss) (a)	— (b)	(0.02)	— (b)	0.02	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	(1.74)	1.86	2.44	0.17	0.71	2.57
Total from Investment Activities	(1.74)	1.84	2.44	0.19	0.66	2.50
Distributions to Shareholders:
Net investment income	—	— (b)	(0.01)	(0.03)	—	(0.09)
Net realized gains from investments	(1.89)	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)
Total Distributions to Shareholders	(1.89)	(1.46)	(0.25)	(0.55)	(0.76)	(0.12)
Net Asset Value, End of Period	$12.53	$16.16	$15.78	$13.59	$13.95	$14.05
Total Return (excludes contingent deferred sales charge) (c)	(10.77)%	11.78%	18.09%	1.42%	5.01%	21.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,307	$41,410	$57,620	$58,249	$56,826	$33,464
Ratio of net expenses to average net assets (d)	1.74%	1.74%	1.74%	1.74%	2.25%	2.35%
Ratio of net investment income (loss) to average net assets (d)	0.03%	(0.11)%	0.01%	0.16%	(0.37)%	(0.50)%
Ratio of gross expenses to average net assets (d) (e)	2.00%	1.97%	2.12%	2.11%	2.42%	3.43%
Portfolio turnover (c) (f)	19%	45%	38%	46%	48%	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

37

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$16.50	$16.05	$13.80	$14.15	$14.16	$11.71
Investment Activities:
Net investment income (loss) (a)	0.09	0.15	0.15	0.16	0.08	0.07
Net realized and unrealized gains (losses) on investments	(1.79)	1.90	2.48	0.16	0.74	2.57
Total from Investment Activities	(1.70)	2.05	2.63	0.32	0.82	2.64
Distributions to Shareholders:
Net investment income	(0.06)	(0.14)	(0.14)	(0.15)	(0.07)	(0.16)
Net realized gains from investments	(1.89)	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)
Total Distributions to Shareholders	(1.95)	(1.60)	(0.38)	(0.67)	(0.83)	(0.19)
Net Asset Value, End of Period	$12.85	$16.50	$16.05	$13.80	$14.15	$14.16
Total Return (b)	(10.34)%	12.97%	19.24%	2.42%	6.16%	22.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,652	$36,400	$32,751	$44,170	$63,213	$92,699
Ratio of net expenses to average net assets (c)	0.74%	0.74%	0.74%	0.74%	1.25%	1.35%
Ratio of net investment income (loss) to average net assets (c)	1.03%	0.91%	1.00%	1.14%	0.60%	0.50%
Ratio of gross expenses to average net assets (c) (d)	0.97%	0.95%	1.13%	1.11%	1.42%	1.43%
Portfolio turnover (b) (e)	19%	45%	38%	46%	48%	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

38

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$9.61	$9.40	$9.21	$9.41	$9.84	$9.78
Investment Activities:
Net investment income (loss) (a)	0.15	0.24	0.24	0.26	0.22	0.11
Net realized and unrealized gains (losses) on investments	(0.01)	0.26	0.20 (b)	(0.02)	(0.38)	— (c)
Total from Investment Activities	0.14	0.50	0.44	0.24	(0.16)	0.11
Distributions to Shareholders:
Net investment income	(0.12)	(0.29)	(0.25)	(0.21)	(0.21)	(0.05)
Net realized gains from investments	(0.02)	—	—	(0.23)	(0.06)	—
Total Distributions to Shareholders	(0.14)	(0.29)	(0.25)	(0.44)	(0.27)	(0.05)
Net Asset Value, End of Period	$9.61	$9.61	$9.40	$9.21	$9.41	$9.84
Total Return (excludes sales charge) (d)	1.51%	5.37%	4.77%	2.54%	(1.62)%	1.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,805	$23,847	$24,998	$29,649	$31,313	$28,924
Ratio of net expenses to average net assets (e)	0.75%	0.89%	0.90%	0.90%	1.13%	1.15%
Ratio of net investment income (loss) to average net assets (e)	2.99%	2.55%	2.59%	2.72%	2.23%	1.09%
Ratio of gross expenses to average net assets (e) (f)	1.02%	1.18%	1.25%	1.06%	1.27%	1.25%
Portfolio turnover (d) (g) (f)	51%	69%	63%	92%	135%	190%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been gas indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

39

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$9.54	$9.33	$9.15	$9.36	$9.74	$9.74
Investment Activities:
Net investment income (loss) (a)	0.11	0.17	0.17	0.19	0.14	0.01
Net realized and unrealized gains (losses) on investments	(0.01)	0.26	0.20 (b)	(0.02)	(0.38)	0.02
Total from Investment Activities	0.10	0.43	0.37	0.17	(0.24)	0.03
Distributions to Shareholders:
Net investment income	(0.09)	(0.22)	(0.19)	(0.15)	(0.08)	(0.03)
Net realized gains from investments	(0.02)	—	—	(0.23)	(0.06)	—
Total Distributions to Shareholders	(0.11)	(0.22)	(0.19)	(0.38)	(0.14)	(0.03)
Net Asset Value, End of Period	$9.53	$9.54	$9.33	$9.15	$9.36	$9.74
Total Return (excludes contingent deferred sales charge) (c)	1.06%	4.64%	4.02%	1.75%	(2.42)%	0.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$410	$311	$519	$518	$385	$267
Ratio of net expenses to average net assets (d)	1.50%	1.64%	1.65%	1.65%	2.02%	2.00%
Ratio of net investment income (loss) to average net assets (d)	2.21%	1.79%	1.88%	2.00%	1.88%	1.90%
Ratio of gross expenses to average net assets (d) (e)	2.56%	2.51%	3.00%	2.48%	1.29%	(0.04)%
Portfolio turnover (c) (f)	51%	69%	63%	92%	135%	190%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund
	Class I Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$9.65	$9.44	$9.24	$9.44	$9.89	$9.81
Investment Activities:
Net investment income (loss) (a)	0.16	0.26	0.27	0.30	0.23	0.10
Net realized and unrealized gains (losses) on investments	— (b)	0.26	0.20	(0.04)	(0.37)	0.04
Total from Investment Activities	0.16	0.52	0.47	0.26	(0.14)	0.14
Distributions to Shareholders:
Net investment income	(0.14)	(0.31)	(0.27)	(0.23)	(0.25)	(0.06)
Net realized gains from investments	(0.02)	—	—	(0.23)	(0.06)	—
Total Distributions to Shareholders	(0.16)	(0.31)	(0.27)	(0.46)	(0.31)	(0.06)
Net Asset Value, End of Period	$9.65	$9.65	$9.44	$9.24	$9.44	$9.89
Total Return (c)	1.65%	5.62%	5.11%	2.77%	(1.41)%	1.44%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,984	$19,483	$31,140	$43,866	$25,310	$33,773
Ratio of net expenses to average net assets (d)	0.40%	0.64%	0.65%	0.65%	1.02%	1.00%
Ratio of net investment income (loss) to average net assets (d)	3.35%	2.72%	2.83%	3.16%	0.88%	0.90%
Ratio of gross expenses to average net assets (d) (e)	1.09%	1.09%	1.13%	1.05%	2.25%	0.87%
Portfolio turnover (c) (f)	51%	69%	63%	92%	135%	190%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

41

Victory Portfolios II	Notes to Financial Statements December 31, 2018

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	Classes A, C and I
Victory Market Neutral Income Fund	Market Neutral Income Fund	Classes A, C and I

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

42

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees ("Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Victory Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$102,593,484		$—	$—	$—	$102,593,484	$—
Collateral for Securities Loaned	3,512,361		—	—	—	3,512,361	—
Futures Contracts	—		(5,334)	—	—	—	(5,334)
Total	106,105,845		(5,334)	—	—	106,105,845	(5,334)
Victory Market Neutral Income Fund
Common Stocks	20,573,554	(a)	—	17,901,285	—	38,474,839	—
Rights	2,127		—	3,026	—	5,153	—

43

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Collateral for Securities Loaned	$1,318,342	$—	$—	$—	$1,318,342	$—
Option	—	(94,760)	—	—	—	(94,760)
Futures Contracts	—	1,071,308	—	—	—	1,071,308
Total	21,894,023	976,548	17,904,311	—	39,798,334	976,548

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of all securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Canada and Mexico.

For the six months ended December 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2018, the Funds had no open forward foreign exchange currency contracts.

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Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts and written options.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts and written options.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close

45

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2018, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$8,640	$—	$8,640	$—	$8,640
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	108,425	(108,425)	—	—	—
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged	Net Amount
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$297,065	$(108,425)	$188,640	$(188,640)	$—

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2018:

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$—	$5,334
Market Neutral Income Fund	1,713,514	642,206

Liability Location
Written Options, at Value
Written Options
Equity Risk
Market Neutral Income Fund	$94,760

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2018:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$(102,448)	$4,615
Market Neutral Income Fund	2,340,625	(111,515)
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation (Depreciation) from Written Options
Written Options
Equity Risk
Market Neutral Income Fund	$878,232	$225,192

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Fund	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$3,462,829	$3,512,361	$—	$—	$—	$49,532
Market Neutral Income Fund	1,539,366	1,318,342	—	—	281,051	60,027

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss, distribution reclassification, and deemed distribution due to shareholder redemptions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended December 31, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2018 were as follows:

Fund	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$23,014,425	$36,306,339
Market Neutral Income Fund	24,541,893	18,635,892

For the six months ended December 31, 2018, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. Funds in the Trust, Victory Variable Insurance Funds, Victory Institutional Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of Class A Shares of the Funds. For the six months ended December 31, 2018, the Distributor received approximately $2,130 from commissions earned on sales of Class A Shares. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2018, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2018 until October 31, 2019
	Class A Shares	Class C Shares	Class I Shares
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Market Neutral Income Fund	0.75%	1.50%	0.40%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of December 31, 2018, the following amounts are available to be repaid to the Adviser.

Fund	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Total
US 500 Enhanced Volatility Wtd Index Fund	$619,681	$534,407	$283,259	$147,637	$1,584,984
Market Neutral Income Fund	201,142	256,668	197,955	102,496	758,261

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2018.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The current agreement was amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended December 31, 2018, Citibank earned approximately $76,000 in commitment fees from the Victory Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest accrued by each Fund during the period is presented on the Statements of Operations under Interest expense on line of credit.

The Funds did not utilize or participate in the Line of Credit during the six months ended December 31, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. Interest accrued by each Fund during the period is presented on the Statements of Operations under Interest expense on interfund lending.

The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2018 were as follows:

Fund	Borrower or Lender	Amount Outstanding at December 31, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
US 500 Enhanced Volatility Wtd Index Fund	Borrower	$—	$191,500	2	2.95%	$254,000

*  For the six months ended December 31, 2018, based on the number of days borrowings were outstanding.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2019.

The tax character of distributions paid during the most recent tax year ended June 30, 2018, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$2,489,677	$9,161,948	$11,651,625	$11,651,625
Market Neutral Income Fund	1,577,531	—	1,577,531	1,577,531

As of the most recent tax year ended June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Enhanced Volatility Wtd Index Fund	$843,699	$8,193,780	$9,037,479	$—	$—	$28,176,828	$37,214,307
Market Neutral Income Fund	—	—	—	(3,218,501)	(14,933)	1,258,836	(1,974,598)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2017, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2017 and specified losses incurred after October 31, 2017. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended June 30, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Market Neutral Income Fund	$—	$3,218,501	$3,218,501

At December 31, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$95,356,050	$20,276,649	$(9,532,188)	$10,744,461
Market Neutral Income Fund	42,895,892	2,625,267	(4,651,517)	(2,026,250)

53

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

8. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
LPL Financial Corp.	US 500 Enhanced Volatility Wtd Index Fund	33.9%
Charles Schwab & Co., Inc.	Market Neutral Income Fund	70.8%

9. Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced a new regulatory reporting form for investment companies — Form N-PORT. The Funds' compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' adoption of this amendment has no effect on the Funds' net assets or results of operations.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of December 31, 2018.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of December 31, 2018 had no effect on the Funds' net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the June 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended June 30, 2018 from net investment income and net realized gains in the Fund were as follows:

	US 500 Enhanced Volatility WTD Index Fund	Market Neutral Income fund
Distributions to Shareholders:
From net investment income:
Class A Shares	$(261,664)	$(729,949)
Class C Shares	(5,831)	(9,927)
Class I Shares	(301,423)	(837,655)
From net realized gains:
Class A Shares	(3,213,210)	—
Class C Shares	(5,087,982)	—
Class I Shares	(2,781,515)	—

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

54

Victory Portfolios II	Supplemental Information December 31, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 42 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

55

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.

56

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 46**	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

57

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34*	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	May 2015	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

58

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust expects to file a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT beginning March 1, 2019. Prior to that date, the Trust has filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$894.70	$1,020.21	$4.73	$5.04	0.99%
Class C Shares	1,000.00	892.30	1,016.43	8.30	8.84	1.74%
Class I Shares	1,000.00	896.60	1,021.48	3.54	3.77	0.74%

59

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
Market Neutral Income Fund
Class A Shares	$1,000.00	$1,015.10	$1,021.42	$3.81	$3.82	0.75%
Class C Shares	1,000.00	1,010.60	1,017.64	7.60	7.63	1.50%
Class I Shares	1,000.00	1,016.50	1,023.19	2.03	2.04	0.40%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

60

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2018. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 23, 2018. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

* Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Retail Morningstar Categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which the investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

61

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

US 500 Enhanced Volatility Wtd Index Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2018, to that of the median performance of the peer group for the same periods and the benchmark index for the one-year period (benchmark index data was not available for the three-year period). The Board noted that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmarks due to fees and expenses. The Board also considered the Fund's tracking error as a factor in evaluating performance. The Board considered the fact that the Fund underperformed the benchmark index for each of the periods reviewed, outperformed the peer group for the three- and five-year periods, and matched the peer group for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Market Neutral Income Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group for the one- and three-year periods, and underperformed the peer group for the five-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

62

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

63

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-COMPASS-SAR (12/18)

December 31, 2018

Semi Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Table of Contents

Financial Statements
VictoryShares US 500 Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	5
Schedule of Investments	9-20
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	156
VictoryShares US Small Cap Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	5
Schedule of Investments	21-29
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	157
VictoryShares International Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	5
Schedule of Investments	30-49
Statements of Assets and Liabilities	141
Statements of Operations	146
Statements of Changes in Net Assets	151
Financial Highlights	158
VictoryShares Emerging Market Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	5
Schedule of Investments	50-68
Statements of Assets and Liabilities	142
Statements of Operations	147
Statements of Changes in Net Assets	152
Financial Highlights	159
VictoryShares US Large Cap High Div Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	6
Schedule of Investments	69-72
Statements of Assets and Liabilities	142
Statements of Operations	147
Statements of Changes in Net Assets	152
Financial Highlights	160
VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	6
Schedule of Investments	73-76
Statements of Assets and Liabilities	142
Statements of Operations	147
Statements of Changes in Net Assets	152
Financial Highlights	161

Table of Contents (continued)

VictoryShares International High Div Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	6
Schedule of Investments	77-83
Statements of Assets and Liabilities	143
Statements of Operations	148
Statements of Changes in Net Assets	153
Financial Highlights	162
VictoryShares Emerging Market High Div Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	6
Schedule of Investments	84-89
Statements of Assets and Liabilities	143
Statements of Operations	148
Statements of Changes in Net Assets	153
Financial Highlights	163
VictoryShares Dividend Accelerator ETF
Investment Objectives and Portfolio Holdings	7
Schedule of Investments	90-92
Statements of Assets and Liabilities	143
Statements of Operations	148
Statements of Changes in Net Assets	153
Financial Highlights	164
VictoryShares US Multi-Factor Minimum Volatility ETF
Investment Objectives and Portfolio Holdings	7
Schedule of Investments	93-95
Statements of Assets and Liabilities	144
Statements of Operations	149
Statements of Changes in Net Assets	154
Financial Highlights	165
VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	7
Schedule of Investments	96-107
Statements of Assets and Liabilities	144
Statements of Operations	149
Statements of Changes in Net Assets	154
Financial Highlights	166
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	7
Schedule of Investments	108-111
Statements of Assets and Liabilities	144
Statements of Operations	149
Statements of Changes in Net Assets	154
Financial Highlights	167
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	8
Schedule of Investments	112-120
Statements of Assets and Liabilities	145
Statements of Operations	150
Statements of Changes in Net Assets	155
Financial Highlights	168

Table of Contents (continued)

VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Objectives and Portfolio Holdings	8
Schedule of Investments	121-140
Statements of Assets and Liabilities	145
Statements of Operations	150
Statements of Changes in Net Assets	155
Financial Highlights	169
Notes to Financial Statements	170
Supplemental Information	190
Trustee and Officer Information	190
Proxy Voting and Form N-Q Information	193
Expense Examples	193
Advisory Contract Approval	195
Privacy Policy (inside back cover)

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

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Victory Portfolios II	December 31, 2018

  (Unaudited)

Investment Objectives & Portfolio Holdings:

(As a Percentage of Total Investments)

VictoryShares US 500 Volatility Wtd ETF Track performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap Volatility Wtd ETF Track performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International Volatility Wtd ETF Track performance of the Nasdaq Victory International 500 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market Volatility Wtd ETF Track performance of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	December 31, 2018

  (Unaudited)

VictoryShares US Large Cap High Div Volatility Wtd ETF Track performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap High Div Volatility Wtd ETF Track performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International High Div Volatility Wtd ETF Track performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market High Div Volatility Wtd ETF Track performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	December 31, 2018

  (Unaudited)

VictoryShares Dividend Accelerator ETF Track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Multi-Factor Minimum Volatility ETF Track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US 500 Enhanced Volatility Wtd ETF Track performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US EQ Income Enhanced Volatility Wtd ETF Track performance of the Nasdaq Victory US Large Cap 100 Long/Cash Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	December 31, 2018

  (Unaudited)

VictoryShares US Discovery Enhanced Volatility Wtd ETF Track performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Developed Enhanced Volatility Wtd ETF Track performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (3.1%):
AT&T, Inc.	46,618	$1,330,478
Cable One, Inc.	1,692	1,387,609
Cargurus, Inc. (a) (b)	13,025	439,333
CBS Corp., Class B	21,730	950,036
CenturyLink, Inc.	45,029	682,189
Charter Communications, Inc., Class A (a)	3,115	887,682
Comcast Corp., Class A	32,905	1,120,415
DISH Network Corp. (a)	22,077	551,263
Facebook, Inc., Class A (a)	4,592	601,965
InterActive Corp. (a)	4,066	744,241
Netflix, Inc. (a)	2,216	593,135
Omnicom Group, Inc.	21,857	1,600,806
The Walt Disney Co.	17,237	1,890,036
T-Mobile US, Inc. (a)	19,783	1,258,397
Verizon Communications, Inc.	31,518	1,771,942
Viacom, Inc., Class B	40,403	1,038,357
World Wrestling Entertainment, Inc. (b)	9,641	720,376
Zayo Group Holdings, Inc. (a)	41,938	957,864
		18,526,124
Consumer Discretionary (12.8%):
Advance Auto Parts, Inc.	6,975	1,098,284
Amazon.com, Inc. (a)	624	937,229
American Eagle Outfitters, Inc.	32,856	635,106
Aramark	34,629	1,003,202
AutoZone, Inc. (a)	1,764	1,478,832
Best Buy Co., Inc.	13,783	729,948
Bright Horizons Family Solutions, Inc. (a)	14,919	1,662,723
Burlington Stores, Inc. (a)	7,460	1,213,518
CarMax, Inc. (a) (b)	14,339	899,485
Carter's, Inc.	12,681	1,035,023
Chipotle Mexican Grill, Inc. (a)	1,456	628,686
D.R. Horton, Inc.	23,167	802,968
Darden Restaurants, Inc.	9,481	946,773
Dollar General Corp.	12,353	1,335,113
Dollar Tree, Inc. (a)	9,795	884,684
Domino's Pizza, Inc.	4,517	1,120,171
Dunkin' Brands Group, Inc. (b)	27,417	1,757,978
Etsy, Inc. (a)	13,036	620,123
Five Below, Inc. (a)	6,583	673,573
Ford Motor Co.	154,111	1,178,949
Garmin Ltd.	27,105	1,716,289
Gentex Corp.	56,365	1,139,137
Genuine Parts Co.	18,563	1,782,419
Grand Canyon Education, Inc. (a) (b)	13,331	1,281,642
GrubHub, Inc. (a) (b)	4,620	354,862
Harley-Davidson, Inc. (b)	29,159	994,905
Hilton Worldwide Holdings, Inc.	21,570	1,548,726

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Hyatt Hotels Corp., Class A	21,770	$1,471,652
Kohl's Corp.	11,450	759,593
L Brands, Inc.	28,042	719,838
Las Vegas Sands Corp.	19,552	1,017,682
Lear Corp.	8,306	1,020,475
Leggett & Platt, Inc. (b)	33,327	1,194,440
Lennar Corp., Class A	20,181	790,086
LKQ Corp. (a) (b)	27,417	650,605
Lowe's Co., Inc.	10,612	980,124
Macy's, Inc.	20,146	599,948
Marriott International, Inc., Class A	11,750	1,275,580
McDonald's Corp.	9,700	1,722,429
MGM Resorts International	32,280	783,113
Mohawk Industries, Inc. (a)	5,026	587,841
Newell Brands, Inc. (b)	39,503	734,361
Nordstrom, Inc.	13,513	629,841
Norwegian Cruise Line Holdings Ltd. (a)	23,923	1,014,096
NVR, Inc. (a)	387	943,115
Ollie's Bargain Outlet Holdings, Inc. (a)	13,136	873,675
O'Reilly Automotive, Inc. (a)	3,317	1,142,143
Penske Automotive Group, Inc.	24,524	988,808
Polaris Industries, Inc. (b)	9,520	729,994
Pool Corp.	10,832	1,610,177
PulteGroup, Inc.	40,360	1,048,956
PVH Corp.	8,718	810,338
Qurate Retail, Inc. (a)	51,269	1,000,771
Ross Stores, Inc.	13,880	1,154,816
Royal Caribbean Cruises Ltd.	10,011	978,976
Service Corp. International	41,536	1,672,240
Servicemaster Global Holdings, Inc. (a)	38,595	1,417,980
Stamps.com, Inc. (a) (b)	3,444	536,024
Starbucks Corp.	26,696	1,719,222
Target Corp.	15,598	1,030,872
Texas Roadhouse, Inc. (b)	21,101	1,259,730
The Gap, Inc.	26,209	675,144
The Home Depot, Inc.	9,365	1,609,093
The TJX Co., Inc.	33,860	1,514,896
Thor Industries, Inc.	8,656	450,112
Tiffany & Co.	6,758	544,087
Toll Brothers, Inc.	25,346	834,644
Tractor Supply Co.	13,163	1,098,321
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,208	1,030,287
Urban Outfitters, Inc. (a)	21,265	705,998
Weight Watchers International, Inc. (a)	9,686	373,395
Williams-Sonoma, Inc. (b)	12,171	614,027
Yum! Brands, Inc.	20,484	1,882,888
		75,662,781
Consumer Staples (7.5%):
Altria Group, Inc.	23,998	1,185,261
Archer-Daniels-Midland Co.	41,798	1,712,464

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp., Class B	25,423	$1,209,627
Church & Dwight Co., Inc.	27,078	1,780,649
Colgate-Palmolive Co.	29,572	1,760,125
Conagra Brands, Inc.	41,622	889,046
Constellation Brands, Inc., Class A	7,381	1,187,012
Costco Wholesale Corp.	8,570	1,745,796
General Mills, Inc.	28,424	1,106,831
Hormel Foods Corp. (b)	42,586	1,817,571
Ingredion, Inc.	12,816	1,171,382
Kellogg Co.	20,751	1,183,015
Kimberly-Clark Corp.	12,653	1,441,683
Lamb Weston Holdings, Inc.	24,257	1,784,345
McCormick & Co., Inc. (b)	12,703	1,768,766
Molson Coors Brewing Co., Class B	15,499	870,424
Mondelez International, Inc., Class A	39,670	1,587,990
Monster Beverage Corp. (a)	16,448	809,571
National Beverage Corp. (b)	8,333	598,059
Nu Skin Enterprises, Inc., Class A	14,493	888,856
Philip Morris International, Inc.	13,843	924,159
Pilgrim's Pride Corp. (a)	55,376	858,882
Post Holdings, Inc. (a)	13,503	1,203,522
Sysco Corp.	21,881	1,371,063
The Clorox Co. (b)	9,318	1,436,277
The Estee Lauder Cos., Inc., Class A	9,731	1,266,003
The Hershey Co.	15,558	1,667,506
The J.M. Smucker Co.	12,219	1,142,354
The Kraft Heinz Co.	22,422	965,043
The Kroger Co.	30,726	844,965
The Procter & Gamble Co.	25,426	2,337,158
Tyson Foods, Inc., Class A	21,678	1,157,605
US Foods Holding Corp. (a)	32,063	1,014,473
Walgreens Boots Alliance, Inc.	17,282	1,180,879
		43,868,362
Energy (3.0%):
Apache Corp.	21,037	552,221
Centennial Resource Development, Inc. (a) (b)	40,429	445,528
Chevron Corp.	13,156	1,431,241
Cimarex Energy Co.	11,320	697,878
ConocoPhillips	16,613	1,035,821
Continental Resources, Inc. (a) (b)	14,912	599,313
Core Laboratories N.V. (b)	9,182	547,798
Diamondback Energy, Inc.	6,812	631,472
EOG Resources, Inc.	10,922	952,508
Exxon Mobil Corp.	20,806	1,418,761
HollyFrontier Corp.	13,056	667,423
Marathon Petroleum Corp.	13,140	775,391
Newfield Exploration Co. (a)	30,826	451,909
Occidental Petroleum Corp.	18,102	1,111,101
ONEOK, Inc. (b)	27,111	1,462,638
PBF Energy, Inc.	19,578	639,613

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Peabody Energy Corp.	28,189	$859,201
Phillips 66	13,420	1,156,133
The Williams Cos., Inc.	49,372	1,088,653
Valero Energy Corp.	11,257	843,937
		17,368,540
Financials (20.9%):
Affiliated Managers Group, Inc.	9,208	897,228
Aflac, Inc.	48,439	2,206,882
Ally Financial, Inc.	56,662	1,283,961
American Financial Group, Inc.	18,576	1,681,685
Ameriprise Financial, Inc.	9,289	969,493
Arthur J. Gallagher & Co.	29,103	2,144,892
Associated Banc-Corp.	51,696	1,023,064
Athene Holding Ltd., Class A (a)	28,159	1,121,573
Bank of America Corp.	45,105	1,111,387
Bank Ozk (b)	31,134	710,789
BB&T Corp.	29,342	1,271,095
BlackRock, Inc., Class A	2,922	1,147,820
BOK Financial Corp.	15,848	1,162,134
Brown & Brown, Inc.	71,670	1,975,225
CBOE Holdings, Inc.	13,972	1,366,881
Citizens Financial Group, Inc.	33,355	991,644
CME Group, Inc.	9,577	1,801,625
CNA Financial Corp.	37,863	1,671,651
Comerica, Inc.	15,064	1,034,746
Commerce Bank, Inc. (b)	25,804	1,454,571
Credit Acceptance Corp. (a)	2,559	976,924
Cullen/Frost Bankers, Inc. (b)	13,739	1,208,208
Discover Financial Services	19,300	1,138,314
E*TRADE Financial Corp.	21,655	950,221
East West Bancorp, Inc.	22,401	975,116
Eaton Vance Corp.	32,660	1,148,979
Erie Indemnity Co., Class A	15,187	2,024,579
FactSet Research Systems, Inc. (b)	7,229	1,446,740
Fifth Third BanCorp	40,891	962,165
First American Financial Corp.	30,513	1,362,100
First Citizens BancShares, Inc., Class A	2,995	1,129,265
First Republic Bank (b)	17,438	1,515,362
FNF Group	41,296	1,298,346
Green Dot Corp. (a)	11,374	904,460
Hanover Insurance Group, Inc.	14,286	1,668,176
Huntington Bancshares, Inc.	95,786	1,141,769
IBERIABANK Corp. (b)	17,969	1,155,047
Intercontinental Exchange, Inc.	23,452	1,766,639
Invesco Ltd.	50,783	850,107
JPMorgan Chase & Co.	13,406	1,308,694
Kemper Corp.	13,379	888,098
KeyCorp	62,963	930,593
Lincoln National Corp. (b)	20,214	1,037,180
Loews Corp.	40,151	1,827,674

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
LPL Financial Holdings, Inc.	18,135	$1,107,686
M&T Bank Corp.	9,479	1,356,729
MarketAxess Holdings, Inc.	8,788	1,856,991
Marsh & McLennan Co., Inc.	25,969	2,071,028
MGIC Investment Corp. (a)	63,849	667,861
Moody's Corp.	9,818	1,374,913
Morgan Stanley	26,248	1,040,733
Morningstar, Inc.	12,884	1,415,179
MSCI, Inc.	9,600	1,415,328
Nasdaq, Inc.	19,772	1,612,802
New York Community Bancorp, Inc. (b)	124,634	1,172,805
Northern Trust Corp.	13,763	1,150,449
Old Republic International Corp.	89,924	1,849,737
Onemain Holdings, Inc. (a)	34,146	829,406
PacWest Bancorp	32,325	1,075,776
People's United Financial, Inc. (b)	105,774	1,526,319
Pinnacle Financial Partners, Inc. (b)	21,997	1,014,062
Primerica, Inc.	12,188	1,190,889
Principal Financial Group, Inc.	25,367	1,120,460
Prosperity Bancshares, Inc. (b)	20,547	1,280,078
Prudential Financial, Inc.	14,144	1,153,443
Raymond James Financial, Inc.	13,982	1,040,401
Regions Financial Corp.	69,413	928,746
Reinsurance Group of America, Inc.	11,461	1,607,176
S&P Global, Inc.	9,528	1,619,188
Santander Consumer USA Holdings, Inc.	45,031	792,095
SEI Investments Co.	22,613	1,044,721
Signature Bank	11,131	1,144,378
SLM Corp. (a)	126,686	1,052,761
State Street Corp.	14,331	903,856
SunTrust Banks, Inc.	20,604	1,039,266
SVB Financial Group (a)	2,675	508,036
Synchrony Financial	36,378	853,428
Synovus Financial Corp.	28,326	906,149
T. Rowe Price Group, Inc.	12,422	1,146,799
TD Ameritrade Holding Corp.	20,525	1,004,904
Texas Capital Bancshares, Inc. (a)	14,673	749,644
The Allstate Corp.	20,690	1,709,615
The Bank of New York Mellon Corp.	27,022	1,271,926
The Charles Schwab Corp.	24,200	1,005,026
The PNC Financial Services Group, Inc.	10,677	1,248,248
The Progressive Corp.	28,503	1,719,586
The Travelers Co., Inc.	14,211	1,701,767
Torchmark Corp.	20,731	1,545,081
U.S. Bancorp	33,893	1,548,909
Umpqua Holdings Corp.	65,392	1,039,733
Unum Group	25,066	736,439
W.R. Berkley Corp.	28,357	2,095,866
Webster Financial Corp.	20,699	1,020,254
Wells Fargo & Co.	26,385	1,215,821
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Western Alliance BanCorp (a)	26,060	$1,029,109
Wintrust Financial Corp.	16,275	1,082,125
Zions BanCorp	26,911	1,096,354
		121,333,183
Health Care (9.0%):
AbbVie, Inc.	10,240	944,026
ABIOMED, Inc. (a)	2,138	694,936
Align Technology, Inc. (a)	2,307	483,155
Anthem, Inc.	5,916	1,553,719
athenahealth, Inc. (a)	5,802	765,458
BIO-RAD Laboratories, Inc., Class A (a)	4,146	962,784
Bio-Techne Corp.	7,221	1,045,023
Centene Corp. (a)	10,095	1,163,954
Cerner Corp. (a)	20,258	1,062,329
Chemed Corp.	5,537	1,568,521
Cigna Corp.	6,921	1,314,436
Danaher Corp.	17,362	1,790,369
Encompass Health Corp. (b)	17,921	1,105,726
Exelixis, Inc. (a)	33,892	666,656
Globus Medical, Inc., Class A (a)	24,249	1,049,497
HCA Holdings, Inc.	10,953	1,363,101
HealthEquity, Inc. (a) (b)	9,858	588,030
Henry Schein, Inc. (a)	16,116	1,265,428
Hill-Rom Holdings, Inc.	16,889	1,495,521
Humana, Inc.	5,758	1,649,552
ICU Medical, Inc. (a)	3,836	880,861
IDEXX Laboratories, Inc. (a)	4,656	866,109
Illumina, Inc. (a)	2,900	869,797
Integra LifeSciences Holdings Corp. (a) (b)	22,852	1,030,625
IQVIA Holdings, Inc. (a)	11,363	1,320,040
Jazz Pharmaceuticals PLC (a)	8,211	1,017,836
Laboratory Corp. of America Holdings (a)	10,405	1,314,776
Masimo Corp. (a)	10,519	1,129,425
Medidata Solutions, Inc. (a) (b)	11,148	751,598
Mednax, Inc. (a)	25,149	829,917
Mettler-Toledo International, Inc. (a)	2,427	1,372,663
Mylan NV (a)	27,542	754,651
Neogen Corp. (a)	15,554	886,578
Penumbra, Inc. (a) (b)	5,588	682,854
Perrigo Co. PLC	14,982	580,553
Pfizer, Inc.	51,625	2,253,430
Quest Diagnostics, Inc.	14,112	1,175,106
Regeneron Pharmaceuticals, Inc. (a)	2,764	1,032,354
ResMed, Inc.	15,864	1,806,433
Thermo Fisher Scientific, Inc.	6,964	1,558,473
United Therapeutics Corp. (a)	7,977	868,695
UnitedHealth Group, Inc.	6,407	1,596,112
Universal Health Services, Inc., Class B	11,399	1,328,667
Veeva Systems, Inc. (a)	9,268	827,818
WellCare Health Plans, Inc. (a)	4,454	1,051,545

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	11,778	$1,221,614
Zoetis, Inc.	16,489	1,410,469
		52,951,220
Industrials (19.0%):
3M Co.	7,027	1,338,925
A.O. Smith Corp.	25,063	1,070,190
Acuity Brands, Inc. (b)	6,083	699,241
AGCO Corp.	19,864	1,105,829
Air Lease Corp.	34,979	1,056,716
Alaska Air Group, Inc.	14,235	866,200
Allegion PLC	18,429	1,468,975
Allison Transmission Holdings, Inc.	22,810	1,001,587
AMERCO, Inc.	3,437	1,127,714
American Airlines Group, Inc.	23,752	762,677
AMETEK, Inc.	21,779	1,474,438
ASGN, Inc. (a)	13,115	714,768
C.H. Robinson Worldwide, Inc.	14,155	1,190,294
Carlisle Cos., Inc.	10,790	1,084,611
Cintas Corp.	8,010	1,345,600
Copart, Inc. (a)	23,948	1,144,235
Costar Group, Inc. (a)	3,412	1,151,004
CSX Corp.	18,517	1,150,461
Curtiss-Wright Corp.	9,851	1,005,984
Delta Air Lines, Inc.	23,388	1,167,060
Dover Corp.	16,193	1,148,893
Eaton Corp. PLC, ADR	18,835	1,293,211
EMCOR Group, Inc.	17,731	1,058,363
Emerson Electric Co.	18,721	1,118,580
Equifax, Inc.	10,839	1,009,436
Expeditors International of Washington, Inc.	18,463	1,257,145
Fastenal Co.	20,117	1,051,918
FedEx Corp.	5,787	933,617
Fortive Corp.	17,496	1,183,779
Fortune Brands Home & Security, Inc.	25,837	981,548
Gardner Denver Holdings, Inc. (a)	35,522	726,425
General Dynamics Corp.	8,644	1,358,923
Genesee & Wyoming, Inc., Class A (a) (b)	17,329	1,282,693
Graco, Inc.	35,336	1,478,811
Harris Corp.	8,598	1,157,721
HEICO Corp.	13,837	1,072,091
Hexcel Corp.	25,944	1,487,629
Hubbell, Inc.	10,904	1,083,203
Huntington Ingalls Industries, Inc.	5,006	952,692
IDEX Corp.	10,202	1,288,105
Ingersoll-Rand PLC	13,812	1,260,069
Insperity, Inc.	8,067	753,135
J.B. Hunt Transport Services, Inc.	12,196	1,134,716
Jacobs Engineering Group, Inc.	16,484	963,655
Johnson Controls International PLC	34,477	1,022,243
Kansas City Southern	12,469	1,190,166

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
KAR Auction Services, Inc.	30,683	$1,464,193
Kirby Corp. (a)	14,378	968,502
Knight-Swift Transportation Holdings, Inc.	28,584	716,601
L3 Technologies, Inc.	7,651	1,328,673
Landstar System, Inc.	11,980	1,146,127
Lennox International, Inc.	6,336	1,386,697
Lincoln Electric Holdings, Inc.	15,668	1,235,422
ManpowerGroup, Inc.	11,034	715,003
Masco Corp.	36,222	1,059,131
MSC Industrial Direct Co., Inc., Class A	17,861	1,373,868
Nordson Corp.	10,225	1,220,354
Norfolk Southern Corp.	7,464	1,116,167
Northrop Grumman Corp.	4,546	1,113,315
Old Dominion Freight Line, Inc.	7,433	917,901
Oshkosh Corp.	16,116	988,072
PACCAR, Inc.	18,592	1,062,347
Parker-Hannifin Corp.	7,297	1,088,275
Quanta Services, Inc.	44,584	1,341,978
Raytheon Co.	7,976	1,223,120
Republic Services, Inc., Class A	28,903	2,083,617
Robert Half International, Inc.	17,628	1,008,322
Rollins, Inc. (b)	44,809	1,617,605
Roper Technologies, Inc.	5,300	1,412,555
Schneider National, Inc.	41,546	775,664
Sensata Technologies Holding PLC, ADR (a)	26,428	1,185,032
Snap-on, Inc. (b)	7,292	1,059,455
Southwest Airlines Co.	20,477	951,771
Spirit Aerosystems Holdings, Inc., Class A	15,521	1,118,909
Stanley Black & Decker, Inc.	9,039	1,082,330
Stericycle, Inc. (a)	19,184	703,861
Teledyne Technologies, Inc. (a)	6,209	1,285,698
The Boeing Co.	3,493	1,126,493
The Middleby Corp. (a) (b)	7,180	737,601
Toro Co.	24,726	1,381,688
TransDigm Group, Inc. (a)	4,979	1,693,158
TransUnion	19,772	1,123,050
Trex Co., Inc. (a)	8,798	522,249
Trinity Industries, Inc. (b)	58,668	1,207,974
Union Pacific Corp.	10,460	1,445,885
United Continental Holdings, Inc. (a)	13,353	1,118,047
United Parcel Service, Inc., Class B	12,462	1,215,419
United Rentals, Inc. (a)	6,197	635,378
United Technologies Corp.	14,209	1,512,973
Verisk Analytics, Inc., Class A (a)	15,807	1,723,594
W.W. Grainger, Inc.	3,117	880,116
WABCO Holdings, Inc. (a) (b)	11,782	1,264,680
Wabtec Corp. (b)	14,931	1,048,903
Waste Management, Inc.	20,894	1,859,357
Watsco, Inc.	7,422	1,032,697
Woodward, Inc.	20,171	1,498,503

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
XPO Logistics, Inc. (a)	9,542	$544,276
Xylem, Inc.	16,598	1,107,419
		111,605,301
Information Technology (11.0%):
Accenture PLC, Class A	8,373	1,180,677
Adobe Systems, Inc. (a)	4,541	1,027,356
Advanced Micro Devices, Inc. (a)	25,911	478,317
Akamai Technologies, Inc. (a)	15,534	948,817
Alliance Data Systems Corp.	5,355	803,678
Analog Devices, Inc.	14,286	1,226,167
ANSYS, Inc. (a)	8,598	1,228,998
Apple, Inc.	6,375	1,005,593
Applied Materials, Inc.	20,224	662,134
Arrow Electronics, Inc. (a)	18,706	1,289,779
Aspen Technology, Inc. (a)	12,318	1,012,293
Automatic Data Processing, Inc.	11,828	1,550,887
Black Knight, Inc. (a)	39,685	1,788,206
Blackbaud, Inc.	10,503	660,639
Booz Allen Hamilton Holdings Corp.	34,962	1,575,737
Broadcom, Inc.	4,373	1,111,966
Broadridge Financial Solutions, Inc.	9,890	951,913
CACI International, Inc., Class A (a)	7,040	1,013,971
CDK Global, Inc.	32,208	1,542,120
CDW Corp. of Delaware	17,482	1,416,916
Coherent, Inc. (a) (b)	3,904	412,692
CommScope Holding Co., Inc. (a)	22,950	376,151
DXC Technology Co.	16,139	858,111
F5 Networks, Inc. (a)	8,251	1,336,909
Fair Isaac Corp. (a)	6,593	1,232,891
Fidelity National Information Services, Inc.	18,460	1,893,073
First Data Corp., Class A (a)	36,795	622,203
Fiserv, Inc. (a) (b)	26,843	1,972,693
FleetCor Technologies, Inc. (a)	6,971	1,294,654
Genpact Ltd.	55,665	1,502,398
Global Payments, Inc.	12,132	1,251,173
Hewlett Packard Enterprises Co.	71,510	944,647
HP, Inc.	57,763	1,181,831
IPG Photonics Corp. (a) (b)	3,541	401,160
Jabil Circuit, Inc.	41,562	1,030,322
Jack Henry & Associates, Inc.	11,056	1,398,805
Leidos Holdings, Inc.	22,312	1,176,289
LogMeIn, Inc.	8,362	682,088
Marvell Technology Group Ltd., ADR	46,146	747,104
Mastercard, Inc., Class A	7,036	1,327,341
Micron Technology, Inc. (a)	13,095	415,504
MKS Instruments, Inc.	8,737	564,498
Monolithic Power Systems, Inc.	8,006	930,698
Nvidia Corp.	3,360	448,560
ON Semiconductor Corp. (a)	45,872	757,347
Paychex, Inc.	26,388	1,719,178

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a) (b)	4,693	$574,658
PayPal Holdings, Inc. (a)	13,367	1,124,031
PTC, Inc. (a)	13,486	1,117,989
Sabre Corp.	44,468	962,288
Salesforce.com, Inc. (a)	8,731	1,195,885
Seagate Technology PLC	17,940	692,305
Skyworks Solutions, Inc.	13,059	875,214
Texas Instruments, Inc.	11,455	1,082,498
The Trade Desk, Inc., Class A (a) (b)	2,566	297,810
Total System Services, Inc.	17,197	1,397,944
Tyler Technologies, Inc. (a)	7,149	1,328,427
Universal Display Corp. (b)	5,125	479,546
VeriSign, Inc. (a)	10,623	1,575,285
Visa, Inc., Class A	11,755	1,550,955
WEX, Inc. (a)	7,737	1,083,644
Xilinx, Inc.	14,320	1,219,634
		65,512,597
Materials (5.6%):
Air Products & Chemicals, Inc.	11,305	1,809,365
AptarGroup, Inc.	17,625	1,657,984
Ball Corp.	43,969	2,021,694
Berry Global Group, Inc. (a)	32,912	1,564,307
Celanese Corp., Series A	12,082	1,087,018
Eastman Chemical Co.	15,965	1,167,201
Ecolab, Inc.	13,553	1,997,035
FMC Corp.	15,375	1,137,135
Freeport-McMoRan, Inc.	53,287	549,389
Huntsman Corp.	36,079	695,964
International Paper Co.	26,392	1,065,181
Lyondellbasell Industries NV, Class A	11,724	974,968
Martin Marietta Materials, Inc. (b)	7,086	1,217,871
NewMarket Corp.	3,768	1,552,755
Nucor Corp.	19,330	1,001,488
Olin Corp.	38,556	775,361
Packaging Corp. of America	12,799	1,068,205
PPG Industries, Inc.	14,156	1,447,168
Reliance Steel & Aluminum Co.	13,954	993,106
RPM International, Inc.	20,630	1,212,631
Sonoco Products Co.	34,558	1,836,067
Steel Dynamics, Inc.	23,148	695,366
The Chemours Co.	23,772	670,846
The Sherwin-Williams Co.	3,380	1,329,895
U.S. Steel Corp.	22,414	408,831
Vulcan Materials Co.	12,111	1,196,567
Westlake Chemical Corp.	11,566	765,322
WestRock Co.	27,355	1,032,925
		32,931,645

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	35,649	$1,427,386
Jones Lang LaSalle, Inc.	8,891	1,125,601
		2,552,987
Utilities (7.5%):
Alliant Energy Corp.	48,693	2,057,279
American Electric Power Co., Inc.	28,725	2,146,907
Aqua America, Inc. (b)	50,754	1,735,279
Atmos Energy Corp.	24,508	2,272,382
Consolidated Edison, Inc.	26,705	2,041,864
Dominion Resources, Inc.	26,890	1,921,559
DTE Energy Co.	19,917	2,196,845
Duke Energy Corp.	26,315	2,270,985
Eversource Energy	34,491	2,243,295
Exelon Corp.	52,267	2,357,242
IDACORP, Inc. (b)	19,753	1,838,214
MDU Resources Group, Inc.	71,203	1,697,480
National Fuel Gas Co. (b)	36,626	1,874,519
NextEra Energy, Inc.	13,673	2,376,640
OGE Energy Corp. (b)	56,453	2,212,393
Pinnacle West Capital Corp.	26,642	2,269,898
PPL Corp.	55,943	1,584,865
Public Service Enterprise Group, Inc.	39,203	2,040,516
UGI Corp.	43,835	2,338,597
WEC Energy Group, Inc.	31,675	2,193,811
Xcel Energy, Inc.	41,876	2,063,231
		43,733,801
Total Common Stocks (Cost $641,332,520)		586,046,541
Collateral for Securities Loaned^ (5.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	5,879,599	5,879,599
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	8,495,738	8,495,738
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	262,350	262,350
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	3,266,480	3,266,480
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	5,226,042	5,226,042
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	7,839,552	7,839,552
Total Collateral for Securities Loaned (Cost $30,969,761)		30,969,761
Total Investments (Cost $672,302,281) — 105.1%		617,016,302
Liabilities in excess of other assets — (5.1)%		(30,109,001)
NET ASSETS — 100.00%		$586,907,301

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/15/19	$370,975	$375,780	$4,805
	Total unrealized appreciation				$4,805
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$4,805

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (2.8%):
Cars.com, Inc. (a)	3,323	$71,444
Emerald Expositions Events, Inc.	6,239	76,989
Gray Television, Inc. (a)	3,935	58,002
Loral Space & Communications, Inc. (a)	3,443	128,251
Marcus Corp.	2,967	117,197
MSG Networks, Inc., Class A (a)	3,896	91,790
QuinStreet, Inc. (a)	3,482	56,513
Shenandoah Telecommunications Co.	2,511	111,112
Sinclair Broadcast Group, Inc., Class A	2,988	78,704
Techtarget, Inc. (a)	2,965	36,203
TEGNA, Inc.	8,022	87,199
		913,404
Consumer Discretionary (16.0%):
Acushnet Holdings Corp.	4,477	94,331
American Axle & Manufacturing Holdings, Inc. (a)	5,060	56,166
American Outdoor Brands Corp. (a)	3,273	42,091
American Public Education, Inc. (a)	1,506	42,861
America's Car-Mart, Inc./TX (a)	893	64,698
Asbury Automotive Group, Inc. (a)	1,609	107,255
Bed Bath & Beyond, Inc.	4,215	47,714
Big Lots, Inc.	2,179	63,017
BJ's Restaurants, Inc.	1,186	59,976
Bloomin' Brands, Inc.	6,217	111,222
Bluegreen Vacations Corp. (b)	4,061	52,509
Bojangles', Inc. (a)	7,107	114,281
Boot Barn Holdings, Inc. (a)	2,312	39,373
Brinker International, Inc.	2,285	100,494
Caleres, Inc.	2,448	68,128
Carriage Services, Inc.	7,630	118,265
Cavco Industries, Inc. (a)	371	48,371
Century Communities, Inc. (a)	3,143	54,248
Chico's FAS, Inc.	7,281	40,919
Chuy's Holdings, Inc. (a)	3,088	54,781
Citi Trends, Inc.	2,510	51,179
Conn's, Inc. (a)	1,236	23,311
Cooper-Standard Holding (a)	921	57,213
Dave & Buster's Entertainment, Inc.	1,467	65,370
Denny's Corp. (a)	7,242	117,393
Dorman Products, Inc. (a)	1,669	150,243
Ethan Allen Interiors, Inc.	5,802	102,057
Express, Inc. (a)	6,028	30,803
Fox Factory Holding Corp. (a)	1,113	65,522
Funko, Inc. (a)	2,439	32,073
Group 1 Automotive, Inc.	1,076	56,727
Haverty Furniture Cos., Inc.	4,931	92,604
Hooker Furniture Corp.	1,979	52,127
Installed Building Products, Inc. (a)	1,628	54,847

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
International Speedway Corp., Class A	3,957	$173,554
J. Jill, Inc. (a)	6,575	35,045
Jack in the Box, Inc.	1,367	106,120
Johnson Outdoors, Inc., A	700	41,118
La-Z-Boy, Inc.	2,709	75,066
LCI Industries	865	57,782
LGI Homes, Inc. (a) (b)	1,251	56,570
Lithia Motors, Inc.	1,350	103,046
M/I Homes, Inc. (a)	4,199	88,263
MarineMax, Inc. (a)	2,528	46,288
Mastercraft Boat Holdings, Inc. (a)	3,572	66,796
MDC Holdings, Inc.	3,290	92,482
Meritage Homes Corp. (a)	2,268	83,281
Michaels Cos., Inc. (a)	4,388	59,414
Monarch Casino & Resort, Inc. (a)	3,102	118,310
Monro Muffler Brake, Inc. (b)	1,236	84,975
Murphy USA, Inc. (a)	1,351	103,540
Nautilus, Inc. (a)	5,683	61,945
Nutrisystem, Inc.	1,860	81,617
Oxford Industries, Inc.	1,345	95,549
Papa John's International, Inc. (b)	1,688	67,199
PetMed Express, Inc.	2,013	46,822
Ruth's Hospitality Group, Inc.	3,099	70,440
Sally Beauty Holdings, Inc. (a)	5,479	93,417
Sleep Number Corp. (a)	2,592	82,244
Stoneridge, Inc. (a)	2,398	59,111
Sturm Ruger & Co.	1,688	89,835
Taylor Morrison Home Corp., Class A (a)	5,255	83,555
Tenneco, Inc.	2,319	63,517
The Buckle, Inc. (b)	2,985	57,730
The Cheesecake Factory, Inc. (b)	1,984	86,324
Tilly's, Inc.	2,596	28,193
Topbuild Corp. (a)	1,420	63,900
TRI Pointe Group, Inc. (a)	6,419	70,160
Unifi, Inc. (a)	3,729	85,170
William Lyon Homes, Class A (a)	4,903	52,413
Wingstop, Inc.	1,217	78,119
Winnebago Industries, Inc.	1,757	42,537
Zagg, Inc. (a)	3,146	30,768
		5,214,384
Consumer Staples (6.3%):
B&G Foods, Inc. (b)	2,401	69,413
Calavo Growers, Inc. (b)	1,066	77,775
Central Garden & Pet Co., Class A (a)	3,444	107,625
Chefs' Warehouse, Inc. (a)	3,039	97,187
Craft Brew Alliance, Inc. (a)	6,406	91,670
Elf Beauty, Inc. (a)	3,689	31,947
Hostess Brands, Inc. (a)	6,503	71,143
Ingles Markets, Inc., Class A	2,337	63,613
Inter Parfums, Inc. (b)	1,757	115,206

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
J&J Snack Foods Corp.	1,093	$158,037
John B. Sanfilippo & Son, Inc.	1,513	84,214
Medifast, Inc.	195	24,379
MGP Ingredients, Inc. (b)	953	54,369
Natural Grocers By Vitamin Cottage, Inc. (a)	2,164	33,174
PriceSmart, Inc.	1,497	88,473
Primo Water Corp. (a)	5,026	70,414
Sanderson Farms, Inc.	949	94,226
The Simply Good Foods Co. (a)	6,185	116,897
Tootsie Roll Industries, Inc. (b)	5,728	191,314
Turning Point Brands, Inc.	2,305	62,742
United Natural Foods, Inc. (a)	2,271	24,050
Universal Corp.	1,015	54,962
Vector Group Ltd.	10,674	103,858
WD-40 Co.	926	169,699
		2,056,387
Energy (3.0%):
Arch Coal, Inc.	932	77,347
C&j Energy Services, Inc. (a)	3,490	47,115
Callon Petroleum Co. (a)	6,310	40,952
Denbury Resources, Inc. (a)	8,834	15,106
Earthstone Energy, Inc., Class A (a)	7,984	36,088
Evolution Petroleum Corp.	9,723	66,311
Exterran Corp. (a)	3,745	66,287
Gulfport Energy Corp. (a)	5,402	35,383
Laredo Petroleum, Inc. (a)	7,395	26,770
Newpark Resources, Inc. (a)	7,336	50,398
Par Pacific Holdings, Inc. (a)	4,407	62,491
Propetro Holding Corp. (a)	4,225	52,052
Rex American Resources Corp. (a)	1,299	88,474
RPC, Inc. (b)	5,282	52,133
SEACOR Smit, Inc. (a)	2,371	87,728
Smart Sand, Inc. (a) (b)	9,813	21,785
Solaris Oilfield Infrastructure, Inc., Class A	3,678	44,467
SRC Energy, Inc. (a)	8,170	38,399
U.S. Silica Holdings, Inc. (b)	3,868	39,376
Unit Corp. (a)	2,091	29,859
		978,521
Financials (23.8%):
1st Source Corp.	2,886	116,421
Ameris Bancorp	2,790	88,359
AMERISAFE, Inc.	2,334	132,314
Axos Financial, Inc. (a) (b)	2,657	66,903
BancFirst Corp.	2,287	114,121
Brookline BanCorp, Inc.	9,669	133,626
Capitol Federal Financial, Inc.	18,523	236,539
Centerstate Banks, Inc.	4,917	103,454
City Holding Co.	2,004	135,450
Cohen & Steers, Inc.	3,805	130,587

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Eagle Bancorp, Inc. (a)	2,669	$130,007
Employers Holdings, Inc.	3,388	142,194
Enterprise Financial Services Corp.	3,424	128,845
FB Financial Corp.	3,564	124,811
FBL Financial Group, Inc., Class A	1,608	105,565
Federated Investors, Inc., Class B	4,433	117,696
First BanCorp	3,686	120,385
First Busey Corp.	5,506	135,117
First Commonwealth Financial Corp.	9,289	112,211
First Interstate BancSystem, Inc., Class A	3,870	141,487
First Merchants Corp.	3,077	105,449
First Midwest Bancorp, Inc.	5,788	114,660
Great Western BanCorp, Inc.	3,397	106,156
Heartland Financial USA, Inc.	2,980	130,971
Heritage Financial Corp.	3,742	111,212
Hilltop Holdings, Inc.	6,178	110,154
Hope Bancorp, Inc.	8,010	94,999
Horace Mann Educators Corp.	3,391	126,993
Independent Bank Corp.	1,529	107,504
Independent Bank Group, Inc.	2,002	91,632
James River Group Holdings Ltd.	3,621	132,311
Kearny Financial Corp.	11,045	141,597
Kinsale Capital Group, Inc.	2,159	119,954
Lakeland Financial Corp.	3,640	146,182
LegacyTexas Financial Group, Inc.	2,542	81,573
Legg Mason, Inc.	3,909	99,719
NBT Bancorp, Inc.	4,178	144,517
Nelnet, Inc., Class A	2,455	128,494
Northwest Bancshares, Inc.	11,735	198,791
Oceanfirst Financial Corp.	6,581	148,138
Pacific Premier Bancorp, Inc. (a)	3,466	88,452
Park National Corp.	1,483	125,981
PRA Group, Inc. (a)	2,772	67,554
ProAssurance Corp.	2,271	92,112
Provident Financial Services, Inc.	7,153	172,602
Renasant Corp.	3,630	109,553
S&T Bancorp, Inc.	3,399	128,618
Safety Insurance Group, Inc.	1,919	156,994
Sandy Spring BanCorp	4,453	139,557
Seacoast Banking Corp. of Florida (a)	3,894	101,322
ServisFirst Bancshares, Inc.	3,282	104,597
Simmons First National Corp., Class A	4,481	108,127
Southside Bancshares, Inc.	4,735	150,336
Tompkins Financial Corp.	1,764	132,318
Towne Bank	5,697	136,443
Trustmark Corp. (b)	4,662	132,541
Union Bankshares Corp.	3,658	103,265
Universal Insurance Holdings, Inc.	2,629	99,692
Waddell & Reed Financial, Inc., Class A (b)	4,870	88,050
Walker & Dunlop, Inc.	2,205	95,366

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Washington Federal, Inc.	5,056	$135,046
WesBanco, Inc.	3,324	121,958
Westamerica BanCorp	2,382	132,630
WisdomTree Investments, Inc.	11,653	77,492
		7,757,704
Health Care (7.1%):
Addus HomeCare Corp. (a)	1,530	103,856
AMN Healthcare Services, Inc. (a)	1,291	73,148
Atrion Corp.	175	129,689
Cambrex Corp. (a) (b)	1,609	60,756
CONMED Corp.	1,979	127,052
Corcept Therapeutics, Inc. (a) (b)	4,332	57,876
CorVel Corp. (a)	1,872	115,540
Eagle Pharmaceuticals, Inc. (a)	1,087	43,795
Enanta Pharmaceuticals, Inc. (a)	670	47,456
Innoviva, Inc. (a)	7,525	131,311
Integer Holdings Corp. (a)	1,336	101,883
Lantheus Holdings, Inc. (a)	3,696	57,842
Lemaitre Vascular, Inc.	2,239	52,930
Magellan Health, Inc. (a)	874	49,722
Medpace Holdings, Inc. (a)	1,012	53,565
Meridian Bioscience, Inc.	9,655	167,612
Omnicell, Inc. (a)	1,607	98,413
Orthofix Medical, Inc. (a)	1,672	87,763
Phibro Animal Health Corp., Class A	2,420	77,827
Repligen Corp. (a)	2,446	129,002
Select Medical Holdings Corp. (a)	5,849	89,782
Supernus Pharmaceuticals, Inc. (a)	1,696	56,341
The Ensign Group, Inc.	2,841	110,202
Tivity Health, Inc. (a)	3,850	95,519
US Physical Therapy, Inc.	1,009	103,271
Varex Imaging Corp. (a)	2,299	54,440
		2,276,593
Industrials (23.1%):
AAON, Inc. (b)	2,874	100,762
Acco Brands Corp.	10,073	68,295
Advanced Disposal Services, Inc. (a)	7,441	178,137
Aircastle Ltd.	6,296	108,543
Alamo Group, Inc.	1,264	97,732
Albany International Corp., Class A	1,316	82,158
Allegiant Travel Co.	602	60,333
Altra Industrial Motion Corp.	3,316	83,397
American Woodmark Corp. (a)	814	45,324
Apogee Enterprises, Inc.	2,043	60,984
Applied Industrial Technologies, Inc.	1,611	86,897
ArcBest Corp.	1,192	40,838
Atkore International Group, Inc. (a)	3,311	65,690
BMC Stock Holdings, Inc. (a)	4,246	65,728
Brady Corp., Class A	3,798	165,060

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
CBIZ, Inc. (a)	7,486	$147,474
Chart Industries, Inc. (a)	1,164	75,695
Comfort Systems USA, Inc.	2,130	93,038
Continental Building Products, Inc. (a)	3,418	86,988
Deluxe Corp.	2,717	104,441
DXP Enterprise, Inc. (a)	1,493	41,565
Dycom Industries, Inc. (a)	714	38,585
Echo Global Logistics, Inc. (a)	3,131	63,653
Encore Wire Corp.	2,367	118,776
EnPro Industries, Inc.	1,508	90,631
ESCO Technologies, Inc.	2,260	149,046
Federal Signal Corp.	3,485	69,352
Forward Air Corp.	2,075	113,814
Franklin Electric Co., Inc.	2,331	99,953
FTI Consulting, Inc. (a)	1,397	93,096
Gibraltar Industries, Inc. (a)	2,170	77,230
Global Brass & Copper Holdings, Inc.	2,470	62,121
GMS, Inc. (a) (b)	3,191	47,418
Gorman-Rupp Co.	4,247	137,644
H&E Equipment Services, Inc.	2,048	41,820
Hawaiian Holdings, Inc.	2,132	56,306
Heartland Express, Inc.	5,592	102,334
Herman Miller, Inc.	2,527	76,442
HNI Corp.	2,423	85,847
Hub Group, Inc., Class A (a)	1,928	71,471
ICF International, Inc.	1,697	109,932
Insteel Industries, Inc.	2,192	53,222
Interface, Inc.	5,301	75,539
Kadant, Inc.	1,478	120,398
Kaman Corp., Class A	2,197	123,231
KBR, Inc.	5,354	81,274
Kforce, Inc.	2,313	71,518
Kimball International, Inc., Class B	9,186	130,349
Knoll, Inc.	5,633	92,832
Lindsay Corp.	1,384	133,210
Lydall, Inc. (a)	2,655	53,923
Marten Transport Ltd.	4,355	70,507
Matson, Inc.	3,566	114,183
Matthews International Corp., Class A (b)	2,675	108,659
McGrath RentCorp	2,437	125,457
Mercury Systems, Inc. (a) (b)	1,209	57,174
Milacron Holdings Corp. (a)	5,686	67,607
Mobile Mini, Inc.	2,257	71,660
Moog, Inc., Class A	1,431	110,874
Mueller Industries, Inc.	3,983	93,043
Mueller Water Products, Inc., Class A	9,643	87,751
Multi-Color Corp. (b)	1,696	59,513
National Presto Industries, Inc. (b)	922	107,800
Navigant Consulting, Inc.	4,262	102,501
NV5 Global, Inc. (a)	760	46,018

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Patrick Industries, Inc. (a)	1,163	$34,436
PGT, Inc. (a)	4,049	64,177
Pitney Bowes, Inc.	13,077	77,285
Primoris Services Corp. (b)	5,126	98,060
Raven Industries, Inc.	1,609	58,230
REV Group, Inc.	3,976	29,860
Rush Enterprises, Inc., Class A	2,575	88,786
Saia, Inc. (a)	1,257	70,166
SP Plus Corp. (a)	3,950	116,683
SPX Corp. (a)	4,060	113,721
SPX Flow, Inc. (a)	1,929	58,680
Steelcase, Inc., Class A	7,520	111,522
Sun Hydraulics Corp.	2,115	70,197
Sunrun, Inc. (a)	4,132	44,997
Systemax, Inc.	2,618	62,544
The Greenbrier Cos., Inc.	1,759	69,551
Thermon Group Holdings, Inc. (a)	4,413	89,496
TrueBlue, Inc. (a)	3,434	76,407
Universal Forest Products, Inc.	3,615	93,845
US Ecology, Inc.	1,568	98,753
Vectrus, Inc. (a)	1,410	30,428
Wabash National Corp.	5,783	75,642
Werner Enterprises, Inc. (b)	2,796	82,594
WESCO International, Inc. (a)	2,020	96,960
		7,535,813
Information Technology (9.0%):
Alarm.com Holdings, Inc. (a)	1,561	80,969
Alpha & Omega Semiconductor Ltd. (a)	6,292	64,115
Amkor Technology, Inc. (a)	10,230	67,109
Anixter International, Inc. (a)	948	51,486
AppFolio, Inc. (a)	925	54,779
Applied Optoelectronics, Inc. (a)	1,168	18,022
Axcelis Technologies, Inc. (a)	3,884	69,135
AXT, Inc. (a)	7,019	30,533
Badger Meter, Inc.	2,016	99,207
Brooks Automation, Inc.	1,390	36,390
Casa Systems, Inc. (a)	3,071	40,322
Cass Information Systems, Inc.	2,298	121,610
Cohu, Inc.	3,369	54,140
Control4 Corp. (a)	2,035	35,816
CSG Systems International, Inc. (b)	3,858	122,569
Ebix, Inc.	1,379	58,690
Electro Scientific, Inc. (a)	2,788	83,528
ePlus, Inc. (a)	1,398	99,497
Evertec, Inc.	5,964	171,167
Fabrinet (a)	1,871	96,001
FormFactor, Inc. (a)	4,290	60,446
Ichor Holdings Ltd. (a)	2,010	32,763
Insight Enterprises, Inc. (a)	1,787	72,820
InterDigital, Inc.	2,185	145,150

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
KEMET Corp.	2,812	$49,322
ManTech International Corp., Class A	1,784	93,294
MTS Systems Corp.	2,414	96,874
Nanometrics, Inc. (a)	1,287	35,174
NIC, Inc.	7,561	94,361
PC Connection, Inc.	3,044	90,498
Perficient, Inc. (a)	4,815	107,182
Photronics, Inc. (a)	7,315	70,809
Presidio, Inc. (b)	6,050	78,953
Progress Software Corp.	1,870	66,366
Rogers Corp. (a)	645	63,894
ScanSource, Inc. (a)	2,338	80,380
Tech Data Corp. (a)	1,001	81,892
The Hackett Group, Inc.	6,883	110,197
TTM Technologies, Inc. (a) (b)	4,629	45,040
Ultra Clean Holdings, Inc. (a)	3,846	32,576
		2,963,076
Materials (3.1%):
Advansix, Inc. (a)	2,311	56,250
American Vanguard Corp.	3,720	56,507
Boise Cascade Co.	2,823	67,329
Carpenter Technology Corp.	1,635	58,222
Chase Corp.	900	90,045
Clearwater Paper Corp. (a)	1,684	41,039
Greif, Inc., Class A	1,835	68,097
Minerals Technologies, Inc.	2,105	108,070
Myers Industries, Inc.	3,372	50,951
Olympic Steel, Inc.	3,379	48,218
Rayonier Advanced Materials, Inc.	3,828	40,768
Schnitzer Steel Industries, Inc.	2,937	63,292
Stepan Co.	1,154	85,396
SunCoke Energy, Inc. (a)	7,939	67,879
Warrior Met Coal, Inc.	2,231	53,789
Worthington Industries, Inc.	2,273	79,192
		1,035,044
Real Estate (1.4%):
Four Corners Property Trust, Inc.	7,538	197,496
HFF, Inc., Class A	1,595	52,890
Marcus & Millichap, Inc. (a)	3,957	135,844
The RMR Group, Inc.	1,237	65,660
		451,890
Utilities (3.5%):
American States Water Co.	2,490	166,929
Chesapeake Utilities Corp.	1,833	149,023
MGE Energy, Inc.	2,816	168,847
Middlesex Water Co.	2,637	140,684
Otter Tail Corp.	3,818	189,526

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
SJW Corp.	1,816	$101,006
Unitil Corp.	3,715	188,128
		1,104,143
Total Common Stocks (Cost $38,680,855)		32,286,959
Rights (0.0%) (c)
Materials (0.0%): (c)
Schulman, Inc. (a) (d) (e)	1,471	2,942
Total Rights (Cost $2,942)		2,942
Collateral for Securities Loaned^ (4.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (f)	282,231	282,231
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	407,809	407,809
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (f)	12,593	12,593
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (f)	156,796	156,796
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (f)	250,859	250,859
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (f)	376,312	376,312
Total Collateral for Securities Loaned (Cost $1,486,600)		1,486,600
Total Investments (Cost $40,170,397) — 103.7%		33,776,501
Liabilities in excess of other assets — (3.7)%		(1,205,282)
NET ASSETS — 100.00%		$32,571,219

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Rate disclosed is the daily yield on December 31, 2018.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	4	3/15/19	$281,991	$269,800	$(12,191)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(12,191)
	Total net unrealized appreciation(depreciation)				$(12,191)

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Australia (5.4%):
Communication Services (0.2%):
Telstra Corp. Ltd.	19,682	$39,501
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	2,006	30,852
Consumer Staples (0.8%):
Treasury Wine Estates Ltd.	3,030	31,579
Wesfarmers Ltd.	2,914	66,117
Woolworths Ltd.	4,777	98,968
		196,664
Energy (0.5%):
Oil Search Ltd.	9,384	47,315
Santos Ltd.	6,932	26,751
Woodside Petroleum Ltd.	2,430	53,595
		127,661
Financials (2.0%):
Asx Ltd.	1,690	71,334
Australia & New Zealand Banking Group Ltd.	3,674	63,284
Commonwealth Bank of Australia	1,402	71,470
Insurance Australia Group Ltd.	11,249	55,451
Macquarie Group Ltd.	753	57,613
National Australia Bank Ltd.	4,349	73,716
Suncorp Group Ltd.	7,553	67,177
Westpac Banking Corp.	3,586	63,232
		523,277
Health Care (0.4%):
Cochlear Ltd.	363	44,369
CSL Ltd.	380	49,548
		93,917
Industrials (0.3%):
Brambles Ltd.	7,968	56,952
Cimic Group Ltd.	1,075	32,862
		89,814
Materials (0.9%):
BHP Billiton Ltd.	2,310	55,682
BHP Group PLC	1,878	39,528
Newcrest Mining Ltd.	3,809	58,474
RIO Tinto Ltd.	941	51,999
South32 Ltd.	14,059	33,166
		238,849
Utilities (0.2%):
AGL Energy Ltd. (a)	3,685	53,457
		1,393,992
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Austria (0.5%):
Energy (0.1%):
OMV AG	580	$25,415
Financials (0.2%):
Erste Group Bank AG	1,561	51,949
Utilities (0.2%):
Verbund AG, Class A (a)	1,450	61,860
		139,224
Belgium (1.8%):
Consumer Staples (0.5%):
Anheuser-Busch InBev SA/NV	671	44,354
Colruyt SA	1,171	83,494
		127,848
Financials (0.8%):
Ageas	1,397	62,895
Groupe Bruxelles Lambert SA	830	72,340
KBC Groep NV	905	58,764
		193,999
Health Care (0.2%):
UCB SA	708	57,830
Materials (0.3%):
Solvay SA	465	46,515
Umicore SA	782	31,230
		77,745
		457,422
Bermuda (0.6%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	1,300	90,454
Real Estate (0.3%):
Hongkong Land Holdings Ltd.	11,900	74,970
		165,424
Canada (10.6%):
Communication Services (1.2%):
BCE, Inc.	2,942	116,236
Rogers Communications, Inc.	1,573	80,621
TELUS Corp.	3,546	117,550
		314,407
Consumer Discretionary (0.5%):
Dollarama, Inc.	1,496	35,586
Magna International, Inc.	782	35,502
Restaurant Brands International, Inc.	1,102	57,579
		128,667

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	1,067	$53,084
George Weston Ltd.	1,098	72,436
Loblaw Cos. Ltd.	2,058	92,135
Saputo, Inc.	2,060	59,144
		276,799
Energy (1.0%):
Canadian Natural Resources Ltd.	1,359	32,795
Enbridge, Inc.	1,347	41,851
Husky Energy, Inc.	2,686	27,765
Pembina Pipeline Corp. (a)	1,921	57,011
Suncor Energy, Inc.	1,375	38,409
TransCanada Corp.	1,465	52,322
		250,153
Financials (4.5%):
Bank of Montreal	1,787	116,764
Brookfield Asset Management, Inc.	1,637	62,745
Canadian Imperial Bank of Commerce	1,463	108,980
Fairfax Financial Holdings Ltd.	108	47,550
Great-West Lifeco, Inc.	4,918	101,530
Intact Financial Corp.	1,008	73,248
National Bank of Canada	2,357	96,784
Power Corp. of Canada	4,481	80,527
Power Financial Corp.	4,527	85,665
Royal Bank of Canada	1,499	102,613
Sun Life Financial, Inc.	2,330	77,308
The Bank of Nova Scotia	1,904	94,921
The Toronto-Dominion Bank	2,195	109,123
		1,157,758
Industrials (0.5%):
Canadian National Railway Co.	822	60,888
Canadian Pacific Railway Ltd.	339	60,161
		121,049
Information Technology (0.7%):
CGI Group, Inc. (b)	1,395	85,335
Constellation Software, Inc.	63	40,332
Open Text Corp.	1,597	52,064
		177,731
Materials (0.3%):
Franco-Nevada Corp.	683	47,900
Teck Resources Ltd., Class B	1,586	34,148
		82,048

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Utilities (0.8%):
Fortis, Inc.	3,409	$113,658
Hydro One Ltd. (c)	6,999	103,832
		217,490
		2,726,102
Denmark (1.7%):
Financials (0.2%):
Danske Bank A/S	1,802	35,652
Health Care (0.7%):
Ambu A/S (a)	621	14,927
Coloplast A/S	584	54,230
H. Lundbeck A/S	646	28,298
Novo Nordisk A/S, Class B	1,129	51,622
William Demant Holding A/S (a) (b)	927	26,308
		175,385
Industrials (0.4%):
DSV A/S	589	38,801
Rockwool International A/S, Class B	86	22,440
Vestas Wind Systems A/S	656	49,548
		110,789
Materials (0.4%):
Christian Hansen Holding A/S	545	48,233
Novozymes A/S, B Shares	1,232	55,008
		103,241
		425,067
Finland (1.3%):
Energy (0.1%):
Neste Oyj	390	30,095
Financials (0.5%):
Nordea Bank AB	5,342	44,977
Sampo Oyj, Class A	1,547	68,071
		113,048
Industrials (0.3%):
Kone Oyj, Class B	1,048	49,992
Wartsila Oyj ABP, Class B	2,296	36,548
		86,540
Materials (0.2%):
Stora ENSO Oyj, R Shares	2,118	24,470
UPM-Kymmene Oyj	1,352	34,307
		58,777
Utilities (0.2%):
Fortum Oyj	2,270	49,669
		338,129

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
France (10.9%):
Communication Services (0.7%):
Orange SA	4,696	$76,150
Publicis Groupe SA	741	42,512
Vivendi Universal SA	2,124	51,779
		170,441
Consumer Discretionary (1.7%):
Accor SA	1,324	56,287
Cie Generale des Etablissements Michelin	471	46,781
Hermes International	109	60,537
Kering	82	38,665
LVMH Moet Hennessy Louis Vuitton SA	156	46,144
Psa Peugeot Citroen	1,460	31,185
Renault SA	577	36,058
Seb SA	303	39,154
Sodexo SA	399	40,910
Valeo SA	1,089	31,825
		427,546
Consumer Staples (0.9%):
Danone SA	990	69,761
L'Oreal SA	307	70,761
Pernod Ricard SA	619	101,617
		242,139
Energy (0.2%):
Total SA	1,067	56,448
Financials (1.2%):
AXA SA	2,200	47,528
BNP Paribas SA	1,085	49,066
CNP Assurances	3,215	68,211
Credit Agricole SA	5,322	57,493
Natixis SA	7,536	35,560
Societe Generale SA	1,659	52,873
		310,731
Health Care (1.1%):
BioMerieux	573	37,744
Essilor International SA	590	74,653
Ipsen SA	382	49,385
Sanofi	919	79,655
Sartorius Stedim Biotech	426	42,629
		284,066
Industrials (3.3%):
Aeroports de Paris	274	51,949
Airbus Group SE	438	42,129
Alstom SA	1,980	80,002
Bollore SA	12,139	48,672
Bouygues	1,483	53,244

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Bureau Veritas SA	2,967	$60,485
Compagnie de Saint-Gobain	1,513	50,551
Edenred	1,250	45,981
Eiffage SA	842	70,377
Legrand SA	1,144	64,611
Safran SA	459	55,422
Schneider Electric SA	729	49,874
Teleperformance	262	41,900
Thales SA	517	60,412
Vinci SA	796	65,675
		841,284
Information Technology (0.5%):
Atos SE	362	29,643
Cap Gemini SA	497	49,420
Dassault Systemes SA	383	45,500
		124,563
Materials (0.4%):
Air Liquide SA	580	72,059
Arkema SA	502	43,109
		115,168
Utilities (0.9%):
Electricite de France SA	3,306	52,265
Gdf Suez	4,241	60,853
Suez Environnement Co.	3,302	43,615
Veolia Environnement SA	3,133	64,443
		221,176
		2,793,562
Germany (4.9%):
Communication Services (0.5%):
Deutsche Telekom AG, Registered Shares	4,538	77,045
United Internet AG, Registered Shares	851	37,241
		114,286
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	636	51,512
Continental AG	230	31,816
Daimler AG, Registered Shares	832	43,758
		127,086
Consumer Staples (0.3%):
Beiersdorf AG	620	64,748
Financials (0.6%):
Commerzbank AG (b)	4,004	26,526
Deutsche Boerse AG	485	58,311
Hannover Rueck SE	528	71,194
		156,031

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Health Care (0.6%):
Bayer AG	485	$33,648
Fresenius Medical Care AG & Co. KGaA	546	35,428
Fresenius SE & Co. KGaA	658	31,946
Merck KGaA	507	52,262
		153,284
Industrials (1.0%):
Brenntag AG	1,100	47,508
Deutsche Post AG	1,370	37,526
Hochtief AG	349	47,058
MTU Aero Engines Holding AG	181	32,845
Rational AG	67	38,070
Siemens AG	476	53,101
		256,108
Information Technology (0.4%):
Infineon Technologies AG	1,717	34,157
SAP SE	532	52,980
Wirecard AG	158	24,037
		111,174
Materials (0.5%):
BASF SE	681	47,121
Evonik Industries AG	1,683	42,031
Symrise AG	608	44,926
		134,078
Real Estate (0.5%):
Deutsche Wohnen AG	1,706	78,175
Vonovia SE	1,361	61,727
		139,902
		1,256,697
Hong Kong (5.3%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	4,000	25,441
Techtronic Industries Co. Ltd.	4,000	21,251
		46,692
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	28,000	28,536
WH Group Ltd. (c)	40,000	30,805
		59,341
Financials (0.8%):
AIA Group Ltd.	4,800	39,847
Hang Seng Bank	2,200	49,395
Hong Kong Exchanges and Clearing Ltd.	2,000	57,880
The Bank of East Asia Ltd.	15,400	48,973
		196,095

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	19,000	$12,521
Industrials (0.5%):
CK Hutchison Holdings Ltd.	6,500	62,426
MTR Corp. Ltd.	12,000	63,142
		125,568
Real Estate (2.2%):
CK Asset Holdings Ltd.	10,313	75,471
Henderson Land Development Co. Ltd.	15,128	75,350
New World Development Co. Ltd.	46,000	60,863
Shimao Property Holdings Ltd.	8,500	22,688
Sino Land Co. Ltd.	28,000	47,990
Sun Hung KAI Properties Ltd.	7,000	99,770
Swire Pacific Ltd., Class A	6,000	63,372
Wharf Real Estate Investment	9,000	53,851
Wheelock & Co. Ltd.	12,000	68,582
		567,937
Utilities (1.3%):
China Gas Holdings Ltd. (a)	7,000	24,943
CK Infrastructure Holdings Ltd.	11,500	87,094
CLP Holdings Ltd.	6,500	73,467
Hong Kong & China Gas Co. Ltd.	45,394	93,919
Power Assets Holdings Ltd. (a)	9,500	66,124
		345,547
		1,353,701
Ireland (1.3%):
Communication Services (0.1%):
WPP PLC	2,322	25,052
Consumer Staples (0.2%):
Kerry Group PLC	545	54,006
Financials (0.1%):
Bank of Ireland Group PLC	6,153	34,258
Industrials (0.6%):
Experian PLC	2,908	70,599
Kingspan Group PLC	1,212	51,901
Ryanair Holdings PLC, ADR (b)	440	31,389
		153,889
Materials (0.3%):
CRH PLC	1,778	47,052
Smurfit Kappa Group PLC	596	15,881
		62,933
		330,138

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Israel (0.4%):
Financials (0.4%):
Bank Hapoalim BM	8,637	$54,690
Bank Leumi Le-Israel B.M.	9,719	58,808
		113,498
Italy (2.1%):
Communication Services (0.1%):
Telecom Italia SpA (b)	63,656	35,244
Consumer Discretionary (0.1%):
Moncler SpA	699	23,166
Consumer Staples (0.3%):
Davide Campari - Milano SpA	7,475	63,240
Energy (0.5%):
Eni SpA	3,390	53,392
Snam SpA	14,101	61,692
		115,084
Financials (0.5%):
Assicurazioni Generali SpA	3,908	65,364
Intesa Sanpaolo SpA	17,104	38,009
UniCredit SpA	2,765	31,340
		134,713
Industrials (0.1%):
Atlantia SpA	1,464	30,306
Utilities (0.5%):
Enel SpA	12,097	69,901
Terna Rete Elettrica Nazionale SpA	11,112	63,051
		132,952
		534,705
Japan (20.0%):
Communication Services (1.0%):
KDDI Corp.	2,300	55,071
Nintendo Co. Ltd.	100	26,722
Nippon Telegraph & Telephone Corp.	1,500	61,347
NTT DOCOMO, Inc.	3,000	67,684
SoftBank Group Corp.	300	19,997
Yahoo Japan Corp.	9,700	24,252
		255,073
Consumer Discretionary (3.5%):
Aisin Seiki Co. Ltd.	700	24,400
Bridgestone Corp.	1,600	61,845
Denso Corp.	900	40,183
Fuji Heavy Industries Ltd.	2,100	45,223
Honda Motor Co. Ltd.	1,700	44,900
Isuzu Motors Ltd.	3,200	45,216

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Koito Manufacturing Co. Ltd.	500	$25,915
Mitsubishi Motors Corp.	5,200	28,565
Nissan Motor Co. Ltd.	8,000	64,261
Nitori Holdings Co. Ltd.	200	25,057
Oriental Land Co. Ltd.	800	80,701
Panasonic Corp.	4,000	36,157
Rakuten, Inc. (a)	5,000	33,580
Sekisui House Ltd.	4,100	60,570
Sharp Corp./Japan	1,200	12,067
Shimano, Inc.	600	84,971
Sumitomo Electric Industries Ltd.	3,300	44,024
Suzuki Motor Corp.	700	35,559
Toyota Industries Corp.	600	27,867
Toyota Motor Corp.	1,100	64,300
Zozo, Inc.	600	11,005
		896,366
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	900	35,059
Japan Tobacco, Inc. (a)	2,100	50,138
Kao Corp.	900	66,964
Kikkoman Corp.	1,100	59,321
Kose Corp.	100	15,750
MEIJI Holdings Co. Ltd.	500	40,880
Seven & i Holdings Co. Ltd.	1,800	78,560
Uni-Charm Corp.	1,500	48,713
Yakult Honsha Co. Ltd.	400	28,178
		423,563
Energy (0.2%):
Idemitsu Kosan Co. Ltd.	400	13,176
JXTG Holdings, Inc.	5,300	27,891
		41,067
Financials (2.7%):
Daiwa Securities Group, Inc.	12,800	65,010
Japan Post Bank Co. Ltd.	6,300	69,559
Japan Post Holdings Co. Ltd.	7,900	91,190
Mitsubishi UFJ Financial Group, Inc.	9,300	45,647
Mizuho Financial Group, Inc.	54,300	84,381
Nomura Holdings, Inc.	15,500	59,516
ORIX Corp.	3,500	51,275
Resona Holdings, Inc.	8,500	41,007
Sumitomo Mitsui Financial Group, Inc.	1,700	56,543
Sumitomo Mitsui Trust Holdings, Inc.	1,600	58,721
T&D Holdings, Inc.	3,100	36,179
The Dai-ichi Life Insurance Co. Ltd.	2,400	37,624
		696,652

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Health Care (1.4%):
Astellas Pharma, Inc.	3,600	$46,039
Chugai Pharmaceutical Co. Ltd.	1,000	58,217
Eisai Co. Ltd.	200	15,516
Hoya Corp.	700	42,253
M3, Inc.	1,500	20,175
ONO Pharmaceutical Co. Ltd.	1,500	30,728
Otsuka Holdings Co. Ltd.	900	36,899
Shionogi & Co. Ltd.	1,200	68,667
Sysmex Corp.	300	14,443
Taisho Pharmaceutical Holdings	300	30,194
		363,131
Industrials (4.5%):
Central Japan Railway Co.	200	42,276
Daikin Industries Ltd.	300	32,015
East Japan Railway Co.	1,000	88,612
FANUC Corp.	200	30,422
ITOCHU Corp.	3,300	56,220
Japan Airlines Co. Ltd.	1,800	63,909
Komatsu Ltd.	1,600	34,536
Kubota Corp.	3,100	44,171
Makita Corp.	800	28,506
Marubeni Corp.	6,800	47,927
Mitsubishi Corp.	2,000	55,115
Mitsubishi Electric Corp.	3,400	37,742
Mitsubishi Heavy Industries Ltd.	1,800	64,977
Mitsui & Co. Ltd.	3,600	55,532
Nidec Corp.	700	79,683
Recruit Holdings Co. Ltd.	1,000	24,295
Secom Co. Ltd.	1,100	91,481
SMC Corp.	100	30,331
Sumitomo Corp.	3,600	51,295
Taisei Corp.	700	30,053
Tokyu Corp.	3,700	60,603
Toyota Tsusho Corp.	1,100	32,571
West Japan Railway Co.	1,100	77,900
		1,160,172
Information Technology (2.3%):
Canon, Inc.	2,400	65,721
FUJIFILM Holdings Corp.	1,500	58,445
Fujitsu Ltd.	700	43,735
Hitachi Ltd.	1,400	37,501
Keyence Corp.	400	203,230
Murata Manufacturing Co. Ltd.	200	27,293
Nomura Research Institute Ltd.	826	30,714
NTT Data Corp.	3,300	36,285
Oracle Corp. Japan	300	19,162

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
ROHM Co. Ltd.	300	$19,272
TDK Corp.	200	14,089
Tokyo Electron Ltd.	200	22,840
		578,287
Materials (1.1%):
Asahi Kasei Corp.	3,200	32,996
JFE Holdings, Inc.	1,900	30,462
Mitsubishi Chem Holdings	5,500	41,786
Nippon Paint Co. Ltd. (a)	600	20,586
Nippon Steel & Sumitomo Metal	2,500	43,172
Nitto Denko Corp.	500	25,290
Shin-Etsu Chemical Co. Ltd.	500	38,945
Toray Industries, Inc.	8,200	57,764
		291,001
Real Estate (1.3%):
Daito Trust Construction Co. Ltd.	200	27,402
Daiwa House Industry Co. Ltd.	1,700	54,262
Mitsubishi Estate Co. Ltd.	3,100	48,923
Mitsui Fudosan Co. Ltd.	2,000	44,621
Sumitomo Realty & Development	4,300	157,969
		333,177
Utilities (0.4%):
Kansai Electric Power Co.	3,100	46,674
Tokyo Gas Co. Ltd.	2,300	58,460
		105,134
		5,143,623
Korea, Republic Of (3.6%):
Communication Services (0.4%):
NAVER Corp.	368	40,240
SK Telecom Co. Ltd.	250	60,388
		100,628
Consumer Discretionary (0.3%):
Hyundai Motor Co.	425	45,140
LG Electronics, Inc.	496	27,696
		72,836
Consumer Staples (0.5%):
Amorepacific Corp.	153	28,729
KT&G Corp.	690	62,772
LG Household & Health Care Ltd.	31	30,592
		122,093
Energy (0.3%):
SK Innovation Co. Ltd.	255	41,026
S-Oil Corp.	410	35,903
		76,929

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (0.7%):
Hana Financial Group, Inc.	1,011	$32,848
KB Financial Group, Inc.	1,025	42,720
Shinhan Financial Group Co. Ltd.	1,511	53,631
Woori Bank	3,053	42,688
		171,887
Health Care (0.1%):
Celltrion, Inc. (b)	101	20,054
Industrials (0.5%):
LG Corp.	813	50,936
Samsung C&T Corp.	455	43,025
SK Holdings Co. Ltd.	221	51,501
		145,462
Information Technology (0.5%):
Samsung Electro-Mechanics Co. Ltd.	196	18,182
Samsung Electronics Co. Ltd.	1,065	36,941
Samsung SDI Co. Ltd.	145	28,462
Samsung SDS Co. Ltd.	144	26,330
SK Hynix, Inc.	453	24,565
		134,480
Materials (0.3%):
LG Chem Ltd.	104	32,345
Lotte Chemical Corp.	130	32,276
POSCO	121	26,354
		90,975
		935,344
Luxembourg (0.3%):
Energy (0.1%):
Tenaris SA	2,388	25,825
Health Care (0.1%):
Eurofins Scientific	50	18,673
Materials (0.1%):
Arcelormittal	1,239	25,748
		70,246
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	7,600	33,293
Wynn Macau Ltd.	9,200	20,068
		53,361
Netherlands (3.1%):
Communication Services (0.3%):
Koninklijke KPN NV	23,884	70,045

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.8%):
Heineken Holding A	555	$46,891
Heineken NV	768	67,922
Koninklijke Ahold Delhaize NV	3,223	81,506
		196,319
Financials (0.8%):
ABN AMRO Group NV (c)	1,972	46,402
Aegon NV	8,832	41,271
ING Groep NV	4,688	50,537
NN Group NV	1,581	63,029
		201,239
Health Care (0.2%):
Koninklijke Philips NV	1,368	48,473
Industrials (0.5%):
Randstad Holding NV	965	44,319
Wolters Kluwer NV	1,223	72,379
		116,698
Information Technology (0.1%):
ASML Holding NV	236	37,083
Materials (0.4%):
AkzoNobel NV	816	65,810
Koninklijke DSM NV	604	49,432
		115,242
		785,099
Norway (0.9%):
Communication Services (0.3%):
Telenor ASA	3,383	65,580
Consumer Staples (0.2%):
Marine Harvest ASA	2,694	56,963
Energy (0.1%):
Aker BP ASA	794	20,032
Financials (0.2%):
DNB ASA	2,770	44,288
Materials (0.1%):
Norsk Hydro ASA	7,453	33,821
		220,684
Portugal (0.3%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA	3,037	35,974
Energy (0.2%):
Galp Energia SGPS SA	2,953	46,668
		82,642

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	3,872	$23,710
Singapore (1.7%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	27,700	59,563
Consumer Discretionary (0.4%):
Genting Singapore Ltd.	51,000	36,493
Jardine Cycle & Carriage Ltd.	2,100	54,480
		90,973
Consumer Staples (0.3%):
Wilmar International Ltd.	31,800	72,814
Financials (0.6%):
DBS Group Holdings Ltd.	3,100	53,897
Oversea-Chinese Banking Corp. Ltd.	7,200	59,498
United Overseas Bank Ltd.	3,000	54,095
		167,490
Real Estate (0.2%):
CapitaLand Ltd.	25,500	58,201
		449,041
Spain (3.1%):
Communication Services (0.3%):
Telefonica SA	9,209	77,425
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,872	47,931
Energy (0.2%):
Repsol SA	3,174	51,196
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	8,114	43,089
Banco Santander SA	10,891	49,570
Bankia SA	13,019	38,181
CaixaBank SA	10,581	38,352
		169,192
Health Care (0.2%):
Grifols SA	1,862	48,848
Industrials (0.5%):
Aena SA (c)	379	58,940
Ferrovial SA	3,279	66,469
		125,409
Information Technology (0.2%):
Amadeus IT Holding SA	711	49,555

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Endesa SA	3,415	$78,753
Iberdrola SA	9,611	77,270
Red Electrica Corp. SA	3,432	76,648
		232,671
		802,227
Sweden (2.5%):
Communication Services (0.2%):
TeliaSonera AB	12,542	59,439
Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares (a)	2,938	41,798
Consumer Staples (0.4%):
Essity AB, Class B	2,191	53,822
Swedish Match AB	1,192	46,977
		100,799
Financials (0.6%):
Skandinaviska Enskilda Banken AB, Class A	5,479	53,255
Svenska Handelsbanken AB	4,421	49,061
Swedbank AB, A Shares	2,924	65,276
		167,592
Health Care (0.1%):
Swedish Orphan Biovitrum AB (b)	847	18,454
Industrials (0.8%):
Alfa Laval AB	1,910	40,893
Atlas Copco AB, A Shares	1,668	39,638
Sandvik AB	2,828	40,338
SKF AB, B Shares	2,415	36,655
Volvo AB, Class B	3,004	39,321
		196,845
Information Technology (0.2%):
Hexagon AB, B Shares	1,028	47,349
		632,276
Switzerland (6.4%):
Communication Services (0.3%):
Swisscom AG	158	75,535
Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	690	44,244
The Swatch Group AG, B shares	126	36,768
		81,012

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.1%):
Barry Callebaut AG	31	$48,306
Chocoladefabriken Lindt & Spruengli AG	12	74,504
Coca-Cola HBC AG	1,845	57,653
Nestle SA, Registered Shares	1,109	90,075
		270,538
Financials (1.0%):
Julius Baer Group Ltd.	1,117	39,803
Partners Group Holding AG	100	60,661
Swiss Life Holding AG	209	80,537
Zurich Insurance Group AG	250	74,580
		255,581
Health Care (1.2%):
Lonza Group AG, Registered Shares	168	43,552
Novartis AG	812	69,456
Roche Holding AG	319	79,028
Sonova Holding AG, Registered Shares	305	49,855
Straumann Holding AG	61	38,369
Vifor Pharma AG	236	25,678
		305,938
Industrials (1.5%):
ABB Ltd.	2,351	44,735
Adecco SA, Registered Shares	892	41,699
Ferguson PLC	826	52,812
Geberit AG	178	69,261
Kuehne + Nagel International AG	508	65,329
Schindler Holding AG	297	58,856
SGS SA	29	65,232
		397,924
Information Technology (0.2%):
Stmicroelectronics NV	1,703	23,860
Temenos AG	190	22,800
		46,660
Materials (0.8%):
EMS-Chemie Holding AG	108	51,334
Givaudan SA, Registered Shares	31	71,813
Glencore PLC	7,917	29,396
Sika AG, Registered Shares	347	44,006
		196,549
		1,629,737
United Arab Emirates (0.1%):
Health Care (0.1%):
NMC Health PLC	896	31,241

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
United Kingdom (10.1%):
Communication Services (0.9%):
BT Group PLC	17,250	$52,343
Informa PLC	7,434	59,705
Pearson PLC	5,162	61,732
Vodafone Group PLC	27,325	53,244
		227,024
Consumer Discretionary (1.1%):
Burberry Group PLC	1,723	38,108
Compass Group PLC	3,163	66,511
InterContinental Hotels Group PLC	1,081	58,370
Next PLC	676	34,382
Persimmon PLC	2,119	52,119
Whitbread PLC	724	42,249
		291,739
Consumer Staples (1.9%):
Associated British Foods PLC	2,014	52,437
British American Tobacco PLC	1,007	32,083
Diageo PLC	2,345	83,528
Imperial Tobacco Group PLC	1,568	47,499
Reckitt Benckiser Group PLC	647	49,580
Sainsbury (J) PLC	10,161	34,315
Tesco PLC	19,652	47,610
Unilever NV	1,460	79,313
Unilever PLC	1,348	70,580
		496,945
Energy (0.4%):
BP PLC	7,561	47,789
Royal Dutch Shell PLC, Class A	1,817	53,432
		101,221
Financials (2.0%):
3I Group PLC	5,472	53,933
Aviva PLC	11,740	56,181
Hargreaves Lansdown PLC	2,028	47,787
Legal & General Group PLC	21,769	64,085
Lloyds Banking Group PLC	121,086	80,011
London Stock Exchange Group PLC	1,156	59,842
Prudential PLC	2,475	44,221
Schroders PLC	1,687	52,523
Standard Life Aberdeen PLC	14,642	47,909
		506,492
Health Care (0.6%):
AstraZeneca PLC	961	71,927
Smith & Nephew PLC	3,804	70,972
		142,899

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Industrials (1.4%):
Ashtead Group PLC	1,610	$33,588
BAE Systems PLC	9,310	54,483
Bunzl PLC	2,659	80,277
International Consolidated Airlines Group SA	6,037	47,546
Intertek Group PLC	802	49,060
Melrose Industries PLC	9,797	20,457
RELX PLC	3,917	80,693
		366,104
Materials (1.1%):
Anglo American PLC	1,612	35,906
Antofagasta PLC	3,697	36,900
Croda International PLC	988	58,989
DS Smith PLC	7,907	30,160
Johnson Matthey PLC	1,166	41,592
Mondi PLC	1,681	34,994
Rio Tinto PLC	914	43,447
		281,988
Utilities (0.7%):
Centrica PLC	30,196	51,912
National Grid PLC	5,959	58,035
SSE PLC	4,255	58,645
		168,592
		2,583,004
United States (0.5%):
Consumer Discretionary (0.2%):
Carnival PLC	786	37,693
Industrials (0.3%):
Waste Connections, Inc.	1,178	87,448
		125,141
Total Common Stocks (Cost $27,316,195)		25,595,037
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 01/10/19 @ $0.41 (b)	2,535	1,162
Total Rights (Cost $1,189)		1,162
Collateral for Securities Loaned^ (1.0%)
United States (1.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (e)	48,151	48,151
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	69,576	69,576
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (e)	2,149	2,149
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (e)	26,751	26,751

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (e)	42,799	$42,799
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (e)	64,202	64,202
Total Collateral for Securities Loaned (Cost $253,628)		253,628
Total Investments (Cost $27,571,012) — 100.7%		25,849,827
Liabilities in excess of other assets — (0.7)%		(188,324)
NET ASSETS — 100.00%		$25,661,503

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $239,978 and amounted to 0.9% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Brazil (5.3%):
Communication Services (0.2%):
TIM Participacoes SA	10,600	$32,413
Consumer Discretionary (0.6%):
Kroton Educacional S.A.	7,400	16,938
Lojas Renner SA	4,320	47,265
Magazine Luiza SA	600	28,034
		92,237
Consumer Staples (1.0%):
Ambev SA	10,600	42,069
M Dias Branco SA	2,400	26,506
Natura Cosmeticos SA	3,400	39,481
Raia Drogasil SA	1,600	23,596
Sao Martinho SA	9,500	44,591
		176,243
Energy (0.2%):
Ultrapar Participacoes SA	2,400	32,947
Financials (0.7%):
B3 SA - Brasil Bolsa Balcao	5,258	36,376
Banco do Brasil SA	3,300	39,589
BB Seguridade Participacoes SA	6,500	46,276
		122,241
Health Care (0.6%):
Fleury SA	4,700	23,989
Hypermarcas S.A.	4,800	37,406
Odontoprev SA	9,800	34,772
		96,167
Industrials (0.6%):
CCR SA	12,400	35,837
Localiza Rent a Car SA	4,360	33,471
WEG SA	7,020	31,773
		101,081
Information Technology (0.1%):
Cielo SA	6,792	15,581
Materials (0.3%):
Cia Siderurgica Nacional SA	8,900	20,302
Vale SA	2,400	31,585
		51,887
Utilities (1.0%):
Cia de Saneamento Basico do Estado de Sao Paulo	4,800	39,016
EDP - Energias do Brasil SA	7,700	29,307

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Engie Brasil Energia SA	5,975	$50,911
Equatorial Energia SA - ORD	2,900	55,796
		175,030
		895,827
Cayman Islands (0.1%):
Consumer Discretionary (0.1%):
Nexteer Automotive Group Ltd.	11,000	15,678
Chile (4.2%):
Consumer Discretionary (0.4%):
SACI Falabella	8,344	61,232
Consumer Staples (0.2%):
Cencosud SA	20,409	36,972
Energy (0.3%):
Empresas COPEC SA	4,575	54,934
Financials (1.7%):
Banco de Chile	615,617	88,027
Banco de Credito e Inversiones	866	56,295
Banco Santander Chile	914,054	68,124
Sociedad Matriz del Banco de Chile SA, Class B	172,279	78,679
		291,125
Materials (0.3%):
Empresas Cmpc SA	13,696	43,566
Utilities (1.3%):
AES Gener SA	179,321	49,875
Aguas Andinas SA	123,273	67,848
Colbun SA	204,473	41,086
Enersis SA	374,537	66,159
		224,968
		712,797
China (15.6%):
Communication Services (0.6%):
China Communications Services Corp. Ltd.	32,000	26,483
China Telecom Corp. Ltd.	104,000	53,129
Tencent Holdings Ltd.	700	28,071
		107,683
Consumer Discretionary (1.4%):
ANTA Sports Products Ltd.	4,000	19,183
BAIC Motor Corp. Ltd., Class H (a)	22,500	11,868
Brilliance China Automotive Holdings Ltd.	10,000	7,446
BYD Co. Ltd.	4,500	28,707
Chongqing Changan Automobile Co. Ltd.	39,100	17,428
Dongfeng Motor Group Co. Ltd.	28,000	25,389
Fuyao Glass Industry Group Co. Ltd. (a)	7,600	24,314
Great Wall Motor Co. Ltd., Class H	48,000	27,525

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Guangzhou Automobile Group Co. Ltd.	20,800	$20,747
Minth Group Ltd.	4,000	12,899
Shenzhou International Group Holdings Ltd.	2,000	22,669
Zhongsheng Group Holdings Ltd.	9,500	18,830
		237,005
Consumer Staples (0.5%):
China Mengniu Dairy Co. Ltd.	8,000	24,930
China Resources Beer Holdings Co. Ltd.	6,000	20,958
Uni-President China Holdings Ltd.	22,000	19,106
Want Want China Holdings Ltd.	34,000	23,795
		88,789
Energy (0.5%):
China Petroleum & Chemical Corp., Class H	32,000	22,846
China Shenhua Energy Co. Ltd.	12,000	26,299
PetroChina Co. Ltd.	42,000	26,176
Yanzhou Coal Mining Co. Ltd.	16,000	12,914
		88,235
Financials (5.2%):
Agricultural Bank of China Ltd.	78,000	34,169
Bank of China Ltd.	118,000	50,937
Bank of Communications Co. Ltd., Class H	68,000	53,063
China Cinda Asset Management Co.	140,000	33,972
China CITIC Bank Corp. Ltd.	59,000	35,867
China Construction Bank Corp.	49,000	40,427
China Everbright Bank Co. Ltd.	104,000	45,027
China Galaxy Securities Co. Ltd.	69,500	31,421
China Huarong Asset Management Co. Ltd., Class H (a)	125,000	22,829
China International Capital Corp. Ltd., Class H (a) (b)	14,000	26,283
China Life Insurance Co. Ltd.	23,000	48,879
China Merchants Bank Co. Ltd., Class H	8,500	31,156
China Pacific Insurance Group Co. Ltd.	9,800	31,728
China Reinsurance Group Corp.	208,000	42,503
Chongqing Rural Commercial Bank Co. Ltd.	62,000	33,257
Citic Securities Co. Ltd.	17,000	29,310
Gf Securities Co. Ltd.	29,200	39,605
Haitong Securities Co. Ltd.	37,600	36,015
Huatai Securities Co. Ltd. (a) (b)	21,200	33,573
Industrial & Commercial Bank of China Ltd.	59,000	42,121
New China Life Insurance Co. Ltd., Class H	5,500	21,845
People's Insurance Co. Group of China Ltd.	76,000	30,575
PICC Property & Casualty Co. Ltd., Class H	29,000	29,667
Ping An Insurance Group Co. of China Ltd.	4,000	35,326
Postal Savings Bank of China Co. Ltd., Class H (a)	58,000	30,593
		890,148
Health Care (0.8%):
3SBio, Inc. (a)	10,500	13,464
China Resources Pharmaceutical Group Ltd. (a)	18,000	23,494
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,000	14,329
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	20,000	$16,194
Shanghai Fosun Pharmaceutical Group Co. Ltd.	5,500	16,156
Shanghai Pharmaceuticals Holding Co. Ltd.	10,500	21,349
Sinopharm Group Co. Ltd.	5,200	21,849
		126,835
Industrials (2.6%):
Beijing Capital International Airport Co. Ltd.	18,000	19,103
China Communications Construction Co. Ltd.	34,000	32,133
China Conch Venture Holdings Ltd.	9,000	26,782
China Railway Construction Corp. Ltd.	24,500	33,981
China Railway Group Ltd.	40,000	36,424
China State Construction Int	30,000	23,831
Crrc Corp. Ltd., Class H	50,000	48,787
Fosun International Ltd.	18,000	26,207
Jiangsu Expressway Co. Ltd.	26,000	36,260
Metallurgical Corp. of China Ltd.	155,000	37,216
Shanghai Electric Group Co. Ltd.	130,000	41,507
Sinopec Engineering Group Co. Ltd., Class H	28,000	22,994
Weichai Power Co. Ltd.	17,000	19,432
Xinjiang Goldwind Science & Technology Co. Ltd.	15,800	14,004
Zhuzhou CSR Times Electric Co. Ltd.	5,500	30,485
		449,146
Information Technology (1.0%):
AAC Technologies Holdings, Inc. (b)	2,000	11,609
BOE Technology Group Co. Ltd.	62,900	18,235
China Railway Signal & Communication Corp. Ltd. (a)	50,000	34,994
Legend Holdings Corp. (a)	10,100	26,443
Semiconductor Manufacturing International Corp. (c)	20,000	17,497
Silergy Corp.	1,000	14,739
Sunny Optical Technology Group Co. Ltd.	1,200	10,667
TravelSky Technology Ltd.	11,000	28,167
		162,351
Materials (1.2%):
Aluminum Corp. of China Ltd. (c)	56,000	18,023
Angang Steel Co. Ltd.	24,000	16,552
Anhui Conch Cement Co. Ltd.	4,000	19,412
China Hongqiao Group Ltd.	27,500	15,629
China Molybdenum Co. Ltd.	45,000	16,552
China National Building Material Co. Ltd.	22,000	15,060
Jiangxi Copper Co. Ltd.	32,000	37,640
Maanshan Iron & Steel, Series H	44,000	19,387
Sinopec Shanghai Petrochemical Co. Ltd.	56,000	24,531
Zijin Mining Group Co. Ltd.	74,000	28,069
		210,855
Real Estate (1.0%):
China Vanke Co. Ltd. (b)	7,100	24,120
Cifi Holdings Group Co. Ltd.	34,000	18,064
Country Garden Holdings Co. Ltd.	14,000	17,039

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Guangzhou R&f Properties Co. Ltd., Class H	11,600	$17,541
Logan Property Holdings Co. Ltd.	18,000	22,552
Longfor Properties Co. Ltd.	8,500	25,402
Red Star Macalline Group Corp. Ltd., Class H (a)	25,200	21,628
Sunac China Holdings Ltd.	5,000	16,283
		162,629
Utilities (0.8%):
CGN Power Co. Ltd., Class D (a)	202,000	47,985
China Longyuan Power Group Corp. Ltd.	29,000	19,741
China Resources Gas Group Ltd. (b)	6,000	23,755
ENN Energy Holdings Ltd.	2,000	17,739
Huadian Fuxin Energy Corp. Ltd., Class H	114,000	27,808
		137,028
		2,660,704
Colombia (0.8%):
Financials (0.3%):
Grupo de INV Suramericana	5,776	57,173
Materials (0.2%):
Grupo Argos SA	7,456	38,831
Utilities (0.3%):
Interconexion Electrica SA ESP	9,568	41,220
		137,224
Czech Republic (0.4%):
Financials (0.4%):
Komercni Banka AS	1,817	68,553
Egypt (0.5%):
Consumer Staples (0.2%):
Eastern Tobacco	26,934	24,521
Financials (0.2%):
Commercial International Bank	9,048	37,530
Industrials (0.1%):
Elsewedy Electric Co.	22,925	23,066
		85,117
Hong Kong (3.7%):
Communication Services (0.3%):
China Mobile Ltd.	6,000	57,739
Consumer Discretionary (0.3%):
Geely Automobile Holdings Ltd.	11,000	19,387
Haier Electronics Group Co. Ltd.	10,000	24,598
		43,985
Consumer Staples (0.1%):
Hengan International Group Co. Ltd.	3,500	25,479

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Energy (0.3%):
CNOOC Ltd.	17,000	$26,271
Kunlun Energy Co. Ltd.	30,000	31,801
		58,072
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	10,500	39,023
China Taiping Insurance Holdings Co. Ltd.	7,000	19,221
		58,244
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	8,000	11,545
Industrials (0.7%):
China Everbright International Ltd.	28,000	25,103
China Merchants Holdings International	22,000	39,617
CITIC Ltd.	32,000	50,187
		114,907
Materials (0.1%):
China Resources Cement Holdings Ltd.	16,000	14,406
Real Estate (0.6%):
Agile Group Holdings Ltd.	12,000	14,115
China Overseas Land & Investment Ltd., Class H	10,000	34,355
China Resources Land Ltd.	8,000	30,753
Franshion Properties China Ltd.	54,000	24,276
		103,499
Utilities (0.9%):
Beijing Enterprises Holdings Ltd.	8,000	42,401
Beijing Enterprises Water Group Ltd. (b)	50,000	25,479
China Resources Power Holdings Co. Ltd.	20,000	38,467
Guangdong Investment Ltd.	20,000	38,672
		145,019
		632,895
Hungary (0.6%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	3,248	35,708
Financials (0.2%):
OTP Bank Public Co. Ltd.	936	37,745
Health Care (0.2%):
Richter Gedeon Nyrt.	1,839	35,667
		109,120
India (13.6%):
Communication Services (0.7%):
Bharti Airtel Ltd.	5,915	26,479
Bharti Infratel Ltd.	10,252	38,037
Zee Entertainment Enterprises Ltd.	6,946	47,408
		111,924

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.7%):
Apollo Tyres Ltd.	10,804	$36,518
Bajaj Auto Ltd.	998	38,888
Eicher Motors Ltd.	107	35,497
Infibeam Avenues Ltd.	11,197	7,611
Mahindra & Mahindra Ltd.	3,396	39,106
Motherson Sumi Systems Ltd.	11,294	26,994
Page Industries Ltd.	64	23,139
Rajesh Exports Ltd.	4,289	35,082
Titan Co. Ltd.	2,964	39,530
		282,365
Consumer Staples (2.2%):
Britannia Industries Ltd.	1,244	55,518
Colgate-Palmolive (India) Ltd.	3,278	63,090
Dabur India Ltd.	6,476	39,951
Emami Ltd.	4,922	29,621
Glaxo Smithkline Consumer Healthcare Ltd.	345	37,784
Godrej Consumer Products Ltd.	3,283	38,124
Marico Ltd.	7,763	41,524
Nestle India Ltd.	243	38,586
Tata Global Beverages Ltd.	8,364	26,288
		370,486
Energy (0.2%):
Reliance Industries Ltd.	2,411	38,726
Financials (1.3%):
Bajaj Finserv Ltd.	386	35,814
Housing Development Finance Corp. Ltd.	2,072	58,424
ICICI Bank Ltd.	6,282	32,410
Indiabulls Housing Finance Ltd.	1,816	22,212
Kotak Mahindra Bank Ltd.	2,669	48,041
L&t Finance Holdings Ltd.	11,472	25,078
		221,979
Health Care (1.7%):
Aurobindo Pharma Ltd.	3,362	35,300
Biocon Ltd.	3,994	35,991
Cadila Healthcare Ltd.	5,095	25,432
Cipla Ltd.	4,277	31,829
Dr. Reddy's Laboratories Ltd.	899	33,696
Glenmark Pharmaceuticals Ltd.	4,104	40,744
Natco Pharma Ltd.	3,690	35,947
Sun Pharmaceutical Industries Ltd.	3,280	20,228
Torrent Pharmaceuticals Ltd.	1,575	39,966
		299,133
Industrials (1.4%):
ABB India Ltd.	2,064	39,524
Adani Enterprises Ltd.	5,263	12,138
Adani Ports And Special Economic Zone	6,617	36,750

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Amara Raja Batteries Ltd.	3,118	$33,180
Godrej Industries Ltd.	4,503	35,249
Larsen & Toubro Ltd.	2,288	47,117
Voltas Ltd.	4,208	33,365
		237,323
Information Technology (1.6%):
HCL Technologies Ltd.	2,555	35,296
Hexaware Technologies Ltd.	3,240	15,451
Infosys Ltd.	4,395	41,487
Mindtree Ltd.	1,732	21,449
Mphasis Ltd.	1,414	20,630
Sterlite Technologies Ltd.	4,263	17,920
Tata Consultancy Services Ltd.	1,484	40,243
Tech Mahindra Ltd.	3,066	31,761
Wipro Ltd.	11,360	53,840
		278,077
Materials (2.2%):
ACC Ltd.	1,396	30,159
Ambuja Cements Ltd.	9,785	31,552
Asian Paints Ltd.	2,662	52,359
Berger Paints India Ltd.	8,121	38,425
Castrol India Ltd.	15,574	33,744
Grasim Industries Ltd.	2,605	30,809
JSW Steel Ltd.	5,541	24,348
Pidilite Industries Ltd.	2,596	41,199
Tata Steel Ltd.	3,454	25,781
Ultra Tech Cement Ltd.	706	40,363
UPL Ltd.	2,848	30,935
		379,674
Real Estate (0.1%):
DLF Ltd.	8,775	22,319
Utilities (0.5%):
Reliance Infrastructure Ltd.	3,625	16,420
Tata Power Co. Ltd.	34,112	37,529
Torrent Power Ltd.	7,275	27,283
		81,232
		2,323,238
Indonesia (3.4%):
Communication Services (0.3%):
PT Surya Citra Media TBK	172,800	22,479
PT Telekomunikasi Indonesia Persero TBK	116,000	30,261
		52,740
Consumer Discretionary (0.2%):
PT Astra International TBK	59,800	34,216

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.6%):
PT Charoen Pokphand Indonesia TBK	60,400	$30,358
PT Gudang Garam TBK	6,700	38,976
PT Indofood Sukses Makmur TBK	75,700	39,232
		108,566
Energy (0.4%):
PT Adaro Energy TBK	159,200	13,456
PT Indo Tambangraya Megah TBK	9,700	13,664
PT United Tractors TBK	11,600	22,070
Tambang Batubara Bukit Asam TBK PT	80,900	24,200
		73,390
Financials (0.9%):
Bank Danamon Indonesia TBK PT	60,400	31,933
PT Bank Central Asia TBK	23,000	41,600
PT Bank Mandiri Persero TBK	55,300	28,372
PT Bank Negara Indonesia Persero TBK	43,600	26,691
PT Bank Rakyat Indonesia Persero TBK	114,600	29,178
		157,774
Health Care (0.2%):
PT Kalbe Farma TBK	264,000	27,915
Industrials (0.3%):
PT Jasa Marga Persero TBK	81,500	24,266
PT Waskita Karya Persero TBK	178,500	20,861
		45,127
Materials (0.4%):
PT Indocement Tunggal Prakarsa TBK	15,800	20,279
PT Semen Indonesia Persero TBK	34,100	27,280
Vale Indonesia TBK PT (c)	76,300	17,304
		64,863
Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	111,800	16,488
		581,079
Malaysia (7.0%):
Communication Services (0.6%):
Astro Malaysia Holdings BHD	41,200	12,968
DiGi.Com Berhad	31,500	34,322
Maxis Berhad	30,500	39,510
Telekom Malaysia Berhad	27,800	17,905
		104,705
Consumer Discretionary (0.3%):
Genting Berhad	25,000	36,925
Genting Malaysia Berhad	27,100	19,817
		56,742

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.3%):
British American Tobacco Malaysia BHD	2,300	$20,093
Fraser & Neave Holdings Berhad	5,200	42,179
IOI Corp. Berhad	53,700	57,861
Kuala Lumpur Kepong Berhad	15,400	92,177
PPB Group Berhad	20,860	88,794
Ql Resources BHD	32,900	54,249
Sime Darby Plantation BHD	35,500	40,915
		396,268
Energy (0.1%):
Dialog Group Berhad	31,100	23,419
Financials (1.4%):
CIMB Group Holdings Berhad	25,200	34,841
Hong Leong Bank Berhad	10,400	51,371
Malayan Banking Berhad	21,700	49,915
Public Bank Berhad	9,300	55,755
RHB Capital Berhad	33,397	42,777
		234,659
Health Care (0.6%):
Hartalega Holdings Berhad	18,200	27,058
IHH Healthcare Berhad	37,400	48,810
Top Glove Corp.	14,900	20,203
		96,071
Industrials (0.7%):
AirAsia Berhad	35,800	25,745
Gamuda Berhad	20,200	11,445
IJM Corp. BHD	39,500	15,494
MISC BHD	21,800	35,365
Sime Darby BHD	59,200	34,402
		122,451
Information Technology (0.1%):
Inari Amertron Berhad	36,700	13,329
Materials (0.5%):
Petronas Chemicals Group Berhad	26,500	59,609
Press Metal Aluminium Holdings BHD	17,600	20,583
		80,192
Utilities (0.4%):
Petronas Gas Berhad	10,400	48,349
YTL Power International BHD	98,600	19,815
		68,164
		1,196,000
Mexico (3.8%):
Communication Services (0.1%):
Grupo Televisa Sab	9,009	22,624

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.3%):
Alsea SAB de CV	11,607	$30,217
El Puerto de Liverpool Sab de CV	4,917	31,575
		61,792
Consumer Staples (1.3%):
Arca Continental SAB de CV	7,679	42,901
Gruma SAB de CV, Class B	3,484	39,490
Grupo Bimbo Sab	16,186	32,252
Grupo Lala SAB de CV	25,867	27,766
Kimberly-Clark de Mexico SAB de CV, Series A	21,580	34,235
Wal-Mart de Mexico SAB de CV	16,280	41,405
		218,049
Financials (0.4%):
Grupo Financiero Banorte SAB de CV	5,635	27,470
Grupo Financiero Inbursa SAB de CV	25,214	36,304
		63,774
Industrials (1.0%):
Grupo Aeroportuario del Centro Norte SAB de CV	6,810	32,460
Grupo Aeroportuario del Pacifico SAB de CV	3,995	32,500
Grupo Aeroportuario del Sureste SAB de CV	2,352	35,460
Grupo Carso SAB de CV	7,660	27,450
Promotora y Operadora de Infraestructura SAB de CV	4,615	44,189
		172,059
Materials (0.5%):
Grupo Mexico SAB de CV, Series B	10,485	21,581
Industrias Penoles SAB de CV	1,691	20,651
Mexichem SA de CV	16,975	43,146
		85,378
Utilities (0.2%):
Infraestructura Energetica, Class N	8,290	30,915
		654,591
Philippines (3.1%):
Communication Services (0.1%):
Globe Telecom, Inc.	660	23,849
Consumer Discretionary (0.3%):
Bloomberry Resorts Corp.	114,900	20,563
Jollibee Foods Corp.	6,190	34,352
		54,915
Consumer Staples (0.2%):
Universal Robina Corp.	12,480	30,144
Financials (1.0%):
Ayala Corp.	1,665	28,500
Bank of the Philippine Islands	17,436	31,171
BDO Unibank, Inc.	14,730	36,643

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Metro Pacific Investments Co.	266,300	$23,500
Metropolitan Bank & Trust Co.	28,180	43,385
		163,199
Industrials (0.9%):
Aboitiz Equity Ventures, Inc.	25,200	26,360
Alliance Global Group, Inc.	158,000	35,759
International Container Terminal Services, Inc.	20,640	39,254
JG Summit Holdings, Inc.	22,890	24,248
SM Investments Corp.	1,717	29,961
		155,582
Real Estate (0.4%):
Ayala Land, Inc.	41,500	32,045
SM Prime Holdings, Inc.	43,100	29,345
		61,390
Utilities (0.2%):
Manila Electric Co.	5,020	36,280
		525,359
Poland (2.0%):
Communication Services (0.3%):
Cd Projekt SA (c)	384	14,950
Cyfrowy Polsat SA (c)	5,494	33,141
		48,091
Energy (0.6%):
Grupa Lotos SA	1,569	37,128
Polski Koncern Naftowy Orlen SA	1,108	32,041
Polskie Gornictwo Naftowe i Gazownictwo SA	22,056	40,752
		109,921
Financials (1.0%):
Bank Pekao SA	1,194	34,799
Bank Zachodni WBK SA	290	27,776
mBank SA	322	36,523
Powszechna Kasa Oszczednosci Bank Polski SA	2,922	30,838
Powszechny Zaklad Ubezpieczen na Zycie SA	2,919	34,264
		164,200
Materials (0.1%):
Jastrzebska Spolka Weglowa SA (c)	1,217	21,887
		344,099
Russian Federation (2.2%):
Communication Services (0.5%):
Mobile TeleSystems PJSC	11,760	40,283
Rostelecom PJSC	49,570	52,130
		92,413

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Magnit PJSC, GDR	1,722	$21,921
X5 Retail Group NV, Registered Shares, GDR	1,044	25,870
		47,791
Energy (0.2%):
Tatneft PAO	3,910	41,525
Materials (0.8%):
ALROSA AO	22,700	32,220
MMC Norilsk Nickel PJSC	174	32,653
Phosagro OAO-GDR REG S	2,694	34,349
Severstal PJSC	2,300	31,212
		130,434
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	16,520,000	35,217
Inter RAO UES PJSC	586,000	32,720
		67,937
		380,100
South Africa (6.4%):
Communication Services (0.6%):
Naspers Ltd.	115	23,177
Telkom SA SOC Ltd.	10,671	47,060
Vodacom Group Ltd.	3,546	32,616
		102,853
Consumer Discretionary (0.8%):
Imperial Holdings Ltd.	4,665	22,104
Motus Holdings Ltd. (c)	2,008	12,314
Mr. Price Group Ltd.	1,992	34,167
The Foschini Group Ltd.	2,347	27,187
Truworths International Ltd.	4,858	29,823
		125,595
Consumer Staples (1.5%):
Avi Ltd.	5,683	40,261
Clicks Group Ltd.	2,376	31,697
DIS-Chem Pharmacies Ltd. (a)	10,224	20,653
Pick n Pay Stores Ltd.	7,061	33,344
Pioneer Foods Group Ltd.	4,341	25,539
Shoprite Holdings Ltd.	2,441	32,343
The SPAR Group Ltd.	3,187	46,080
Tiger Brands Ltd.	1,479	28,215
		258,132
Financials (2.0%):
Absa Group Ltd.	2,944	33,196
Capitec Bank Holdings Ltd.	504	39,263
Discovery Ltd.	2,948	32,824
FirstRand Ltd.	5,842	26,688

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Investec Ltd.	6,198	$34,119
Nedbank Group Ltd.	1,871	35,816
Remgro Ltd.	2,896	39,298
RMB Holdings Ltd.	5,344	29,380
Sanlam Ltd.	5,369	29,855
Standard Bank Group Ltd.	2,544	31,697
		332,136
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd.	1,690	15,877
Life Healthcare Group Holdings Ltd.	21,143	38,894
		54,771
Industrials (0.3%):
Barloword Ltd.	3,146	25,241
The Bidvest Group Ltd.	2,114	30,470
		55,711
Materials (0.9%):
African Rainbow Minerals Ltd.	2,316	22,973
Anglo American Platinum Ltd.	897	33,623
Assore Ltd.	944	19,076
Mondi Ltd.	1,229	26,511
Sappi Ltd.	4,704	26,763
Sasol Ltd.	993	29,407
		158,353
		1,087,551
Taiwan (17.4%):
Communication Services (1.4%):
Chunghwa Telecom Co. Ltd.	23,000	84,559
Far EasTone Telecommunications Co. Ltd.	27,000	67,113
Taiwan Mobile Co. Ltd.	25,000	86,625
		238,297
Consumer Discretionary (1.6%):
Cheng Shin Rubber Industry Co. Ltd.	33,000	43,859
Eclat Textile Co. Ltd.	2,000	22,644
Feng TAY Enterprise Co. Ltd.	5,000	28,550
Formosa Taffeta Co. Ltd.	45,000	50,584
Hotai Motor Co. Ltd.	5,000	41,564
Pou Chen Corp.	43,000	45,608
Ruentex Industries Ltd.	12,000	30,687
		263,496
Consumer Staples (0.4%):
President Chain Store Corp.	3,000	30,355
Uni-President Enterprises Corp.	16,000	36,335
		66,690

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (5.4%):
Cathay Financial Holding Co. Ltd.	32,000	$48,933
Chailease Holding Co. Ltd.	10,000	31,526
Chang Hwa Commercial Bank Ltd.	190,035	106,344
China Development Financial Holding Corp.	170,000	53,761
CTBC Financial Holding Co. Ltd.	82,800	54,417
E.Sun Financial Holding Co. Ltd.	112,013	73,252
First Financial Holding Co. Ltd.	148,040	96,330
Fubon Financial Holding Co. Ltd.	36,000	55,108
Hua Nan Financial Holdings Co. Ltd.	174,606	99,414
Mega Financial Holding Co. Ltd.	80,000	67,543
Taishin Financial Holding Co. Ltd.	181,650	77,126
Taiwan Cooperative Financial Holding Co. Ltd.	194,472	111,675
Yuanta Financial Holding Co. Ltd.	102,000	51,272
		926,701
Industrials (1.8%):
AirTac International Group	2,000	19,554
China Airlines Ltd.	189,000	67,640
Eva Airways Corp.	137,000	70,425
Far Eastern New Century Corp.	31,000	28,140
Hiwin Technologies Corp.	2,060	14,812
Taiwan High Speed Rail Corp.	81,000	80,510
Walsin Lihwa Corp.	30,000	16,349
		297,430
Information Technology (5.2%):
Accton Technology Corp.	5,000	16,040
Acer, Inc.	30,000	18,984
Advantech Co. Ltd.	8,000	54,789
Asustek Computer, Inc.	6,000	39,335
AU Optronics Corp.	83,000	33,215
Catcher Technology Co. Ltd.	3,000	21,961
Chroma ATE, Inc.	4,000	15,357
Compal Electronics, Inc.	104,000	59,045
Delta Electronics, Inc.	8,000	33,706
Foxconn Technology Co. Ltd.	20,100	39,564
General Interface Solution Holding Ltd.	4,000	11,713
Hon Hai Precision Industry Co. Ltd.	14,400	33,170
Inventec Corp.	65,000	46,631
Macronix International Co. Ltd.	18,000	10,746
MediaTek, Inc.	3,000	22,401
Micro-Star International Co. Ltd.	6,000	14,914
Nanya Technology Corp.	10,000	17,894
Novatek Microelectronics Corp.	7,000	32,340
Pegatron Corp.	21,000	35,118
Powertech Technology, Inc.	13,000	27,958
Quanta Computer, Inc.	28,000	48,009
Realtek Semiconductor Corp.	6,000	27,915
SYNNEX Technology International Corp.	27,000	31,976
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	36,683

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
United Microelectronics Corp.	55,000	$20,131
Walsin Technology Corp.	1,000	5,010
Winbond Electronics Corp.	46,000	20,279
Wistron Corp.	58,000	36,043
WPG Holdings Ltd.	38,000	45,683
Yageo Corp.	198	2,055
Zhen Ding Technology Holding Ltd.	13,000	33,921
		892,586
Materials (1.6%):
Asia Cement Corp.	24,000	26,510
China Steel Corp.	91,000	71,797
Formosa Chemicals & Fibre	11,000	37,578
Formosa Plastics Corp.	13,000	42,719
Nan Ya Plastics Corp.	20,000	49,128
TA Chen Stainless Pipe	13,000	17,785
Taiwan Cement Corp.	25,800	29,883
		275,400
		2,960,600
Thailand (7.7%):
Communication Services (0.9%):
Advanced Info Service Public Co. Ltd.	7,900	41,857
Intouch Holdings Public Co. Ltd.	39,300	57,639
Total Access Communication Public Co. Ltd.	15,700	20,856
Vgi Global Media PCL	155,300	37,206
		157,558
Consumer Discretionary (0.8%):
Home Product Center Public Co. Ltd.	83,900	39,170
Minor International Public Co. Ltd.	26,000	27,152
Robinson PCL	19,000	37,058
Siam Global House PCL	50,800	30,426
		133,806
Consumer Staples (0.9%):
Berli Jucker PCL	22,000	34,293
Charoen Pokphand Foods Public Co. Ltd.	43,000	32,490
CP ALL Public Co. Ltd.	24,600	51,947
Thai Union Group Public Co. Ltd.	70,800	35,229
		153,959
Energy (0.6%):
Esso Thailand PCL	47,400	14,850
IRPC Public Co. Ltd.	169,600	29,953
PTT PCL	23,000	32,496
Thai Oil PCL	11,100	22,587
		99,886
Financials (1.0%):
Bangkok Bank Public Co. Ltd.	8,300	51,751
Kasikornbank Public Co. Ltd.	6,100	34,662

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Krung Thai Bank Public Co. Ltd.	85,500	$50,422
The Siam Commercial Bank Public Co. Ltd.	9,200	37,724
		174,559
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	41,400	31,536
Bumrungrad Hospital Public Co. Ltd.	6,800	39,161
		70,697
Industrials (1.0%):
Airports of Thailand PCL	26,700	52,690
Bangkok Expressway & Metro PCL	182,700	54,433
Bts Group Holdings PCL	202,000	59,252
		166,375
Materials (0.7%):
Indorama Ventures Public Co. Ltd.	18,000	29,993
PTT Global Chemical Public Co. Ltd.	12,100	26,480
The Siam Cement Public Co. Ltd.	3,850	51,558
		108,031
Real Estate (0.4%):
Central Pattana Public Co. Ltd.	18,000	41,327
Wha Corp. PCL (b)	245,200	32,234
		73,561
Utilities (1.0%):
Banpu Power PCL	63,200	43,288
Global Power Synergy PCL	19,200	34,499
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	62,400	97,268
		175,055
		1,313,487
Turkey (1.6%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	15,840	36,493
Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	2,320	21,959
Tofas Turk Otomobil Fabrikasi AS	8,264	26,439
		48,398
Consumer Staples (0.3%):
BIM Birlesik Magazalar AS	3,005	49,491
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	1,332	29,426
Industrials (0.5%):
Enka Insaat ve Sanayi AS	1	—	(d)
KOC Holding AS	12,447	33,459
TAV Havalimanlari Holding AS	4,029	18,244
Turkiye Sise ve Cam Fabrikalari AS	28,349	30,429
		82,132

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	12,763	$17,444
		263,384
Total Common Stocks (Cost $17,039,568)		16,947,403
Rights (0.0%) (e)
Taiwan (0.0%): (e)
Industrials (0.0%): (e)
Eva Airways Corp. Expires 01/21/19 @ $0.00 (c) (f) (g)	7,941	723
Total Rights (Cost $—)		723
Collateral for Securities Loaned^ (1.8%)
United States (1.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (h)	59,045	59,045
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (h)	85,318	85,318
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (h)	2,635	2,635
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (h)	32,803	32,803
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (h)	52,482	52,482
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (h)	78,728	78,728
Total Collateral for Securities Loaned (Cost $311,011)		311,011
Total Investments (Cost $17,350,579) — 101.2%		17,259,137
Liabilities in excess of other assets — (1.2)%		(210,287)
NET ASSETS — 100.00%		$17,048,850

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $338,120 and amounted to 2.0% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rounds to less than $1.

(e)  Amount represents less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(h)  Rate disclosed is the daily yield on December 31, 2018.

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	3	3/15/19	$145,422	$145,020	$(402)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(402)
	Total net unrealized appreciation(depreciation)				$(402)

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (4.6%):
AT&T, Inc.	54,792	$1,563,764
CenturyLink, Inc.	52,929	801,874
Omnicom Group, Inc.	25,692	1,881,682
Verizon Communications, Inc.	37,049	2,082,895
Viacom, Inc., Class B	47,497	1,220,673
		7,550,888
Consumer Discretionary (10.9%):
Ford Motor Co.	181,152	1,385,812
Garmin Ltd.	31,854	2,016,995
Genuine Parts Co.	21,819	2,095,060
Harley-Davidson, Inc.	34,280	1,169,634
Kohl's Corp.	13,462	893,069
L Brands, Inc.	32,960	846,083
Las Vegas Sands Corp.	22,991	1,196,682
Leggett & Platt, Inc. (a)	39,174	1,403,997
Macy's, Inc.	23,671	704,922
McDonald's Corp.	11,410	2,026,073
Newell Brands, Inc.	46,433	863,189
Penske Automotive Group, Inc.	28,830	1,162,426
Target Corp.	18,338	1,211,959
The Gap, Inc.	30,812	793,717
		17,769,618
Consumer Staples (14.3%):
Altria Group, Inc.	28,210	1,393,292
Archer-Daniels-Midland Co.	49,128	2,012,775
Colgate-Palmolive Co.	34,759	2,068,856
General Mills, Inc.	33,409	1,300,946
Ingredion, Inc.	15,063	1,376,758
Kellogg Co.	24,390	1,390,474
Kimberly-Clark Corp.	14,880	1,695,427
Molson Coors Brewing Co., Class B	18,217	1,023,067
Philip Morris International, Inc.	16,266	1,085,918
The Clorox Co.	10,953	1,688,295
The Hershey Co.	18,290	1,960,322
The J.M. Smucker Co.	14,358	1,342,329
The Kraft Heinz Co.	26,352	1,134,190
The Procter & Gamble Co.	29,887	2,747,213
Walgreens Boots Alliance, Inc.	20,316	1,388,192
		23,608,054
Electric Utilities (17.0%):
Alliant Energy Corp.	57,230	2,417,968
American Electric Power Co., Inc.	33,757	2,522,998
Duke Energy Corp.	30,924	2,668,741
Eversource Energy	40,546	2,637,112
Exelon Corp.	61,438	2,770,854
IDACORP, Inc.	23,225	2,161,319

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	16,076	$2,794,330
OGE Energy Corp. (a)	66,356	2,600,492
Pinnacle West Capital Corp.	31,311	2,667,697
PPL Corp.	65,757	1,862,896
Xcel Energy, Inc.	49,226	2,425,365
		27,529,772
Energy (6.1%):
Chevron Corp.	15,464	1,682,329
Exxon Mobil Corp.	24,452	1,667,382
Occidental Petroleum Corp.	21,277	1,305,982
ONEOK, Inc.	31,860	1,718,847
Phillips 66	15,775	1,359,016
The Williams Cos., Inc.	58,036	1,279,694
Valero Energy Corp.	13,236	992,303
		10,005,553
Financials (17.4%):
American Financial Group, Inc.	21,832	1,976,451
Ameriprise Financial, Inc.	10,924	1,140,138
BB&T Corp.	34,496	1,494,367
CNA Financial Corp.	44,510	1,965,117
Erie Indemnity Co., Class A	17,859	2,380,784
First American Financial Corp.	35,869	1,601,192
FNF Group	48,542	1,526,160
Huntington Bancshares, Inc.	112,595	1,342,132
Invesco Ltd.	59,691	999,227
KeyCorp	74,011	1,093,883
New York Community Bancorp, Inc. (a)	146,502	1,378,584
Old Republic International Corp.	105,706	2,174,373
PacWest Bancorp	37,997	1,264,540
People's United Financial, Inc. (a)	124,331	1,794,096
Principal Financial Group, Inc.	29,814	1,316,884
Prudential Financial, Inc.	16,627	1,355,932
Umpqua Holdings Corp.	76,868	1,222,201
Unum Group	29,466	865,711
Wells Fargo & Co.	31,012	1,429,033
		28,320,805
Gas Utilities (1.3%):
National Fuel Gas Co. (a)	43,051	2,203,350
Health Care (2.3%):
AbbVie, Inc.	12,044	1,110,336
Pfizer, Inc.	60,680	2,648,682
		3,759,018
Industrials (7.6%):
3M Co.	8,265	1,574,813
Eaton Corp. PLC, ADR	22,138	1,519,995
Emerson Electric Co.	22,005	1,314,799
Fastenal Co.	23,650	1,236,659

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Hubbell, Inc.	12,821	$1,273,638
Johnson Controls International PLC	40,525	1,201,566
MSC Industrial Direct Co., Inc., Class A	20,989	1,614,473
United Parcel Service, Inc., Class B	14,649	1,428,717
Watsco, Inc.	8,727	1,214,275
		12,378,935
Information Technology (2.5%):
Broadcom, Inc.	5,141	1,307,253
Paychex, Inc.	31,024	2,021,214
Seagate Technology PLC	21,096	814,095
		4,142,562
Materials (6.9%):
Air Products & Chemicals, Inc.	13,297	2,128,185
International Paper Co.	31,028	1,252,290
Lyondellbasell Industries NV, Class A	13,783	1,146,194
Nucor Corp.	22,716	1,176,916
Olin Corp.	45,317	911,325
Packaging Corp. of America	15,046	1,255,739
Sonoco Products Co.	40,612	2,157,716
WestRock Co.	32,151	1,214,022
		11,242,387
Multi-Utilities (8.7%):
Consolidated Edison, Inc.	31,388	2,399,926
Dominion Resources, Inc.	31,606	2,258,565
DTE Energy Co.	23,408	2,581,903
MDU Resources Group, Inc.	83,697	1,995,336
Public Service Enterprise Group, Inc.	46,086	2,398,776
WEC Energy Group, Inc.	37,226	2,578,273
		14,212,779
Total Common Stocks (Cost $177,032,358)		162,723,721
Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (b)	707,774	707,774
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (b)	1,022,700	1,022,700
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (b)	31,581	31,581
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (b)	393,212	393,212
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (b)	629,100	629,100
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (b)	943,710	943,710
Total Collateral for Securities Loaned (Cost $3,728,077)		3,728,077
Total Investments (Cost $180,760,435) — 101.9%		166,451,798
Liabilities in excess of other assets — (1.9)%		(3,083,580)
NET ASSETS — 100.00%		$163,368,218

^  Purchased with cash collateral from securities on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/15/19	$385,575	$375,780	$(9,795)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(9,795)
	Total net unrealized appreciation(depreciation)				$(9,795)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (3.6%):
Emerald Expositions Events, Inc.	29,957	$369,669
Marcus Corp.	14,244	562,638
Sinclair Broadcast Group, Inc., Class A	14,345	377,847
TEGNA, Inc.	38,513	418,637
		1,728,791
Consumer Discretionary (16.4%):
Acushnet Holdings Corp.	21,495	452,899
Bed Bath & Beyond, Inc.	20,238	229,094
Big Lots, Inc.	10,463	302,590
Bloomin' Brands, Inc.	29,848	533,981
Bluegreen Vacations Corp. (a)	19,498	252,109
Brinker International, Inc.	10,969	482,417
Chico's FAS, Inc.	34,956	196,453
Ethan Allen Interiors, Inc.	27,855	489,969
Group 1 Automotive, Inc.	5,162	272,141
Haverty Furniture Cos., Inc.	23,666	444,447
Jack in the Box, Inc.	6,563	509,486
La-Z-Boy, Inc.	13,007	360,424
LCI Industries (a)	4,153	277,420
MDC Holdings, Inc.	15,799	444,110
Nutrisystem, Inc.	8,930	391,849
Papa John's International, Inc. (a)	8,104	322,620
PetMed Express, Inc. (a)	9,663	224,761
Ruth's Hospitality Group, Inc.	14,876	338,131
Sturm Ruger & Co.	8,103	431,242
Tenneco, Inc.	11,134	304,961
The Buckle, Inc. (a)	14,329	277,123
The Cheesecake Factory, Inc. (a)	9,528	414,563
		7,952,790
Consumer Staples (3.7%):
B&G Foods, Inc. (a)	11,529	333,303
Ingles Markets, Inc., Class A	11,222	305,463
John B. Sanfilippo & Son, Inc. (a)	7,265	404,370
Universal Corp.	4,874	263,927
Vector Group Ltd.	51,248	498,643
		1,805,706
Energy (1.9%):
Arch Coal, Inc.	4,474	371,297
Evolution Petroleum Corp.	46,677	318,337
RPC, Inc.	25,357	250,274
		939,908
Financials (24.6%):
Capitol Federal Financial, Inc.	88,931	1,135,649
Cohen & Steers, Inc.	18,268	626,957
Federated Investors, Inc., Class B	21,283	565,064

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
First Busey Corp.	26,437	$648,764
Hope Bancorp, Inc.	38,455	456,076
Horace Mann Educators Corp.	16,280	609,686
James River Group Holdings Ltd.	17,382	635,138
Legg Mason, Inc.	18,768	478,772
Northwest Bancshares, Inc.	56,335	954,315
Park National Corp.	7,119	604,759
ProAssurance Corp.	10,903	442,226
Provident Financial Services, Inc.	34,342	828,672
Safety Insurance Group, Inc.	9,211	753,552
Sandy Spring BanCorp	21,375	669,893
Southside Bancshares, Inc.	22,732	721,741
Trustmark Corp. (a)	22,385	636,406
Waddell & Reed Financial, Inc., Class A (a)	23,380	422,710
Westamerica BanCorp (a)	11,438	636,868
		11,827,248
Health Care (1.7%):
Meridian Bioscience, Inc.	46,352	804,671
Industrials (22.7%):
Acco Brands Corp.	48,358	327,867
Aircastle Ltd.	30,227	521,113
Allegiant Travel Co.	2,889	289,536
Altra Industrial Motion Corp.	15,917	400,313
Applied Industrial Technologies, Inc.	7,733	417,118
Brady Corp., Class A	18,230	792,276
Deluxe Corp.	13,044	501,411
Gorman-Rupp Co.	20,393	660,937
H&E Equipment Services, Inc.	9,833	200,790
Herman Miller, Inc.	12,134	367,054
HNI Corp.	11,633	412,157
KBR, Inc.	25,706	390,217
Kimball International, Inc., Class B	44,103	625,822
Knoll, Inc.	27,045	445,702
Matson, Inc.	17,121	548,214
Matthews International Corp., Class A	12,841	521,601
McGrath RentCorp	11,699	602,265
Mobile Mini, Inc.	10,836	344,043
Mueller Water Products, Inc., Class A	46,295	421,285
National Presto Industries, Inc. (a)	4,426	517,488
Pitney Bowes, Inc.	62,783	371,048
Steelcase, Inc., Class A	36,105	535,437
The Greenbrier Cos., Inc.	8,443	333,836
Wabash National Corp.	27,765	363,166
		10,910,696
Information Technology (8.5%):
Cass Information Systems, Inc.	11,033	583,866
CSG Systems International, Inc.	18,520	588,381
InterDigital, Inc.	10,490	696,851
ManTech International Corp., Class A	8,564	447,854
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
MTS Systems Corp. (a)	11,590	$465,107
NIC, Inc.	36,304	453,074
Progress Software Corp.	8,977	318,594
The Hackett Group, Inc.	33,043	529,018
		4,082,745
Materials (3.0%):
Greif, Inc., Class A	8,808	326,865
Myers Industries, Inc.	16,192	244,661
Rayonier Advanced Materials, Inc.	18,376	195,704
Schnitzer Steel Industries, Inc.	14,101	303,877
Worthington Industries, Inc.	10,913	380,208
		1,451,315
Real Estate (2.0%):
Four Corners Property Trust, Inc.	36,188	948,126
Utilities (11.1%):
American States Water Co.	11,955	801,463
Chesapeake Utilities Corp.	8,800	715,440
MGE Energy, Inc.	13,520	810,659
Middlesex Water Co.	12,661	675,464
Otter Tail Corp.	18,333	910,050
SJW Corp.	8,719	484,951
Unitil Corp.	17,833	903,063
		5,301,090
Total Common Stocks (Cost $55,167,845)		47,753,086
Rights (0.0%) (b)
Materials (0.0%): (b)
Schulman, Inc. (c) (d) (e)	7,093	14,186
Total Rights (Cost $14,186)		14,186
Collateral for Securities Loaned^ (7.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (f)	639,215	639,215
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	923,635	923,635
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (f)	28,522	28,522
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (f)	355,123	355,123
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (f)	568,162	568,162
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (f)	852,296	852,296
Total Collateral for Securities Loaned (Cost $3,366,953)		3,366,953
Total Investments (Cost $58,548,984) — 106.2%		51,134,225
Liabilities in excess of other assets — (6.2)%		(2,977,974)
NET ASSETS — 100.00%		$48,156,251

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

(b)  Amount represents less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Rate disclosed is the daily yield on December 31, 2018.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	5	3/15/19	$352,100	$337,250	$(14,850)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(14,850)
	Total net unrealized appreciation(depreciation)				$(14,850)

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Australia (9.9%):
Communication Services (0.7%):
Telstra Corp. Ltd.	145,448	$291,910
Consumer Staples (1.2%):
Wesfarmers Ltd.	21,399	485,529
Financials (4.8%):
Australia & New Zealand Banking Group Ltd.	27,110	466,963
Commonwealth Bank of Australia	10,339	527,052
National Australia Bank Ltd.	32,140	544,776
Westpac Banking Corp. (a)	26,473	466,803
		2,005,594
Materials (2.3%):
BHP Group PLC	13,981	294,273
RIO Tinto Ltd.	7,665	423,557
South32 Ltd.	102,744	242,381
		960,211
Utilities (0.9%):
AGL Energy Ltd. (a)	27,190	394,433
		4,137,677
Canada (12.1%):
Communication Services (4.1%):
BCE, Inc.	21,747	859,205
TELUS Corp.	26,226	869,397
		1,728,602
Energy (2.7%):
Enbridge, Inc.	9,924	308,335
Pembina Pipeline Corp. (a)	14,148	419,879
TransCanada Corp.	10,785	385,179
		1,113,393
Financials (1.5%):
Power Financial Corp.	33,437	632,731
Utilities (3.8%):
Fortis, Inc.	25,211	840,552
Hydro One Ltd. (b)	51,686	766,770
		1,607,322
		5,082,048
Denmark (0.6%):
Financials (0.6%):
Danske Bank A/S	13,283	262,798

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Finland (2.9%):
Financials (2.0%):
Nordea Bank AB	39,265	$330,588
Sampo Oyj, Class A	11,459	504,222
		834,810
Utilities (0.9%):
Fortum Oyj	16,918	370,180
		1,204,990
France (12.6%):
Communication Services (1.3%):
Orange SA	34,688	562,496
Consumer Discretionary (0.6%):
Renault SA	4,251	265,654
Energy (1.0%):
Total SA	7,863	415,980
Financials (4.3%):
AXA SA	16,233	350,691
BNP Paribas SA	8,010	362,231
Credit Agricole SA	39,414	425,787
Natixis SA	55,774	263,181
Societe Generale SA	12,264	390,859
		1,792,749
Health Care (1.4%):
Sanofi	6,763	586,187
Industrials (1.0%):
Bouygues	11,016	395,506
Utilities (3.0%):
Gdf Suez	31,561	452,855
Suez Environnement Co.	24,564	324,459
Veolia Environnement SA	23,120	475,558
		1,252,872
		5,271,444
Germany (3.9%):
Communication Services (1.4%):
Deutsche Telekom AG, Registered Shares	33,515	569,008
Consumer Discretionary (1.7%):
Bayerische Motoren Werke AG	4,643	376,053
Daimler AG, Registered Shares	6,098	320,719
		696,772
Materials (0.8%):
BASF SE	4,979	344,516
		1,610,296

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Hong Kong (3.5%):
Consumer Staples (0.5%):
WH Group Ltd. (b)	288,500	$222,178
Utilities (3.0%):
CK Infrastructure Holdings Ltd.	93,000	704,330
Power Assets Holdings Ltd.	78,000	542,912
		1,247,242
		1,469,420
Ireland (0.5%):
Communication Services (0.5%):
WPP PLC	17,141	184,936
Italy (6.7%):
Energy (2.0%):
Eni SpA	24,573	387,015
Snam SpA	103,752	453,917
		840,932
Financials (1.8%):
Assicurazioni Generali SpA	28,380	474,675
Intesa Sanpaolo SpA	125,916	279,813
		754,488
Industrials (0.5%):
Atlantia SpA	10,338	214,006
Utilities (2.4%):
Enel SpA	89,646	518,008
Terna Rete Elettrica Nazionale SpA	81,645	463,264
		981,272
		2,790,698
Japan (6.4%):
Consumer Discretionary (4.2%):
Bridgestone Corp.	12,600	487,030
Fuji Heavy Industries Ltd.	16,800	361,784
Nissan Motor Co. Ltd.	60,300	484,370
Sekisui House Ltd.	28,300	418,083
		1,751,267
Consumer Staples (0.9%):
Japan Tobacco, Inc. (a)	16,000	382,006
Information Technology (1.3%):
Canon, Inc. (a)	19,100	523,032
		2,656,305
Korea, Republic Of (2.4%):
Consumer Staples (1.1%):
KT&G Corp.	5,022	456,873

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Energy (1.3%):
SK Innovation Co. Ltd.	1,835	$295,225
S-Oil Corp.	3,020	264,456
		559,681
		1,016,554
Macau (0.6%):
Consumer Discretionary (0.6%):
Sands China Ltd.	60,000	262,835
Netherlands (3.7%):
Communication Services (1.2%):
Koninklijke KPN NV	176,506	517,642
Financials (1.7%):
ABN AMRO Group NV (b)	14,533	341,969
ING Groep NV	34,440	371,264
		713,233
Industrials (0.8%):
Randstad Holding NV	6,961	319,697
		1,550,572
Norway (2.1%):
Communication Services (1.1%):
Telenor ASA	23,836	462,066
Consumer Staples (1.0%):
Marine Harvest ASA	19,145	404,809
		866,875
Portugal (0.6%):
Consumer Staples (0.6%):
Jeronimo Martins SGPS SA	22,458	266,025
Russian Federation (0.4%):
Materials (0.4%):
Evraz PLC	28,852	176,676
Singapore (1.0%):
Communication Services (1.0%):
Singapore Telecommunications Ltd.	202,400	435,221
Spain (6.4%):
Communication Services (1.4%):
Telefonica SA	68,262	573,914
Energy (0.9%):
Repsol SA	23,441	378,102

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Utilities (4.1%):
Endesa SA	25,277	$582,908
Iberdrola SA	71,118	571,772
Red Electrica Corp. SA	25,385	566,932
		1,721,612
		2,673,628
Sweden (4.6%):
Communication Services (1.1%):
TeliaSonera AB	93,722	444,164
Consumer Discretionary (0.7%):
Hennes & Mauritz AB, B Shares (a)	21,548	306,553
Financials (2.1%):
Skandinaviska Enskilda Banken AB, Class A	40,267	391,392
Swedbank AB, A Shares	21,420	478,184
		869,576
Industrials (0.7%):
Atlas Copco AB, A Shares	12,135	288,371
		1,908,664
Switzerland (3.4%):
Communication Services (1.4%):
Swisscom AG	1,179	563,640
Financials (1.3%):
Zurich Insurance Group AG	1,837	548,015
Industrials (0.7%):
Adecco SA, Registered Shares	6,550	306,200
		1,417,855
United Kingdom (15.2%):
Communication Services (1.9%):
BT Group PLC	127,535	386,987
Vodafone Group PLC	203,647	396,819
		783,806
Consumer Discretionary (1.5%):
Next PLC	5,022	255,426
Persimmon PLC	15,706	386,305
		641,731
Consumer Staples (1.4%):
British American Tobacco PLC	7,437	236,944
Imperial Tobacco Group PLC	11,590	351,091
		588,035
Energy (1.8%):
BP PLC	55,901	353,318
Royal Dutch Shell PLC, Class A	13,412	394,405
		747,723

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (2.9%):
Aviva PLC	86,786	$415,305
Legal & General Group PLC	160,964	473,858
Standard Life Aberdeen PLC	108,160	353,903
		1,243,066
Materials (2.7%):
Anglo American PLC	11,905	265,173
Antofagasta PLC	27,529	274,771
Mondi PLC	12,517	260,571
Rio Tinto PLC	6,755	321,101
		1,121,616
Utilities (3.0%):
Centrica PLC	223,910	384,940
National Grid PLC	44,053	429,032
SSE PLC	31,482	433,907
		1,247,879
		6,373,856
Total Common Stocks (Cost $47,933,404)		41,619,373
Rights (0.0%) (c)
Spain (0.0%): (c)
Energy (0.0%): (c)
Repsol SA Expires 01/10/19 @ $0.41 (d)	23,441	10,741
Total Rights (Cost $10,995)		10,741
Collateral for Securities Loaned^ (3.2%)
United States (3.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (e)	259,592	259,592
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	375,098	375,098
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (e)	11,583	11,583
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (e)	144,219	144,219
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (e)	230,737	230,737
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (e)	346,127	346,127
Total Collateral for Securities Loaned (Cost $1,367,356)		1,367,356
Total Investments (Cost $49,311,755) — 102.7%		42,997,470
Liabilities in excess of other assets — (2.7)%		(1,138,111)
NET ASSETS — 100.00%		$41,859,359

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $1,330,917 and amounted to 3.2% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Non-income producing security.

(e)  Rate disclosed is the daily yield on December 31, 2018.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Brazil (10.0%):
Consumer Discretionary (0.5%):
Kroton Educacional S.A.	39,100	$89,494
Financials (2.6%):
Banco do Brasil SA	17,400	208,739
BB Seguridade Participacoes SA	34,300	244,197
		452,936
Health Care (1.8%):
Fleury SA	24,900	127,093
Hypermarcas S.A.	25,200	196,382
		323,475
Industrials (1.1%):
CCR SA	65,100	188,145
Information Technology (0.5%):
Cielo SA	35,800	82,126
Utilities (3.5%):
Cia de Saneamento Basico do Estado de Sao Paulo	25,400	206,461
EDP - Energias do Brasil SA	40,600	154,530
Engie Brasil Energia SA	31,450	267,974
		628,965
		1,765,141
Chile (3.2%):
Utilities (3.2%):
Aguas Andinas SA	647,682	356,475
Colbun SA	1,074,304	215,867
		572,342
China (15.5%):
Consumer Discretionary (1.1%):
Chongqing Changan Automobile Co. Ltd.	205,100	91,418
Guangzhou Automobile Group Co. Ltd.	110,000	109,719
		201,137
Energy (1.9%):
China Petroleum & Chemical Corp., Class H	172,000	122,794
China Shenhua Energy Co. Ltd.	64,000	140,261
Yanzhou Coal Mining Co. Ltd.	79,800	64,411
		327,466
Financials (9.1%):
Agricultural Bank of China Ltd.	410,000	179,604
Bank of China Ltd.	620,000	267,637
Bank of Communications Co. Ltd., Class H	358,000	279,359
China Cinda Asset Management Co.	734,000	178,110
China CITIC Bank Corp. Ltd.	309,000	187,847

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
China Everbright Bank Co. Ltd.	544,000	$235,525
China Huarong Asset Management Co. Ltd., Class H (a)	657,000	119,988
Chongqing Rural Commercial Bank Co. Ltd.	324,000	173,793
		1,621,863
Industrials (1.6%):
Jiangsu Expressway Co. Ltd.	132,000	184,092
Weichai Power Co. Ltd.	90,000	102,873
		286,965
Materials (0.7%):
Sinopec Shanghai Petrochemical Co. Ltd.	296,000	129,665
Real Estate (1.1%):
Cifi Holdings Group Co. Ltd.	184,000	97,757
Guangzhou R&f Properties Co. Ltd., Class H	61,600	93,148
		190,905
		2,758,001
Czech Republic (2.0%):
Financials (2.0%):
Komercni Banka AS	9,547	360,198
Egypt (1.4%):
Consumer Staples (0.7%):
Eastern Tobacco	141,510	128,833
Industrials (0.7%):
Elsewedy Electric Co.	120,450	121,192
		250,025
Hong Kong (2.7%):
Industrials (1.1%):
China Merchants Holdings International	112,000	201,686
Real Estate (0.4%):
Agile Group Holdings Ltd.	64,000	75,280
Utilities (1.2%):
China Resources Power Holdings Co. Ltd.	108,000	207,724
		484,690
India (1.1%):
Communication Services (1.1%):
Bharti Infratel Ltd.	53,865	199,850
Indonesia (3.0%):
Communication Services (0.9%):
PT Telekomunikasi Indonesia Persero TBK	609,300	158,948
Energy (1.5%):
PT Adaro Energy TBK	836,300	70,686
PT Indo Tambangraya Megah TBK	50,700	71,421
Tambang Batubara Bukit Asam TBK PT	425,100	127,160
		269,267

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
PT Indocement Tunggal Prakarsa TBK	82,800	$106,272
		534,487
Malaysia (7.7%):
Communication Services (1.9%):
Astro Malaysia Holdings BHD	216,400	68,116
DiGi.Com Berhad	165,500	180,327
Telekom Malaysia Berhad	146,100	94,098
		342,541
Consumer Staples (0.6%):
British American Tobacco Malaysia BHD	12,200	106,580
Financials (2.5%):
CIMB Group Holdings Berhad	132,500	183,190
Malayan Banking Berhad	114,000	262,228
		445,418
Industrials (2.1%):
MISC BHD	114,800	186,237
Sime Darby BHD	311,200	180,843
		367,080
Utilities (0.6%):
YTL Power International BHD	518,000	104,102
		1,365,721
Mexico (1.7%):
Consumer Staples (1.0%):
Kimberly-Clark de Mexico SAB de CV, Series A	113,382	179,873
Materials (0.7%):
Grupo Mexico SAB de CV, Series B	55,086	113,381
		293,254
Philippines (0.7%):
Communication Services (0.7%):
Globe Telecom, Inc.	3,475	125,571
Poland (1.0%):
Financials (1.0%):
Bank Pekao SA	6,273	182,828
Russian Federation (9.3%):
Communication Services (2.7%):
Mobile TeleSystems PJSC	61,800	211,689
Rostelecom PJSC	260,420	273,871
		485,560

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.4%):
Magnit PJSC, GDR	9,048	$115,181
X5 Retail Group NV, Registered Shares, GDR	5,487	135,968
		251,149
Energy (1.2%):
Tatneft PAO	20,540	218,137
Materials (2.9%):
ALROSA AO	119,300	169,332
MMC Norilsk Nickel PJSC	914	171,523
Severstal PJSC	12,110	164,340
		505,195
Utilities (1.1%):
Federal Grid Co. Unified Energy System PJSC	86,770,000	184,976
		1,645,017
South Africa (9.3%):
Communication Services (2.4%):
Telkom SA SOC Ltd.	56,067	247,262
Vodacom Group Ltd.	18,631	171,366
		418,628
Consumer Discretionary (1.7%):
The Foschini Group Ltd.	12,331	142,839
Truworths International Ltd.	25,522	156,677
		299,516
Financials (4.0%):
Absa Group Ltd.	15,467	174,403
Investec Ltd.	32,564	179,258
Nedbank Group Ltd.	9,830	188,174
Standard Bank Group Ltd.	13,364	166,511
		708,346
Materials (1.2%):
African Rainbow Minerals Ltd.	12,167	120,686
Assore Ltd.	4,959	100,209
		220,895
		1,647,385
Taiwan (18.5%):
Consumer Discretionary (2.2%):
Pou Chen Corp.	224,000	237,585
Ruentex Industries Ltd.	63,000	161,107
		398,692
Consumer Staples (2.0%):
President Chain Store Corp.	16,000	161,895
Uni-President Enterprises Corp.	84,300	191,441
		353,336

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (2.0%):
Mega Financial Holding Co. Ltd.	418,000	$352,912
Information Technology (9.7%):
Asustek Computer, Inc.	31,000	203,231
AU Optronics Corp.	434,000	173,679
Compal Electronics, Inc.	545,000	309,417
Inventec Corp.	340,000	243,916
Pegatron Corp.	109,000	182,281
Quanta Computer, Inc.	147,000	252,047
Winbond Electronics Corp.	243,000	107,127
WPG Holdings Ltd.	201,000	241,637
		1,713,335
Materials (2.6%):
Formosa Chemicals & Fibre	59,000	201,555
Nan Ya Plastics Corp.	105,000	257,922
		459,477
		3,277,752
Thailand (8.9%):
Communication Services (1.7%):
Intouch Holdings Public Co. Ltd.	206,300	302,567
Energy (2.0%):
Esso Thailand PCL	251,200	78,699
IRPC Public Co. Ltd.	890,900	157,342
Thai Oil PCL	58,400	118,836
		354,877
Materials (2.3%):
PTT Global Chemical Public Co. Ltd.	63,700	139,404
The Siam Cement Public Co. Ltd.	20,200	270,512
		409,916
Utilities (2.9%):
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	327,600	510,656
		1,578,016
Turkey (3.3%):
Communication Services (1.1%):
Turkcell Iletisim Hizmetleri AS	83,226	191,739
Consumer Discretionary (0.8%):
Tofas Turk Otomobil Fabrikasi AS	43,420	138,911
Energy (0.9%):
Tupras Turkiye Petrol Rafinerileri AS	6,997	154,577

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	67,055	$91,649
		576,876
Total Common Stocks (Cost $19,631,059)		17,617,154
Total Investments (Cost $19,631,059) — 99.3%		17,617,154
Other assets in excess of liabilities — 0.7%		129,354
NET ASSETS — 100.00%		$17,746,508

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $119,989 and amounted to 0.7% of net assets.

GDR — Global Depository Receipt

PCL — Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	3/15/19	$97,838	$96,680	$(1,158)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,158)
	Total net unrealized appreciation(depreciation)				$(1,158)

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (4.3%):
General Dynamics Corp.	380	$59,740
Lockheed Martin Corp.	1,050	274,932
Northrop Grumman Corp.	322	78,858
		413,530
Air Freight & Logistics (1.4%):
Expeditors International of Washington, Inc.	1,936	131,822
Building Products (2.1%):
Lennox International, Inc.	928	203,102
Commercial Services & Supplies (3.7%):
Cintas Corp.	364	61,148
Rollins, Inc.	4,441	160,321
Waste Management, Inc.	1,552	138,112
		359,581
Consumer Discretionary (10.6%):
Leggett & Platt, Inc.	1,546	55,409
Lowe's Co., Inc.	1,177	108,708
McDonald's Corp.	953	169,224
Nike, Inc., Class B	2,097	155,472
Pool Corp.	1,049	155,934
Ross Stores, Inc.	666	55,411
The Home Depot, Inc.	1,047	179,895
The TJX Co., Inc.	1,524	68,184
VF Corp.	1,015	72,410
		1,020,647
Consumer Staples (21.9%):
Altria Group, Inc.	841	41,537
Brown-Forman Corp., Class B	2,052	97,634
Church & Dwight Co., Inc.	1,173	77,136
Colgate-Palmolive Co.	2,908	173,084
Costco Wholesale Corp.	804	163,783
Hormel Foods Corp.	2,005	85,573
Kimberly-Clark Corp.	1,357	154,617
McCormick & Co., Inc.	1,058	147,316
PepsiCo, Inc.	2,664	294,319
Sysco Corp.	2,385	149,444
The Clorox Co.	852	131,327
The Procter & Gamble Co.	3,457	317,767
Walgreens Boots Alliance, Inc.	1,218	83,226
Wal-Mart Stores, Inc.	2,341	218,064
		2,134,827
Electrical Equipment (1.5%):
Emerson Electric Co.	2,513	150,152
Energy (0.6%):
Exxon Mobil Corp.	879	59,939

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (14.9%):
Aflac, Inc.	1,738	$79,183
American Financial Group, Inc.	2,036	184,319
Brown & Brown, Inc.	3,111	85,739
Cincinnati Financial Corp.	924	71,536
Commerce Bank, Inc. (a)	2,765	155,863
FactSet Research Systems, Inc.	788	157,702
Marsh & McLennan Co., Inc.	1,797	143,311
Old Republic International Corp.	748	15,386
S&P Global, Inc.	238	40,446
SEI Investments Co.	1,631	75,352
T. Rowe Price Group, Inc.	769	70,994
Torchmark Corp.	2,122	158,153
W.R. Berkley Corp.	2,714	200,591
		1,438,575
Health Care (4.1%):
Johnson & Johnson	637	82,205
UnitedHealth Group, Inc.	964	240,152
West Pharmaceutical Services, Inc.	789	77,346
		399,703
Industrial Conglomerates (3.5%):
3M Co.	1,029	196,066
Carlisle Cos., Inc.	785	78,908
Roper Technologies, Inc.	224	59,700
		334,674
Information Technology (13.1%):
Automatic Data Processing, Inc.	2,539	332,914
Broadridge Financial Solutions, Inc.	1,371	131,959
Intuit, Inc.	1,287	253,346
Jack Henry & Associates, Inc.	873	110,452
Mastercard, Inc., Class A	726	136,960
Texas Instruments, Inc.	1,969	186,071
Visa, Inc., Class A	893	117,822
		1,269,524
Machinery (8.6%):
Donaldson Co., Inc.	2,344	101,706
Dover Corp.	1,638	116,216
Graco, Inc.	2,356	98,599
IDEX Corp.	1,332	168,177
Illinois Tool Works, Inc.	1,007	127,577
Nordson Corp.	302	36,044
Stanley Black & Decker, Inc.	359	42,987
Toro Co.	2,562	143,165
		834,471
Materials (5.5%):
Air Products & Chemicals, Inc.	1,167	186,779
AptarGroup, Inc.	1,703	160,201

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	404	$59,529
PPG Industries, Inc.	719	73,503
The Sherwin-Williams Co.	126	49,576
		529,588
Trading Companies & Distributors (1.1%):
W.W. Grainger, Inc.	369	104,191
Utilities (2.9%):
Atmos Energy Corp.	1,070	99,210
Consolidated Edison, Inc.	2,406	183,964
		283,174
Total Common Stocks (Cost $9,906,078)		9,667,500
Collateral for Securities Loaned^ (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (b)	28,136	28,136
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (b)	40,656	40,656
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (b)	1,255	1,255
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (b)	15,631	15,631
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (b)	25,009	25,009
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (b)	37,516	37,516
Total Collateral for Securities Loaned (Cost $148,203)		148,203
Total Investments (Cost $10,054,281) — 101.3%		9,815,703
Liabilities in excess of other assets — (1.3)%		(128,183)
NET ASSETS — 100.00%		$9,687,520

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2018.

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (2.2%):
Omnicom Group, Inc.	4,940	$361,806
The Walt Disney Co.	1,935	212,173
		573,979
Consumer Discretionary (7.2%):
Best Buy Co., Inc.	1,961	103,855
Carnival Corp., Class A	1,291	63,646
Cracker Barrel Old Country Store, Inc.	922	147,390
Darden Restaurants, Inc.	1,424	142,201
Dollar General Corp.	1,684	182,007
H&R Block, Inc.	8,955	227,188
Kohl's Corp.	4,091	271,397
Las Vegas Sands Corp.	1,146	59,649
Six Flags Entertainment Corp.	2,212	123,054
Target Corp.	5,412	357,679
The Gap, Inc.	5,982	154,096
The Home Depot, Inc.	387	66,494
Williams-Sonoma, Inc.	1,002	50,551
		1,949,207
Consumer Staples (20.2%):
Flowers Foods, Inc.	1,875	34,631
General Mills, Inc.	6,066	236,210
Ingredion, Inc.	4,735	432,779
Keurig Dr Pepper, Inc.	21,609	554,055
Kimberly-Clark Corp.	6,411	730,469
PepsiCo, Inc.	7,829	864,948
Sysco Corp.	2,479	155,334
The Hershey Co.	1,000	107,180
The Kroger Co.	19,497	536,168
The Procter & Gamble Co.	9,249	850,168
Wal-Mart Stores, Inc.	9,844	916,968
		5,418,910
Energy (1.5%):
Valero Energy Corp.	5,316	398,541
Financials (18.6%):
Aflac, Inc.	11,633	529,999
Agnc Investment Corp.	36,181	634,615
Brown & Brown, Inc.	27,969	770,825
Everest Re Group Ltd.	3,155	687,033
First American Financial Corp.	3,486	155,615
FNF Group	16,770	527,249
Hanover Insurance Group, Inc.	1,811	211,470
Marsh & McLennan Co., Inc.	870	69,383
New Residential Investment Corp.	27,237	387,038
Old Republic International Corp.	6,841	140,719
The Allstate Corp.	1,083	89,488

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
The Progressive Corp.	3,742	$225,755
The Travelers Co., Inc.	4,548	544,623
		4,973,812
Health Care (19.5%):
AmerisourceBergen Corp.	2,161	160,778
CVS Health Corp.	4,798	314,365
Encompass Health Corp.	1,142	70,461
HCA Holdings, Inc.	4,419	549,945
Humana, Inc.	1,869	535,431
Johnson & Johnson	8,811	1,137,060
Pfizer, Inc.	20,503	894,956
UnitedHealth Group, Inc.	2,964	738,392
Universal Health Services, Inc., Class B	1,194	139,173
WellCare Health Plans, Inc. (a)	2,848	672,384
		5,212,945
Industrials (10.1%):
3M Co.	844	160,816
Expeditors International of Washington, Inc.	1,544	105,131
Lockheed Martin Corp.	2,744	718,489
Raytheon Co.	4,088	626,895
Republic Services, Inc., Class A	781	56,302
Spirit Aerosystems Holdings, Inc., Class A	1,577	113,686
Waste Management, Inc.	10,162	904,317
		2,685,636
Information Technology (17.2%):
Apple, Inc.	8,414	1,327,224
Cisco Systems, Inc.	9,101	394,347
F5 Networks, Inc. (a)	674	109,208
Intel Corp.	10,536	494,454
International Business Machines Corp.	5,283	600,519
MAXIMUS, Inc.	1,291	84,031
Microsoft Corp.	15,541	1,578,499
		4,588,282
Real Estate (0.2%):
Medical Properties Trust, Inc.	2,826	45,442
Utilities (2.6%):
IDACORP, Inc.	7,561	703,627
Total Common Stocks (Cost $28,048,882)		26,550,381
Total Investments (Cost $28,048,882) — 99.3%		26,550,381
Other assets in excess of liabilities — 0.7%		180,999
NET ASSETS — 100.00%		$26,731,380

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	1	3/15/19	$123,829	$125,260	$1,431
	Total unrealized appreciation				$1,431
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$1,431

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Communication Services (3.1%):
AT&T, Inc.	73,435	$2,095,835
Cable One, Inc.	2,679	2,197,048
Cargurus, Inc. (a)	20,514	691,937
CBS Corp., Class B	34,247	1,497,279
CenturyLink, Inc.	70,933	1,074,635
Charter Communications, Inc., Class A (a)	4,896	1,395,213
Comcast Corp., Class A	51,854	1,765,629
DISH Network Corp. (a)	34,771	868,232
Facebook, Inc., Class A (a)	7,242	949,354
InterActive Corp. (a)	6,414	1,174,019
Netflix, Inc. (a)	3,503	937,613
Omnicom Group, Inc.	34,432	2,521,799
The Walt Disney Co.	27,142	2,976,120
T-Mobile US, Inc. (a)	31,172	1,982,851
Verizon Communications, Inc.	49,661	2,791,942
Viacom, Inc., Class B	63,661	1,636,088
World Wrestling Entertainment, Inc.	15,194	1,135,296
Zayo Group Holdings, Inc. (a)	66,079	1,509,244
		29,200,134
Consumer Discretionary (12.8%):
Advance Auto Parts, Inc.	10,995	1,731,273
Amazon.com, Inc. (a)	996	1,495,962
American Eagle Outfitters, Inc.	51,769	1,000,695
Aramark	54,549	1,580,285
AutoZone, Inc. (a)	2,763	2,316,333
Best Buy Co., Inc.	21,701	1,149,285
Bright Horizons Family Solutions, Inc. (a)	23,501	2,619,186
Burlington Stores, Inc. (a)	11,752	1,911,698
CarMax, Inc. (a)	22,582	1,416,569
Carter's, Inc.	19,979	1,630,686
Chipotle Mexican Grill, Inc. (a)	2,311	997,867
D.R. Horton, Inc.	36,493	1,264,847
Darden Restaurants, Inc.	14,924	1,490,311
Dollar General Corp.	19,473	2,104,643
Dollar Tree, Inc. (a)	15,422	1,392,915
Domino's Pizza, Inc.	7,114	1,764,201
Dunkin' Brands Group, Inc.	43,185	2,769,021
Etsy, Inc. (a)	20,533	976,755
Five Below, Inc. (a)	10,360	1,060,035
Ford Motor Co.	242,805	1,857,458
Garmin Ltd.	42,687	2,702,941
Gentex Corp.	88,811	1,794,871
Genuine Parts Co.	29,229	2,806,568
Grand Canyon Education, Inc. (a)	21,002	2,019,132
GrubHub, Inc. (a)	7,291	560,022
Harley-Davidson, Inc.	45,951	1,567,848
Hilton Worldwide Holdings, Inc.	33,976	2,439,477

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Hyatt Hotels Corp., Class A	34,283	$2,317,531
Kohl's Corp.	18,036	1,196,508
L Brands, Inc.	44,183	1,134,178
Las Vegas Sands Corp.	30,815	1,603,921
Lear Corp.	13,090	1,608,237
Leggett & Platt, Inc.	52,503	1,881,707
Lennar Corp., Class A	31,780	1,244,187
LKQ Corp. (a)	43,185	1,024,780
Lowe's Co., Inc.	16,710	1,543,336
Macy's, Inc.	31,745	945,366
Marriott International, Inc., Class A	18,514	2,009,880
McDonald's Corp.	15,296	2,716,110
MGM Resorts International	50,856	1,233,767
Mohawk Industries, Inc. (a)	7,912	925,388
Newell Brands, Inc.	62,238	1,157,004
Nordstrom, Inc.	21,276	991,674
Norwegian Cruise Line Holdings Ltd. (a)	37,677	1,597,128
NVR, Inc. (a)	626	1,525,556
Ollie's Bargain Outlet Holdings, Inc. (a)	20,704	1,377,023
O'Reilly Automotive, Inc. (a)	5,243	1,805,322
Penske Automotive Group, Inc.	38,634	1,557,723
Polaris Industries, Inc.	14,986	1,149,126
Pool Corp.	17,050	2,534,483
PulteGroup, Inc.	63,597	1,652,886
PVH Corp.	13,723	1,275,553
Qurate Retail, Inc. (a)	80,780	1,576,825
Ross Stores, Inc.	21,868	1,819,418
Royal Caribbean Cruises Ltd.	15,772	1,542,344
Service Corp. International	65,427	2,634,092
Servicemaster Global Holdings, Inc. (a)	60,792	2,233,498
Stamps.com, Inc. (a)	5,423	844,036
Starbucks Corp.	42,062	2,708,793
Target Corp.	24,582	1,624,624
Texas Roadhouse, Inc.	33,247	1,984,846
The Gap, Inc.	41,301	1,063,914
The Home Depot, Inc.	14,759	2,535,891
The TJX Co., Inc.	53,339	2,386,387
Thor Industries, Inc.	13,653	709,956
Tiffany & Co.	10,660	858,237
Toll Brothers, Inc.	39,932	1,314,961
Tractor Supply Co.	20,750	1,731,380
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,622	1,621,330
Urban Outfitters, Inc. (a)	33,492	1,111,934
Weight Watchers International, Inc. (a)	15,271	588,697
Williams-Sonoma, Inc.	19,161	966,672
Yum! Brands, Inc.	32,264	2,965,706
		119,252,799
Consumer Staples (7.5%):
Altria Group, Inc.	37,806	1,867,238
Archer-Daniels-Midland Co.	65,839	2,697,424

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp., Class B	40,065	$1,906,293
Church & Dwight Co., Inc.	42,665	2,805,650
Colgate-Palmolive Co.	46,584	2,772,680
Conagra Brands, Inc.	65,574	1,400,661
Constellation Brands, Inc., Class A	11,617	1,868,246
Costco Wholesale Corp.	13,507	2,751,510
General Mills, Inc.	44,786	1,743,967
Hormel Foods Corp.	67,079	2,862,931
Ingredion, Inc.	20,193	1,845,640
Kellogg Co.	32,685	1,863,372
Kimberly-Clark Corp.	19,950	2,273,103
Lamb Weston Holdings, Inc.	38,213	2,810,947
McCormick & Co., Inc.	19,998	2,784,522
Molson Coors Brewing Co., Class B	24,422	1,371,540
Mondelez International, Inc., Class A	62,487	2,501,355
Monster Beverage Corp. (a)	25,900	1,274,798
National Beverage Corp. (b)	13,137	942,842
Nu Skin Enterprises, Inc., Class A	22,845	1,401,084
Philip Morris International, Inc.	21,805	1,455,702
Pilgrim's Pride Corp. (a)	87,249	1,353,232
Post Holdings, Inc. (a)	21,259	1,894,815
Sysco Corp.	34,474	2,160,141
The Clorox Co.	14,677	2,262,313
The Estee Lauder Cos., Inc., Class A	15,342	1,995,994
The Hershey Co.	24,522	2,628,268
The J.M. Smucker Co.	19,244	1,799,122
The Kraft Heinz Co.	35,326	1,520,431
The Kroger Co.	48,413	1,331,358
The Procter & Gamble Co.	40,069	3,683,142
Tyson Foods, Inc., Class A	34,163	1,824,304
US Foods Holding Corp. (a)	50,520	1,598,453
Walgreens Boots Alliance, Inc.	27,218	1,859,806
		69,112,884
Energy (3.0%):
Apache Corp.	33,138	869,873
Centennial Resource Development, Inc. (a)	63,701	701,985
Chevron Corp.	20,739	2,256,195
Cimarex Energy Co.	17,850	1,100,453
ConocoPhillips	26,183	1,632,510
Continental Resources, Inc. (a)	23,490	944,063
Core Laboratories N.V.	14,482	863,996
Diamondback Energy, Inc.	10,718	993,559
EOG Resources, Inc.	17,204	1,500,361
Exxon Mobil Corp.	32,779	2,235,200
HollyFrontier Corp.	20,567	1,051,385
Marathon Petroleum Corp.	20,711	1,222,156
Newfield Exploration Co. (a)	48,570	712,036
Occidental Petroleum Corp.	28,513	1,750,128
ONEOK, Inc.	42,698	2,303,556
PBF Energy, Inc.	30,859	1,008,164

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Peabody Energy Corp.	44,398	$1,353,251
Phillips 66	21,153	1,822,331
The Williams Cos., Inc.	77,787	1,715,203
Valero Energy Corp.	17,743	1,330,193
		27,366,598
Financials (21.0%):
Affiliated Managers Group, Inc.	14,512	1,414,049
Aflac, Inc.	76,320	3,477,138
Ally Financial, Inc.	89,276	2,022,993
American Financial Group, Inc.	29,251	2,648,093
Ameriprise Financial, Inc.	14,627	1,526,620
Arthur J. Gallagher & Co.	45,854	3,379,440
Associated Banc-Corp.	81,437	1,611,638
Athene Holding Ltd., Class A (a)	44,365	1,767,058
Bank of America Corp.	71,064	1,751,017
Bank Ozk	49,039	1,119,560
BB&T Corp.	46,226	2,002,510
BlackRock, Inc., Class A	4,601	1,807,365
BOK Financial Corp.	24,982	1,831,930
Brown & Brown, Inc.	112,898	3,111,469
CBOE Holdings, Inc.	22,026	2,154,804
Citizens Financial Group, Inc.	52,550	1,562,312
CME Group, Inc.	15,085	2,837,789
CNA Financial Corp.	59,649	2,633,503
Comerica, Inc.	23,742	1,630,838
Commerce Bank, Inc.	40,651	2,291,497
Credit Acceptance Corp. (a)	4,015	1,532,766
Cullen/Frost Bankers, Inc.	21,650	1,903,901
Discover Financial Services	30,419	1,794,113
E*TRADE Financial Corp.	34,122	1,497,273
East West Bancorp, Inc.	35,290	1,536,174
Eaton Vance Corp.	51,461	1,810,398
Erie Indemnity Co., Class A	23,924	3,189,308
FactSet Research Systems, Inc.	11,393	2,280,081
Fifth Third BanCorp	64,432	1,516,085
First American Financial Corp.	48,087	2,146,604
First Citizens BancShares, Inc., Class A	4,728	1,782,692
First Republic Bank	27,486	2,388,533
FNF Group	65,052	2,045,235
Green Dot Corp. (a)	17,905	1,423,806
Hanover Insurance Group, Inc.	22,494	2,626,624
Huntington Bancshares, Inc.	150,908	1,798,823
IBERIABANK Corp.	28,322	1,820,538
Intercontinental Exchange, Inc.	36,944	2,782,992
Invesco Ltd.	80,011	1,339,384
JPMorgan Chase & Co.	21,129	2,062,613
Kemper Corp.	21,084	1,399,556
KeyCorp	99,196	1,466,117
Lincoln National Corp.	31,838	1,633,608
Loews Corp.	63,260	2,879,595
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
LPL Financial Holdings, Inc.	28,569	$1,744,995
M&T Bank Corp.	14,932	2,137,217
MarketAxess Holdings, Inc.	13,843	2,925,163
Marsh & McLennan Co., Inc.	40,925	3,263,769
MGIC Investment Corp. (a)	100,596	1,052,234
Moody's Corp.	15,461	2,165,158
Morgan Stanley	41,367	1,640,202
Morningstar, Inc.	20,309	2,230,741
MSCI, Inc.	15,124	2,229,731
Nasdaq, Inc.	31,154	2,541,232
New York Community Bancorp, Inc.	196,354	1,847,691
Northern Trust Corp.	21,667	1,811,145
Old Republic International Corp.	141,674	2,914,234
Onemain Holdings, Inc. (a)	53,795	1,306,681
PacWest Bancorp	50,933	1,695,050
People's United Financial, Inc.	166,645	2,404,687
Pinnacle Financial Partners, Inc.	34,668	1,598,195
Primerica, Inc.	19,189	1,874,957
Principal Financial Group, Inc.	39,967	1,765,342
Prosperity Bancshares, Inc.	32,371	2,016,713
Prudential Financial, Inc.	22,284	1,817,260
Raymond James Financial, Inc.	22,043	1,640,220
Regions Financial Corp.	109,364	1,463,290
Reinsurance Group of America, Inc.	18,055	2,531,853
S&P Global, Inc.	15,000	2,549,100
Santander Consumer USA Holdings, Inc.	70,937	1,247,782
SEI Investments Co.	35,617	1,645,505
Signature Bank	17,526	1,801,848
SLM Corp. (a)	199,584	1,658,543
State Street Corp.	22,567	1,423,301
SunTrust Banks, Inc.	32,470	1,637,787
SVB Financial Group (a)	4,216	800,703
Synchrony Financial	57,325	1,344,845
Synovus Financial Corp.	44,633	1,427,810
T. Rowe Price Group, Inc.	19,554	1,805,225
TD Ameritrade Holding Corp.	32,334	1,583,073
Texas Capital Bancshares, Inc. (a)	23,116	1,180,996
The Allstate Corp.	32,593	2,693,160
The Bank of New York Mellon Corp.	42,582	2,004,335
The Charles Schwab Corp.	38,115	1,582,916
The PNC Financial Services Group, Inc.	16,821	1,966,543
The Progressive Corp.	44,899	2,708,757
The Travelers Co., Inc.	22,400	2,682,400
Torchmark Corp.	32,649	2,433,330
U.S. Bancorp	53,398	2,440,290
Umpqua Holdings Corp.	103,026	1,638,113
Unum Group	39,489	1,160,187
W.R. Berkley Corp.	44,686	3,302,742
Webster Financial Corp.	32,595	1,606,608
Wells Fargo & Co.	41,564	1,915,269

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Western Alliance BanCorp (a)	41,045	$1,620,867
Wintrust Financial Corp.	25,640	1,704,804
Zions BanCorp	42,392	1,727,050
		191,150,091
Health Care (9.0%):
AbbVie, Inc.	16,147	1,488,592
ABIOMED, Inc. (a)	3,369	1,095,060
Align Technology, Inc. (a)	3,620	758,137
Anthem, Inc.	9,326	2,449,287
athenahealth, Inc. (a)	9,131	1,204,653
BIO-RAD Laboratories, Inc., Class A (a)	6,514	1,512,681
Bio-Techne Corp.	11,379	1,646,769
Centene Corp. (a)	15,899	1,833,155
Cerner Corp. (a)	31,913	1,673,518
Chemed Corp.	8,714	2,468,502
Cigna Corp.	10,901	2,070,318
Danaher Corp.	27,357	2,821,053
Encompass Health Corp.	28,240	1,742,408
Exelixis, Inc. (a)	53,396	1,050,299
Globus Medical, Inc., Class A (a)	38,200	1,653,296
HCA Holdings, Inc.	17,259	2,147,883
HealthEquity, Inc. (a)	15,530	926,365
Henry Schein, Inc. (a)	25,406	1,994,879
Hill-Rom Holdings, Inc.	26,620	2,357,201
Humana, Inc.	9,056	2,594,363
ICU Medical, Inc. (a)	6,057	1,390,869
IDEXX Laboratories, Inc. (a)	7,353	1,367,805
Illumina, Inc. (a)	4,565	1,369,180
Integra LifeSciences Holdings Corp. (a)	35,990	1,623,149
IQVIA Holdings, Inc. (a)	17,887	2,077,933
Jazz Pharmaceuticals PLC (a)	12,928	1,602,555
Laboratory Corp. of America Holdings (a)	16,393	2,071,419
Masimo Corp. (a)	16,588	1,781,054
Medidata Solutions, Inc. (a)	17,555	1,183,558
Mednax, Inc. (a)	39,631	1,307,823
Mettler-Toledo International, Inc. (a)	3,827	2,164,475
Mylan NV (a)	43,401	1,189,187
Neogen Corp. (a)	24,516	1,397,412
Penumbra, Inc. (a)	8,801	1,075,482
Perrigo Co. PLC	23,610	914,888
Pfizer, Inc.	81,338	3,550,404
Quest Diagnostics, Inc.	22,229	1,851,009
Regeneron Pharmaceuticals, Inc. (a)	4,368	1,631,448
ResMed, Inc.	25,011	2,848,002
Thermo Fisher Scientific, Inc.	10,976	2,456,319
United Therapeutics Corp. (a)	12,564	1,368,220
UnitedHealth Group, Inc.	10,095	2,514,866
Universal Health Services, Inc., Class B	17,948	2,092,019
Veeva Systems, Inc. (a)	14,592	1,303,357
WellCare Health Plans, Inc. (a)	7,005	1,653,810

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	18,561	$1,925,147
Zoetis, Inc.	25,971	2,221,559
		83,421,368
Industrials (19.0%):
3M Co.	11,083	2,111,755
A.O. Smith Corp.	39,483	1,685,924
Acuity Brands, Inc.	9,577	1,100,876
AGCO Corp.	31,308	1,742,916
Air Lease Corp.	55,113	1,664,964
Alaska Air Group, Inc.	22,440	1,365,474
Allegion PLC	29,038	2,314,619
Allison Transmission Holdings, Inc.	35,941	1,578,169
AMERCO, Inc.	5,410	1,775,075
American Airlines Group, Inc.	37,421	1,201,588
AMETEK, Inc.	34,299	2,322,042
ASGN, Inc. (a)	20,669	1,126,461
C.H. Robinson Worldwide, Inc.	22,302	1,875,375
Carlisle Cos., Inc.	17,016	1,710,448
Cintas Corp.	12,620	2,120,034
Copart, Inc. (a)	37,720	1,802,262
Costar Group, Inc. (a)	5,368	1,810,841
CSX Corp.	29,189	1,813,513
Curtiss-Wright Corp.	15,518	1,584,698
Delta Air Lines, Inc.	36,835	1,838,068
Dover Corp.	25,499	1,809,154
Eaton Corp. PLC, ADR	29,658	2,036,318
EMCOR Group, Inc.	27,953	1,668,515
Emerson Electric Co.	29,501	1,762,685
Equifax, Inc.	17,062	1,588,984
Expeditors International of Washington, Inc.	29,095	1,981,079
Fastenal Co.	31,709	1,658,064
FedEx Corp.	9,106	1,469,071
Fortive Corp.	27,548	1,863,898
Fortune Brands Home & Security, Inc.	40,699	1,546,155
Gardner Denver Holdings, Inc. (a)	55,969	1,144,566
General Dynamics Corp.	13,633	2,143,244
Genesee & Wyoming, Inc., Class A (a)	27,300	2,020,746
Graco, Inc.	55,678	2,330,124
Harris Corp.	13,554	1,825,046
HEICO Corp.	21,794	1,688,599
Hexcel Corp.	40,883	2,344,231
Hubbell, Inc.	17,173	1,705,966
Huntington Ingalls Industries, Inc.	7,878	1,499,262
IDEX Corp.	16,082	2,030,513
Ingersoll-Rand PLC	21,751	1,984,344
Insperity, Inc.	12,718	1,187,352
J.B. Hunt Transport Services, Inc.	19,204	1,786,740
Jacobs Engineering Group, Inc.	25,961	1,517,680
Johnson Controls International PLC	54,326	1,610,766
Kansas City Southern	19,635	1,874,161

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
KAR Auction Services, Inc.	48,341	$2,306,833
Kirby Corp. (a)	22,648	1,525,569
Knight-Swift Transportation Holdings, Inc.	45,038	1,129,103
L3 Technologies, Inc.	12,042	2,091,214
Landstar System, Inc.	18,871	1,805,389
Lennox International, Inc.	9,972	2,182,471
Lincoln Electric Holdings, Inc.	24,675	1,945,624
ManpowerGroup, Inc.	17,397	1,127,326
Masco Corp.	57,057	1,668,347
MSC Industrial Direct Co., Inc., Class A	28,137	2,164,297
Nordson Corp.	16,121	1,924,041
Norfolk Southern Corp.	11,758	1,758,291
Northrop Grumman Corp.	7,164	1,754,464
Old Dominion Freight Line, Inc.	11,704	1,445,327
Oshkosh Corp.	25,405	1,557,581
PACCAR, Inc.	29,273	1,672,659
Parker-Hannifin Corp.	11,509	1,716,452
Quanta Services, Inc.	70,244	2,114,344
Raytheon Co.	12,563	1,926,536
Republic Services, Inc., Class A	45,548	3,283,554
Robert Half International, Inc.	27,776	1,588,787
Rollins, Inc.	70,593	2,548,407
Roper Technologies, Inc.	8,346	2,224,376
Schneider National, Inc.	65,444	1,221,839
Sensata Technologies Holding PLC, ADR (a)	41,639	1,867,093
Snap-on, Inc.	11,501	1,670,980
Southwest Airlines Co.	32,251	1,499,026
Spirit Aerosystems Holdings, Inc., Class A	24,460	1,763,321
Stanley Black & Decker, Inc.	14,236	1,704,619
Stericycle, Inc. (a)	30,220	1,108,772
Teledyne Technologies, Inc. (a)	9,793	2,027,837
The Boeing Co.	5,506	1,775,685
The Middleby Corp. (a)	11,309	1,161,774
Toro Co.	38,943	2,176,135
TransDigm Group, Inc. (a)	7,832	2,663,350
TransUnion	31,154	1,769,547
Trex Co., Inc. (a)	13,860	822,730
Trinity Industries, Inc.	92,529	1,905,172
Union Pacific Corp.	16,487	2,278,998
United Continental Holdings, Inc. (a)	21,039	1,761,595
United Parcel Service, Inc., Class B	19,623	1,913,831
United Rentals, Inc. (a)	9,771	1,001,821
United Technologies Corp.	22,396	2,384,726
Verisk Analytics, Inc., Class A (a)	24,912	2,716,405
W.W. Grainger, Inc.	4,899	1,383,282
WABCO Holdings, Inc. (a)	18,568	1,993,089
Wabtec Corp. (b)	23,521	1,652,350
Waste Management, Inc.	32,929	2,930,352
Watsco, Inc.	11,687	1,626,129
Woodward, Inc.	31,763	2,359,674

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
XPO Logistics, Inc. (a)	15,024	$856,969
Xylem, Inc.	26,157	1,745,195
		175,825,653
Information Technology (11.0%):
Accenture PLC, Class A	13,206	1,862,178
Adobe Systems, Inc. (a)	7,155	1,618,747
Advanced Micro Devices, Inc. (a)	40,826	753,648
Akamai Technologies, Inc. (a)	24,482	1,495,361
Alliance Data Systems Corp.	8,439	1,266,525
Analog Devices, Inc.	22,494	1,930,661
ANSYS, Inc. (a)	13,555	1,937,552
Apple, Inc.	10,040	1,583,710
Applied Materials, Inc.	31,854	1,042,900
Arrow Electronics, Inc. (a)	29,474	2,032,232
Aspen Technology, Inc. (a)	19,414	1,595,443
Automatic Data Processing, Inc.	18,647	2,444,995
Black Knight, Inc. (a)	62,514	2,816,881
Blackbaud, Inc.	16,561	1,041,687
Booz Allen Hamilton Holdings Corp.	55,084	2,482,636
Broadcom, Inc.	6,905	1,755,803
Broadridge Financial Solutions, Inc.	15,584	1,499,960
CACI International, Inc., Class A (a)	11,106	1,599,597
CDK Global, Inc.	50,732	2,429,047
CDW Corp. of Delaware	27,547	2,232,685
Coherent, Inc. (a)	6,137	648,742
CommScope Holding Co., Inc. (a)	36,158	592,630
DXC Technology Co.	25,431	1,352,166
F5 Networks, Inc. (a)	12,996	2,105,742
Fair Isaac Corp. (a)	10,376	1,940,312
Fidelity National Information Services, Inc.	29,091	2,983,282
First Data Corp., Class A (a)	57,967	980,222
Fiserv, Inc. (a)	42,276	3,106,862
FleetCor Technologies, Inc. (a)	10,988	2,040,691
Genpact Ltd.	87,684	2,366,591
Global Payments, Inc.	19,126	1,972,464
Hewlett Packard Enterprises Co.	112,664	1,488,291
HP, Inc.	91,008	1,862,024
IPG Photonics Corp. (a)	5,589	633,178
Jabil Circuit, Inc.	65,471	1,623,026
Jack Henry & Associates, Inc.	17,435	2,205,876
Leidos Holdings, Inc.	35,138	1,852,475
LogMeIn, Inc.	13,187	1,075,664
Marvell Technology Group Ltd., ADR	72,700	1,177,013
Mastercard, Inc., Class A	11,098	2,093,638
Micron Technology, Inc. (a)	20,634	654,717
MKS Instruments, Inc.	13,756	888,775
Monolithic Power Systems, Inc.	12,613	1,466,261
Nvidia Corp.	5,278	704,613
ON Semiconductor Corp. (a)	72,267	1,193,128
Paychex, Inc.	41,570	2,708,286

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a)	7,378	$903,436
PayPal Holdings, Inc. (a)	21,063	1,771,188
PTC, Inc. (a)	21,233	1,760,216
Sabre Corp.	70,045	1,515,774
Salesforce.com, Inc. (a)	13,745	1,882,653
Seagate Technology PLC	28,273	1,091,055
Skyworks Solutions, Inc.	20,572	1,378,735
Texas Instruments, Inc.	18,045	1,705,253
The Trade Desk, Inc., Class A (a)	4,027	467,374
Total System Services, Inc.	27,106	2,203,447
Tyler Technologies, Inc. (a)	11,255	2,091,403
Universal Display Corp.	8,083	756,326
VeriSign, Inc. (a)	16,730	2,480,892
Visa, Inc., Class A	18,521	2,443,661
WEX, Inc. (a)	12,189	1,707,191
Xilinx, Inc.	22,549	1,920,498
		103,218,019
Materials (5.6%):
Air Products & Chemicals, Inc.	17,825	2,852,891
AptarGroup, Inc.	27,771	2,612,418
Ball Corp.	69,264	3,184,758
Berry Global Group, Inc. (a)	51,866	2,465,191
Celanese Corp., Series A	19,045	1,713,479
Eastman Chemical Co.	25,146	1,838,424
Ecolab, Inc.	21,344	3,145,037
FMC Corp.	24,209	1,790,498
Freeport-McMoRan, Inc.	83,941	865,432
Huntsman Corp.	56,850	1,096,637
International Paper Co.	41,577	1,678,048
Lyondellbasell Industries NV, Class A	18,469	1,535,882
Martin Marietta Materials, Inc.	11,147	1,915,835
NewMarket Corp.	5,941	2,448,227
Nucor Corp.	30,462	1,578,237
Olin Corp.	60,749	1,221,662
Packaging Corp. of America	20,163	1,682,804
PPG Industries, Inc.	22,305	2,280,240
Reliance Steel & Aluminum Co.	21,995	1,565,384
RPM International, Inc.	32,513	1,911,114
Sonoco Products Co.	54,449	2,892,875
Steel Dynamics, Inc.	36,461	1,095,288
The Chemours Co.	37,455	1,056,980
The Sherwin-Williams Co.	5,312	2,090,060
U.S. Steel Corp.	35,313	644,109
Vulcan Materials Co.	19,095	1,886,586
Westlake Chemical Corp.	18,235	1,206,610
WestRock Co.	43,102	1,627,532
		51,882,238

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	56,150	$2,248,246
Jones Lang LaSalle, Inc.	14,021	1,775,059
		4,023,305
Utilities (7.5%):
Alliant Energy Corp.	76,718	3,241,336
American Electric Power Co., Inc.	45,242	3,381,387
Aqua America, Inc.	79,971	2,734,208
Atmos Energy Corp.	38,606	3,579,548
Consolidated Edison, Inc.	42,076	3,217,131
Dominion Resources, Inc.	42,356	3,026,760
DTE Energy Co.	31,365	3,459,560
Duke Energy Corp.	41,444	3,576,617
Eversource Energy	54,350	3,534,924
Exelon Corp.	82,341	3,713,579
IDACORP, Inc.	31,122	2,896,213
MDU Resources Group, Inc.	112,173	2,674,204
National Fuel Gas Co.	57,713	2,953,751
NextEra Energy, Inc.	21,552	3,746,168
OGE Energy Corp.	88,936	3,485,402
Pinnacle West Capital Corp.	41,969	3,575,759
PPL Corp.	88,124	2,496,553
Public Service Enterprise Group, Inc.	61,761	3,214,660
UGI Corp.	69,072	3,684,992
WEC Energy Group, Inc.	49,892	3,455,520
Xcel Energy, Inc.	65,973	3,250,491
		68,898,763
Total Common Stocks (Cost $1,023,077,638)		923,351,852
Investment Companies (0.0%) (c)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 2.27%	427,261	427,261
Total Investment Companies (Cost $427,261)		427,261
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (d)	300,577	300,577
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	434,318	434,318
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (d)	13,412	13,412
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (d)	166,989	166,989
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (d)	267,165	267,165
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (d)	400,773	400,773
Total Collateral for Securities Loaned (Cost $1,583,234)		1,583,234
Total Investments (Cost $1,025,088,133) — 100.1%		925,362,347
Liabilities in excess of other assets — (0.1)%		(735,703)
NET ASSETS — 100.00%		$924,626,644

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	3/15/19	$620,720	$626,300	$5,580
	Total unrealized appreciation				$5,580
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$5,580

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (4.6%):
AT&T, Inc.	270,874	$7,730,744
CenturyLink, Inc.	261,647	3,963,952
Omnicom Group, Inc.	127,006	9,301,919
Verizon Communications, Inc.	183,156	10,297,030
Viacom, Inc., Class B	234,766	6,033,486
		37,327,131
Consumer Discretionary (10.9%):
Ford Motor Co.	895,497	6,850,552
Garmin Ltd.	157,476	9,971,380
Genuine Parts Co.	107,835	10,354,317
Harley-Davidson, Inc.	169,460	5,781,975
Kohl's Corp.	66,520	4,412,937
L Brands, Inc.	162,960	4,183,183
Las Vegas Sands Corp.	113,641	5,915,014
Leggett & Platt, Inc.	193,665	6,940,954
Macy's, Inc.	117,055	3,485,898
McDonald's Corp.	56,393	10,013,705
Newell Brands, Inc.	229,543	4,267,204
Penske Automotive Group, Inc.	142,508	5,745,922
Target Corp.	90,628	5,989,604
The Gap, Inc.	152,322	3,923,815
		87,836,460
Consumer Staples (14.4%):
Altria Group, Inc.	139,454	6,887,633
Archer-Daniels-Midland Co.	242,863	9,950,096
Colgate-Palmolive Co.	171,829	10,227,262
General Mills, Inc.	165,141	6,430,591
Ingredion, Inc.	74,466	6,806,192
Kellogg Co.	120,573	6,873,867
Kimberly-Clark Corp.	73,545	8,379,717
Molson Coors Brewing Co., Class B	90,082	5,059,005
Philip Morris International, Inc.	80,432	5,369,640
The Clorox Co.	54,147	8,346,219
The Hershey Co.	90,411	9,690,251
The J.M. Smucker Co.	70,989	6,636,762
The Kraft Heinz Co.	130,303	5,608,241
The Procter & Gamble Co.	147,771	13,583,110
Walgreens Boots Alliance, Inc.	100,417	6,861,494
		116,710,080
Electric Utilities (17.0%):
Alliant Energy Corp.	282,924	11,953,539
American Electric Power Co., Inc.	166,896	12,473,807
Duke Energy Corp.	152,890	13,194,407
Eversource Energy	200,450	13,037,268
Exelon Corp.	303,716	13,697,592
IDACORP, Inc.	114,793	10,682,637

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	79,480	$13,815,214
OGE Energy Corp.	328,021	12,855,143
Pinnacle West Capital Corp.	154,804	13,189,301
PPL Corp.	325,056	9,208,836
Xcel Energy, Inc.	243,344	11,989,559
		136,097,303
Energy (6.1%):
Chevron Corp.	76,474	8,319,607
Exxon Mobil Corp.	120,906	8,244,580
Occidental Petroleum Corp.	105,172	6,455,457
ONEOK, Inc.	157,514	8,497,881
Phillips 66	78,003	6,719,958
The Williams Cos., Inc.	286,909	6,326,343
Valero Energy Corp.	65,438	4,905,887
		49,469,713
Financials (17.3%):
American Financial Group, Inc.	107,935	9,771,356
Ameriprise Financial, Inc.	53,957	5,631,492
BB&T Corp.	170,512	7,386,580
CNA Financial Corp.	220,009	9,713,397
Erie Indemnity Co., Class A	88,257	11,765,542
First American Financial Corp.	177,338	7,916,368
FNF Group	239,960	7,544,342
Huntington Bancshares, Inc.	556,609	6,634,779
Invesco Ltd.	295,075	4,939,556
KeyCorp	365,878	5,407,677
New York Community Bancorp, Inc.	724,219	6,814,901
Old Republic International Corp.	522,540	10,748,648
PacWest Bancorp	187,835	6,251,149
People's United Financial, Inc.	614,619	8,868,953
Principal Financial Group, Inc.	147,414	6,511,276
Prudential Financial, Inc.	82,197	6,703,165
Umpqua Holdings Corp.	379,988	6,041,809
Unum Group	145,649	4,279,168
Wells Fargo & Co.	153,306	7,064,340
		139,994,498
Gas Utilities (1.4%):
National Fuel Gas Co. (a)	212,834	10,892,844
Health Care (2.3%):
AbbVie, Inc.	59,522	5,487,333
Pfizer, Inc.	299,964	13,093,429
		18,580,762
Industrials (7.6%):
3M Co.	40,856	7,784,702
Eaton Corp. PLC, ADR	109,440	7,514,151
Emerson Electric Co.	108,798	6,500,681
Fastenal Co.	116,911	6,113,276
Hubbell, Inc.	63,351	6,293,288

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Johnson Controls International PLC	200,343	$5,940,170
MSC Industrial Direct Co., Inc., Class A	103,792	7,983,681
United Parcel Service, Inc., Class B	72,405	7,061,660
Watsco, Inc.	43,129	6,000,969
		61,192,578
Information Technology (2.5%):
Broadcom, Inc.	25,429	6,466,086
Paychex, Inc.	153,324	9,989,059
Seagate Technology PLC	104,260	4,023,393
		20,478,538
Materials (6.9%):
Air Products & Chemicals, Inc.	65,702	10,515,605
International Paper Co.	153,351	6,189,246
Lyondellbasell Industries NV, Class A	68,137	5,666,273
Nucor Corp.	112,311	5,818,833
Olin Corp.	224,029	4,505,223
Packaging Corp. of America	74,367	6,206,670
Sonoco Products Co.	200,781	10,667,495
WestRock Co.	158,929	6,001,159
		55,570,504
Multi-Utilities (8.7%):
Consolidated Edison, Inc.	155,179	11,864,986
Dominion Resources, Inc.	156,243	11,165,125
DTE Energy Co.	115,711	12,762,923
MDU Resources Group, Inc.	413,745	9,863,681
Public Service Enterprise Group, Inc.	227,811	11,857,563
WEC Energy Group, Inc.	184,036	12,746,332
		70,260,610
Total Common Stocks (Cost $882,361,159)		804,411,021
Investment Companies (0.1%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 2.27%	823,070	823,070
Total Investment Companies (Cost $823,070)		823,070
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (b)	246,721	246,721
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (b)	356,500	356,500
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (b)	11,009	11,009
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (b)	137,069	137,069
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (b)	219,296	219,296
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (b)	328,964	328,964
Total Collateral for Securities Loaned (Cost $1,299,559)		1,299,559
Total Investments (Cost $884,483,788) — 100.0%		806,533,650
Other assets in excess of liabilities — 0.0%		329,122
NET ASSETS — 100.00%		$806,862,772

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	11	3/15/19	$1,385,244	$1,377,860	$(7,384)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(7,384)
	Total net unrealized appreciation(depreciation)				$(7,384)

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (2.8%):
Cars.com, Inc. (a)	11,448	$246,132
Emerald Expositions Events, Inc.	21,494	265,236
Gray Television, Inc. (a)	13,556	199,815
Loral Space & Communications, Inc. (a)	11,859	441,747
Marcus Corp.	10,220	403,690
MSG Networks, Inc., Class A (a)	13,421	316,199
QuinStreet, Inc. (a)	11,993	194,646
Shenandoah Telecommunications Co.	8,651	382,807
Sinclair Broadcast Group, Inc., Class A	10,293	271,118
Techtarget, Inc. (a)	10,212	124,689
TEGNA, Inc.	27,632	300,360
		3,146,439
Consumer Discretionary (16.0%):
Acushnet Holdings Corp.	15,423	324,963
American Axle & Manufacturing Holdings, Inc. (a)	17,430	193,473
American Outdoor Brands Corp. (a)	11,273	144,971
American Public Education, Inc. (a)	5,186	147,594
America's Car-Mart, Inc./TX (a)	3,077	222,929
Asbury Automotive Group, Inc. (a)	5,544	369,562
Bed Bath & Beyond, Inc.	14,521	164,378
Big Lots, Inc.	7,507	217,102
BJ's Restaurants, Inc.	4,082	206,427
Bloomin' Brands, Inc.	21,415	383,114
Bluegreen Vacations Corp.	13,990	180,891
Bojangles', Inc. (a)	24,481	393,654
Boot Barn Holdings, Inc. (a)	7,965	135,644
Brinker International, Inc.	7,870	346,123
Caleres, Inc.	8,434	234,718
Carriage Services, Inc.	26,281	407,355
Cavco Industries, Inc. (a)	1,275	166,235
Century Communities, Inc. (a)	10,824	186,822
Chico's FAS, Inc.	25,080	140,950
Chuy's Holdings, Inc. (a)	10,638	188,718
Citi Trends, Inc.	8,648	176,333
Conn's, Inc. (a)	4,258	80,306
Cooper-Standard Holding (a)	3,173	197,107
Dave & Buster's Entertainment, Inc.	5,052	225,117
Denny's Corp. (a)	24,947	404,391
Dorman Products, Inc. (a)	5,748	517,435
Ethan Allen Interiors, Inc.	19,984	351,519
Express, Inc. (a)	20,762	106,094
Fox Factory Holding Corp. (a)	3,835	225,766
Funko, Inc. (a)	8,400	110,460
Group 1 Automotive, Inc.	3,703	195,222
Haverty Furniture Cos., Inc.	16,998	319,222
Hooker Furniture Corp.	6,815	179,507
Installed Building Products, Inc. (a)	5,607	188,900

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
International Speedway Corp., Class A	13,630	$597,812
J. Jill, Inc. (a)	22,650	120,725
Jack in the Box, Inc.	4,709	365,560
Johnson Outdoors, Inc., A	2,410	141,563
La-Z-Boy, Inc.	9,333	258,617
LCI Industries	2,980	199,064
LGI Homes, Inc. (a) (b)	4,311	194,943
Lithia Motors, Inc.	4,650	354,935
M/I Homes, Inc. (a)	14,465	304,054
MarineMax, Inc. (a)	8,708	159,443
Mastercraft Boat Holdings, Inc. (a)	12,304	230,085
MDC Holdings, Inc.	11,336	318,655
Meritage Homes Corp. (a)	7,811	286,820
Michaels Cos., Inc. (a)	15,113	204,630
Monarch Casino & Resort, Inc. (a)	10,687	407,602
Monro Muffler Brake, Inc.	4,259	292,806
Murphy USA, Inc. (a)	4,653	356,606
Nautilus, Inc. (a)	19,578	213,400
Nutrisystem, Inc.	6,407	281,139
Oxford Industries, Inc.	4,633	329,128
Papa John's International, Inc.	5,815	231,495
PetMed Express, Inc.	6,934	161,285
Ruth's Hospitality Group, Inc.	10,673	242,597
Sally Beauty Holdings, Inc. (a)	18,872	321,768
Sleep Number Corp. (a)	8,929	283,317
Stoneridge, Inc. (a)	8,263	203,683
Sturm Ruger & Co.	5,814	309,421
Taylor Morrison Home Corp., Class A (a)	18,102	287,822
Tenneco, Inc.	7,989	218,819
The Buckle, Inc. (b)	10,282	198,854
The Cheesecake Factory, Inc. (b)	6,836	297,434
Tilly's, Inc.	8,942	97,110
Topbuild Corp. (a)	4,890	220,050
TRI Pointe Group, Inc. (a)	22,111	241,673
Unifi, Inc. (a)	12,845	293,380
William Lyon Homes, Class A (a)	16,891	180,565
Wingstop, Inc.	4,191	269,020
Winnebago Industries, Inc.	6,053	146,543
Zagg, Inc. (a)	10,835	105,966
		17,961,391
Consumer Staples (6.2%):
B&G Foods, Inc. (b)	8,272	239,144
Calavo Growers, Inc.	3,672	267,909
Central Garden & Pet Co., Class A (a)	11,861	370,656
Chefs' Warehouse, Inc. (a)	10,470	334,831
Craft Brew Alliance, Inc. (a)	22,066	315,765
Elf Beauty, Inc. (a)	12,705	110,025
Hostess Brands, Inc. (a)	22,402	245,078
Ingles Markets, Inc., Class A	8,051	219,148
Inter Parfums, Inc.	6,053	396,896

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
J&J Snack Foods Corp.	3,766	$544,526
John B. Sanfilippo & Son, Inc.	5,212	290,100
Medifast, Inc.	671	83,888
MGP Ingredients, Inc.	3,283	187,295
Natural Grocers By Vitamin Cottage, Inc. (a)	7,456	114,300
PriceSmart, Inc.	5,157	304,779
Primo Water Corp. (a)	17,311	242,527
Sanderson Farms, Inc.	3,271	324,778
The Simply Good Foods Co. (a)	21,304	402,646
Tootsie Roll Industries, Inc.	19,733	659,081
Turning Point Brands, Inc.	7,941	216,154
United Natural Foods, Inc. (a)	7,824	82,856
Universal Corp.	3,497	189,363
Vector Group Ltd.	36,769	357,762
WD-40 Co.	3,191	584,783
		7,084,290
Energy (3.0%):
Arch Coal, Inc.	3,210	266,397
C&j Energy Services, Inc. (a)	12,022	162,297
Callon Petroleum Co. (a)	21,734	141,054
Denbury Resources, Inc. (a)	30,427	52,030
Earthstone Energy, Inc., Class A (a)	27,501	124,305
Evolution Petroleum Corp.	33,489	228,395
Exterran Corp. (a)	12,899	228,312
Gulfport Energy Corp. (a)	18,609	121,889
Laredo Petroleum, Inc. (a)	25,474	92,216
Newpark Resources, Inc. (a)	25,269	173,598
Par Pacific Holdings, Inc. (a)	15,181	215,267
Propetro Holding Corp. (a)	14,554	179,305
Rex American Resources Corp. (a)	4,472	304,587
RPC, Inc. (b)	18,193	179,565
SEACOR Smit, Inc. (a)	8,169	302,253
Smart Sand, Inc. (a)	33,804	75,045
Solaris Oilfield Infrastructure, Inc., Class A	12,670	153,180
SRC Energy, Inc. (a)	28,145	132,282
U.S. Silica Holdings, Inc.	13,326	135,659
Unit Corp. (a)	7,202	102,845
		3,370,481
Financials (23.8%):
1st Source Corp.	9,940	400,980
Ameris Bancorp	9,610	304,349
AMERISAFE, Inc.	8,039	455,731
Axos Financial, Inc. (a)	9,153	230,473
BancFirst Corp.	7,877	393,062
Brookline BanCorp, Inc.	33,305	460,275
Capitol Federal Financial, Inc.	63,772	814,368
Centerstate Banks, Inc.	16,936	356,333
City Holding Co.	6,904	466,641
Cohen & Steers, Inc.	13,110	449,935

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Eagle Bancorp, Inc. (a)	9,195	$447,888
Employers Holdings, Inc.	11,672	489,874
Enterprise Financial Services Corp.	11,794	443,808
FB Financial Corp.	12,279	430,011
FBL Financial Group, Inc., Class A	5,540	363,701
Federated Investors, Inc., Class B	15,270	405,419
First BanCorp	12,694	414,586
First Busey Corp.	18,968	465,475
First Commonwealth Financial Corp.	31,997	386,524
First Interstate BancSystem, Inc., Class A	13,330	487,345
First Merchants Corp.	10,598	363,193
First Midwest Bancorp, Inc.	19,938	394,972
Great Western BanCorp, Inc.	11,702	365,688
Heartland Financial USA, Inc.	10,267	451,235
Heritage Financial Corp.	12,891	383,121
Hilltop Holdings, Inc.	21,280	379,422
Hope Bancorp, Inc.	27,590	327,217
Horace Mann Educators Corp.	11,681	437,453
Independent Bank Corp.	5,267	370,323
Independent Bank Group, Inc.	6,899	315,767
James River Group Holdings Ltd.	12,472	455,727
Kearny Financial Corp.	38,045	487,737
Kinsale Capital Group, Inc.	7,437	413,200
Lakeland Financial Corp.	12,537	503,485
LegacyTexas Financial Group, Inc.	8,757	281,012
Legg Mason, Inc.	13,465	343,492
NBT Bancorp, Inc.	14,390	497,749
Nelnet, Inc., Class A	8,456	442,587
Northwest Bancshares, Inc.	40,419	684,698
Oceanfirst Financial Corp.	22,668	510,257
Pacific Premier Bancorp, Inc. (a)	11,941	304,734
Park National Corp.	5,108	433,925
PRA Group, Inc. (a)	9,550	232,734
ProAssurance Corp.	7,823	317,301
Provident Financial Services, Inc.	24,639	594,539
Renasant Corp.	12,503	377,341
S&T Bancorp, Inc.	11,709	443,069
Safety Insurance Group, Inc.	6,609	540,683
Sandy Spring BanCorp	15,335	480,599
Seacoast Banking Corp. of Florida (a)	13,412	348,980
ServisFirst Bancshares, Inc.	11,307	360,354
Simmons First National Corp., Class A	15,434	372,422
Southside Bancshares, Inc.	16,309	517,810
Tompkins Financial Corp.	6,078	455,911
Towne Bank	19,626	470,043
Trustmark Corp.	16,060	456,586
Union Bankshares Corp.	12,600	355,698
Universal Insurance Holdings, Inc.	9,057	343,441
Waddell & Reed Financial, Inc., Class A (b)	16,776	303,310
Walker & Dunlop, Inc.	7,596	328,527
Washington Federal, Inc.	17,413	465,101

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
WesBanco, Inc.	11,449	$420,064
Westamerica BanCorp	8,207	456,966
WisdomTree Investments, Inc.	40,139	266,924
		26,722,175
Health Care (7.1%):
Addus HomeCare Corp. (a)	5,270	357,728
AMN Healthcare Services, Inc. (a)	4,447	251,967
Atrion Corp.	603	446,871
Cambrex Corp. (a) (b)	5,543	209,304
CONMED Corp.	6,817	437,651
Corcept Therapeutics, Inc. (a)	14,924	199,385
CorVel Corp. (a)	6,451	398,156
Eagle Pharmaceuticals, Inc. (a)	3,744	150,846
Enanta Pharmaceuticals, Inc. (a)	2,309	163,546
Innoviva, Inc. (a)	25,919	452,286
Integer Holdings Corp. (a)	4,604	351,101
Lantheus Holdings, Inc. (a)	12,730	199,225
Lemaitre Vascular, Inc.	7,712	182,312
Magellan Health, Inc. (a)	3,011	171,296
Medpace Holdings, Inc. (a)	3,488	184,620
Meridian Bioscience, Inc.	33,256	577,324
Omnicell, Inc. (a)	5,536	339,025
Orthofix Medical, Inc. (a)	5,760	302,342
Phibro Animal Health Corp., Class A	8,336	268,086
Repligen Corp. (a)	8,427	444,440
Select Medical Holdings Corp. (a)	20,145	309,226
Supernus Pharmaceuticals, Inc. (a)	5,840	194,005
The Ensign Group, Inc.	9,784	379,521
Tivity Health, Inc. (a)	13,262	329,030
US Physical Therapy, Inc.	3,475	355,666
Varex Imaging Corp. (a)	7,919	187,522
		7,842,481
Industrials (23.1%):
AAON, Inc.	9,899	347,058
Acco Brands Corp.	34,696	235,239
Advanced Disposal Services, Inc. (a)	25,632	613,629
Aircastle Ltd.	21,687	373,884
Alamo Group, Inc.	4,354	336,651
Albany International Corp., Class A	4,534	283,058
Allegiant Travel Co.	2,073	207,757
Altra Industrial Motion Corp.	11,420	287,213
American Woodmark Corp. (a)	2,804	156,127
Apogee Enterprises, Inc.	7,037	210,054
Applied Industrial Technologies, Inc.	5,548	299,259
ArcBest Corp.	4,108	140,740
Atkore International Group, Inc. (a)	11,405	226,275
BMC Stock Holdings, Inc. (a)	14,624	226,380
Brady Corp., Class A	13,080	568,457
CBIZ, Inc. (a)	25,786	507,985

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a)	4,010	$260,770
Comfort Systems USA, Inc.	7,339	320,568
Continental Building Products, Inc. (a)	11,775	299,674
Deluxe Corp.	9,359	359,760
DXP Enterprise, Inc. (a)	5,144	143,209
Dycom Industries, Inc. (a)	2,460	132,938
Echo Global Logistics, Inc. (a)	10,783	219,218
Encore Wire Corp.	8,156	409,268
EnPro Industries, Inc.	5,196	312,280
ESCO Technologies, Inc.	7,787	513,552
Federal Signal Corp.	12,004	238,880
Forward Air Corp.	7,148	392,068
Franklin Electric Co., Inc.	8,029	344,283
FTI Consulting, Inc. (a)	4,813	320,738
Gibraltar Industries, Inc. (a)	7,474	266,000
Global Brass & Copper Holdings, Inc.	8,506	213,926
GMS, Inc. (a)	10,989	163,297
Gorman-Rupp Co.	14,634	474,287
H&E Equipment Services, Inc.	7,055	144,063
Hawaiian Holdings, Inc.	7,345	193,981
Heartland Express, Inc.	19,262	352,495
Herman Miller, Inc.	8,705	263,326
HNI Corp.	8,346	295,699
Hub Group, Inc., Class A (a)	6,641	246,182
ICF International, Inc.	5,844	378,574
Insteel Industries, Inc.	7,552	183,363
Interface, Inc.	18,261	260,219
Kadant, Inc.	5,093	414,875
Kaman Corp., Class A	7,569	424,544
KBR, Inc.	18,443	279,965
Kforce, Inc.	7,967	246,340
Kimball International, Inc., Class B	31,643	449,014
Knoll, Inc.	19,404	319,778
Lindsay Corp.	4,767	458,823
Lydall, Inc. (a)	9,147	185,776
Marten Transport Ltd.	15,000	242,850
Matson, Inc.	12,284	393,334
Matthews International Corp., Class A	9,213	374,232
McGrath RentCorp	8,394	432,123
Mercury Systems, Inc. (a)	4,165	196,963
Milacron Holdings Corp. (a)	19,586	232,878
Mobile Mini, Inc.	7,775	246,856
Moog, Inc., Class A	4,931	382,054
Mueller Industries, Inc.	13,721	320,523
Mueller Water Products, Inc., Class A	33,215	302,257
Multi-Color Corp.	5,841	204,961
National Presto Industries, Inc.	3,176	371,338
Navigant Consulting, Inc.	14,682	353,102
NV5 Global, Inc. (a)	2,617	158,459
Patrick Industries, Inc. (a)	4,007	118,647
PGT, Inc. (a)	13,947	221,060
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Pitney Bowes, Inc.	45,045	$266,216
Primoris Services Corp.	17,656	337,759
Raven Industries, Inc.	5,541	200,529
REV Group, Inc.	13,698	102,872
Rush Enterprises, Inc., Class A	8,873	305,941
Saia, Inc. (a)	4,330	241,701
SP Plus Corp. (a)	13,607	401,951
SPX Corp. (a)	13,987	391,775
SPX Flow, Inc. (a)	6,645	202,141
Steelcase, Inc., Class A	25,905	384,171
Sun Hydraulics Corp.	7,287	241,856
Sunrun, Inc. (a)	14,231	154,976
Systemax, Inc.	9,018	215,440
The Greenbrier Cos., Inc.	6,057	239,494
Thermon Group Holdings, Inc. (a)	15,200	308,256
TrueBlue, Inc. (a)	11,828	263,173
Universal Forest Products, Inc.	12,454	323,306
US Ecology, Inc.	5,400	340,092
Vectrus, Inc. (a)	4,854	104,749
Wabash National Corp.	19,921	260,567
Werner Enterprises, Inc.	9,634	284,588
WESCO International, Inc. (a)	6,961	334,128
		25,958,817
Information Technology (9.0%):
Alarm.com Holdings, Inc. (a)	5,377	278,905
Alpha & Omega Semiconductor Ltd. (a)	21,673	220,848
Amkor Technology, Inc. (a)	35,237	231,155
Anixter International, Inc. (a)	3,268	177,485
AppFolio, Inc. (a)	3,187	188,734
Applied Optoelectronics, Inc. (a) (b)	4,021	62,044
Axcelis Technologies, Inc. (a)	13,379	238,146
AXT, Inc. (a)	24,181	105,187
Badger Meter, Inc.	6,947	341,862
Brooks Automation, Inc.	4,788	125,350
Casa Systems, Inc. (a)	10,579	138,902
Cass Information Systems, Inc.	7,916	418,915
Cohu, Inc.	11,605	186,492
Control4 Corp. (a)	7,009	123,358
CSG Systems International, Inc.	13,288	422,160
Ebix, Inc.	4,751	202,203
Electro Scientific, Inc. (a)	9,604	287,736
ePlus, Inc. (a)	4,815	342,684
Evertec, Inc.	20,541	589,527
Fabrinet (a)	6,443	330,590
FormFactor, Inc. (a)	14,776	208,194
Ichor Holdings Ltd. (a)	6,924	112,861
Insight Enterprises, Inc. (a)	6,156	250,857
InterDigital, Inc.	7,526	499,952
KEMET Corp.	9,686	169,892
ManTech International Corp., Class A	6,144	321,300

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
MTS Systems Corp.	8,315	$333,681
Nanometrics, Inc. (a)	4,434	121,181
NIC, Inc.	26,047	325,067
PC Connection, Inc.	10,484	311,689
Perficient, Inc. (a)	16,584	369,160
Photronics, Inc. (a)	25,196	243,898
Presidio, Inc.	20,842	271,988
Progress Software Corp.	6,441	228,591
Rogers Corp. (a)	2,223	220,210
ScanSource, Inc. (a)	8,054	276,897
Tech Data Corp. (a)	3,449	282,163
The Hackett Group, Inc.	23,708	379,565
TTM Technologies, Inc. (a)	15,948	155,174
Ultra Clean Holdings, Inc. (a)	13,247	112,202
		10,206,805
Materials (3.1%):
Advansix, Inc. (a)	7,961	193,771
American Vanguard Corp.	12,812	194,614
Boise Cascade Co.	9,724	231,917
Carpenter Technology Corp.	5,634	200,627
Chase Corp.	3,097	309,855
Clearwater Paper Corp. (a)	5,800	141,346
Greif, Inc., Class A	6,320	234,535
Minerals Technologies, Inc.	7,250	372,214
Myers Industries, Inc.	11,618	175,548
Olympic Steel, Inc.	11,638	166,074
Rayonier Advanced Materials, Inc.	13,184	140,410
Schnitzer Steel Industries, Inc.	10,117	218,021
Stepan Co.	3,976	294,224
SunCoke Energy, Inc. (a)	27,345	233,800
Warrior Met Coal, Inc.	7,685	185,285
Worthington Industries, Inc.	7,830	272,798
		3,565,039
Real Estate (1.4%):
Four Corners Property Trust, Inc.	25,963	680,231
HFF, Inc., Class A	5,495	182,214
Marcus & Millichap, Inc. (a)	13,630	467,918
The RMR Group, Inc.	4,261	226,174
		1,556,537
Utilities (3.5%):
American States Water Co.	8,577	575,002
Chesapeake Utilities Corp.	6,315	513,410
MGE Energy, Inc.	9,700	581,612
Middlesex Water Co.	9,084	484,631
Otter Tail Corp.	13,153	652,915
SJW Corp.	6,256	347,959
Unitil Corp.	12,794	648,315
		3,803,844
Total Common Stocks (Cost $123,657,632)		111,218,299

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Rights (0.0%) (c)
Materials (0.0%): (c)
Schulman, Inc. (a) (d) (e)	4,224	$8,448
Total Rights (Cost $8,448)		8,448
Investment Companies (0.8%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 2.27%	942,820	942,820
Total Investment Companies (Cost $942,820)		942,820
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (f)	261,687	261,687
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	378,125	378,125
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (f)	11,677	11,677
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (f)	145,383	145,383
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (f)	232,599	232,599
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (f)	348,918	348,918
Total Collateral for Securities Loaned (Cost $1,378,389)		1,378,389
Total Investments (Cost $125,987,289) — 101.0%		113,547,956
Liabilities in excess of other assets — (1.0)%		(1,116,377)
NET ASSETS — 100.00%		$112,431,579

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Rate disclosed is the daily yield on December 31, 2018.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	16	3/15/19	$1,121,279	$1,079,200	$(42,079)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(42,079)
	Total net unrealized appreciation(depreciation)				$(42,079)

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (23.4%)
Australia (1.3%):
Communication Services (0.0%): (a)
Telstra Corp. Ltd.	26,025	$52,231
Consumer Discretionary (0.0%): (a)
Aristocrat Leisure Ltd.	2,627	40,403
Consumer Staples (0.2%):
Treasury Wine Estates Ltd.	3,849	40,115
Wesfarmers Ltd.	3,911	88,738
Woolworths Ltd.	6,204	128,532
		257,385
Energy (0.1%):
Oil Search Ltd.	12,286	61,947
Santos Ltd.	8,028	30,980
Woodside Petroleum Ltd.	3,089	68,130
		161,057
Financials (0.5%):
Asx Ltd.	2,429	102,528
Australia & New Zealand Banking Group Ltd.	4,736	81,576
Commonwealth Bank of Australia	1,792	91,351
Insurance Australia Group Ltd.	15,777	77,771
Macquarie Group Ltd.	958	73,298
National Australia Bank Ltd.	5,652	95,802
Suncorp Group Ltd.	9,852	87,624
Westpac Banking Corp.	4,673	82,400
		692,350
Health Care (0.1%):
Cochlear Ltd.	459	56,103
CSL Ltd.	485	63,239
		119,342
Industrials (0.1%):
Brambles Ltd.	10,335	73,871
Cimic Group Ltd.	1,386	42,369
		116,240
Materials (0.2%):
BHP Billiton Ltd.	3,002	72,362
BHP Group PLC	2,468	51,947
Newcrest Mining Ltd.	5,012	76,942
RIO Tinto Ltd.	1,351	74,654
South32 Ltd.	18,299	43,169
		319,074
Utilities (0.1%):
AGL Energy Ltd.	4,770	69,196
		1,827,278

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Austria (0.1%):
Energy (0.0%): (a)
OMV AG	1,101	$48,245
Financials (0.0%): (a)
Erste Group Bank AG	1,848	61,500
Utilities (0.1%):
Verbund AG, Class A (b)	1,703	72,653
		182,398
Belgium (0.4%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	875	57,838
Colruyt SA	1,540	109,805
		167,643
Financials (0.2%):
Ageas	1,818	81,849
Groupe Bruxelles Lambert SA	1,091	95,088
KBC Groep NV	1,181	76,685
		253,622
Health Care (0.0%): (a)
UCB SA	928	75,800
Materials (0.1%):
Solvay SA	612	61,220
Umicore SA	1,013	40,455
		101,675
		598,740
Bermuda (0.2%):
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	1,794	124,826
Real Estate (0.1%):
Hongkong Land Holdings Ltd.	15,876	100,019
		224,845
Canada (2.5%):
Communication Services (0.3%):
BCE, Inc.	3,843	151,834
Rogers Communications, Inc.	2,050	105,068
TELUS Corp.	4,626	153,353
		410,255
Consumer Discretionary (0.1%):
Dollarama, Inc.	1,944	46,243
Magna International, Inc.	1,017	46,171
Restaurant Brands International, Inc.	1,440	75,239
		167,653

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., Class B	1,387	$69,005
George Weston Ltd.	1,461	96,383
Loblaw Cos. Ltd.	2,741	122,712
Saputo, Inc. (b)	2,676	76,830
		364,930
Energy (0.2%):
Canadian Natural Resources Ltd.	1,762	42,520
Enbridge, Inc.	1,747	54,279
Husky Energy, Inc.	3,577	36,976
Pembina Pipeline Corp. (b)	2,493	73,986
Suncor Energy, Inc.	1,783	49,806
TransCanada Corp.	1,907	68,107
		325,674
Financials (1.0%):
Bank of Montreal	2,333	152,440
Brookfield Asset Management, Inc.	1,847	70,795
Canadian Imperial Bank of Commerce	1,915	142,650
Fairfax Financial Holdings Ltd.	138	60,758
Great-West Lifeco, Inc.	6,410	132,332
Intact Financial Corp.	1,313	95,411
National Bank of Canada	3,076	126,308
Power Corp. of Canada	5,841	104,967
Power Financial Corp.	5,899	111,627
Royal Bank of Canada	1,953	133,691
Sun Life Financial, Inc.	3,032	100,600
The Bank of Nova Scotia	2,488	124,036
The Toronto-Dominion Bank	2,868	142,581
		1,498,196
Industrials (0.1%):
Canadian National Railway Co.	1,075	79,629
Canadian Pacific Railway Ltd.	445	78,972
		158,601
Information Technology (0.2%):
CGI Group, Inc. (c)	1,821	111,394
Constellation Software, Inc.	77	49,295
Open Text Corp.	2,076	67,679
		228,368
Materials (0.1%):
Franco-Nevada Corp.	1,295	90,820
Teck Resources Ltd., Class B	2,065	44,462
		135,282
Utilities (0.2%):
Fortis, Inc.	4,447	148,266
Hydro One Ltd. (d)	9,115	135,222
		283,488
		3,572,447

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Denmark (0.4%):
Financials (0.0%): (a)
Danske Bank A/S	2,333	$46,157
Health Care (0.2%):
Ambu A/S	803	19,301
Coloplast A/S	765	71,038
H. Lundbeck A/S	833	36,490
Novo Nordisk A/S, Class B	1,469	67,168
William Demant Holding A/S (b) (c)	1,200	34,056
		228,053
Industrials (0.1%):
DSV A/S	769	50,659
Rockwool International A/S, Class B	119	31,051
Vestas Wind Systems A/S	859	64,881
		146,591
Materials (0.1%):
Christian Hansen Holding A/S	719	63,632
Novozymes A/S, B Shares	1,605	71,662
		135,294
		556,095
Finland (0.3%):
Energy (0.0%): (a)
Neste Oyj	513	39,587
Financials (0.1%):
Nordea Bank AB	6,884	57,959
Sampo Oyj, Class A	2,023	89,017
		146,976
Industrials (0.1%):
Kone Oyj, Class B	1,374	65,543
Wartsila Oyj ABP, Class B	2,988	47,563
		113,106
Materials (0.1%):
Stora ENSO Oyj, R Shares	2,749	31,760
UPM-Kymmene Oyj	1,758	44,609
		76,369
Utilities (0.0%): (a)
Fortum Oyj	2,985	65,314
		441,352
France (2.6%):
Communication Services (0.2%):
Orange SA	6,123	99,290
Publicis Groupe SA	961	55,134
Vivendi Universal SA	2,765	67,406
		221,830

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.4%):
Accor SA	1,718	$73,037
Cie Generale des Etablissements Michelin	610	60,587
Hermes International	140	77,754
Kering	104	49,039
LVMH Moet Hennessy Louis Vuitton SA	201	59,454
Psa Peugeot Citroen	1,896	40,498
Renault SA	746	46,619
Seb SA	387	50,009
Sodexo SA	517	53,008
Valeo SA	1,414	41,323
		551,328
Consumer Staples (0.2%):
Danone SA	1,283	90,407
L'Oreal SA	399	91,967
Pernod Ricard SA	810	132,973
		315,347
Energy (0.0%): (a)
Total SA	1,384	73,218
Financials (0.3%):
AXA SA	2,862	61,829
BNP Paribas SA	1,411	63,809
CNP Assurances	4,192	88,939
Credit Agricole SA	6,953	75,113
Natixis SA	9,834	46,404
Societe Generale SA	2,163	68,936
		405,030
Health Care (0.3%):
BioMerieux	737	48,547
Essilor International SA	765	96,796
Ipsen SA	500	64,640
Sanofi	1,194	103,491
Sartorius Stedim Biotech	554	55,438
		368,912
Industrials (0.8%):
Aeroports de Paris	358	67,875
Airbus Group SE	540	51,939
Alstom SA	2,575	104,043
Bollore SA	15,826	63,456
Bouygues	1,941	69,688
Bureau Veritas SA	3,862	78,730
Compagnie de Saint-Gobain	1,970	65,820
Edenred	1,613	59,334
Eiffage SA	1,098	91,774
Legrand SA	1,487	83,982
Safran SA	596	71,964
Schneider Electric SA	946	64,721

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Teleperformance	497	$79,483
Thales SA	670	78,290
Vinci SA	1,031	85,063
		1,116,162
Information Technology (0.1%):
Atos SE	464	37,996
Cap Gemini SA	639	63,540
Dassault Systemes SA	495	58,805
		160,341
Materials (0.1%):
Air Liquide SA	752	93,428
Arkema SA	649	55,732
		149,160
Utilities (0.2%):
Electricite de France SA	4,310	68,138
Gdf Suez	5,566	79,864
Suez Environnement Co.	4,328	57,167
Veolia Environnement SA	4,079	83,901
		289,070
		3,650,398
Germany (1.2%):
Communication Services (0.1%):
Deutsche Telekom AG, Registered Shares	5,910	100,338
United Internet AG, Registered Shares	1,100	48,138
		148,476
Consumer Discretionary (0.1%):
Bayerische Motoren Werke AG	820	66,414
Continental AG	297	41,084
Daimler AG, Registered Shares	1,075	56,539
		164,037
Consumer Staples (0.1%):
Beiersdorf AG	798	83,337
Financials (0.2%):
Commerzbank AG (c)	5,234	34,675
Deutsche Boerse AG	627	75,384
Hannover Rueck SE	686	92,498
		202,557
Health Care (0.1%):
Bayer AG	621	43,083
Fresenius Medical Care AG & Co. KGaA	701	45,485
Fresenius SE & Co. KGaA	850	41,268
Merck KGaA	651	67,106
		196,942

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Brenntag AG	1,426	$61,587
Deutsche Post AG	1,772	48,537
Hochtief AG	450	60,676
MTU Aero Engines Holding AG	343	62,242
Rational AG	83	47,162
Siemens AG	613	68,385
		348,589
Information Technology (0.1%):
Infineon Technologies AG	2,226	44,282
SAP SE	682	67,918
Wirecard AG	205	31,188
		143,388
Materials (0.1%):
BASF SE	877	60,683
Evonik Industries AG	2,183	54,518
Symrise AG	783	57,857
		173,058
Real Estate (0.1%):
Deutsche Wohnen AG	2,220	101,729
Vonovia SE	1,766	80,095
		181,824
		1,642,208
Hong Kong (1.2%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd.	6,636	42,206
Techtronic Industries Co. Ltd.	6,852	36,404
		78,610
Consumer Staples (0.0%): (a)
Sun Art Retail Group Ltd.	37,412	38,129
WH Group Ltd. (d)	49,866	38,402
		76,531
Financials (0.2%):
AIA Group Ltd.	7,270	60,351
Hang Seng Bank	3,294	73,957
Hong Kong Exchanges and Clearing Ltd.	2,748	79,527
The Bank of East Asia Ltd.	20,998	66,776
		280,611
Health Care (0.0%): (a)
Sino Biopharmaceutical Ltd.	26,500	17,463
Industrials (0.1%):
CK Hutchison Holdings Ltd.	8,186	78,619
MTR Corp. Ltd.	16,138	84,915
		163,534

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.0%): (a)
Hanergy Thin Film Power Group Ltd. (c) (e) (f)	24,455	$1,843
Real Estate (0.5%):
CK Asset Holdings Ltd.	13,715	100,366
Henderson Land Development Co. Ltd.	15,044	74,932
New World Development Co. Ltd.	62,650	82,893
Shimao Property Holdings Ltd.	12,500	33,365
Sino Land Co. Ltd.	38,080	65,266
Sun Hung KAI Properties Ltd.	6,968	99,314
Swire Pacific Ltd., Class A	7,936	83,820
Wharf Real Estate Investment	9,000	53,851
Wheelock & Co. Ltd.	15,568	88,974
		682,781
Utilities (0.3%):
China Gas Holdings Ltd.	13,072	46,578
CK Infrastructure Holdings Ltd.	14,870	112,617
CLP Holdings Ltd.	8,536	96,480
Hong Kong & China Gas Co. Ltd. (b)	56,205	116,286
Power Assets Holdings Ltd.	12,036	83,776
		455,737
		1,757,110
Ireland (0.3%):
Communication Services (0.0%): (a)
WPP PLC	3,026	32,648
Consumer Staples (0.1%):
Kerry Group PLC	723	71,645
Financials (0.0%): (a)
Bank of Ireland Group PLC	8,090	45,042
Industrials (0.1%):
Experian PLC	3,790	92,011
Kingspan Group PLC	1,382	59,180
Ryanair Holdings PLC, ADR (c)	576	41,092
		192,283
Materials (0.1%):
CRH PLC	2,337	61,845
Smurfit Kappa Group PLC	1,131	30,137
		91,982
		433,600
Israel (0.1%):
Financials (0.1%):
Bank Hapoalim BM	11,280	71,425
Bank Leumi Le-Israel B.M.	12,692	76,797
		148,222

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Italy (0.5%):
Communication Services (0.1%):
Telecom Italia SpA (c)	83,102	$46,011
Consumer Discretionary (0.0%): (a)
Moncler SpA	1,326	43,946
Consumer Staples (0.1%):
Davide Campari - Milano SpA	9,729	82,309
Energy (0.1%):
Eni SpA	4,320	68,038
Snam SpA	18,296	80,046
		148,084
Financials (0.1%):
Assicurazioni Generali SpA	4,994	83,528
Intesa Sanpaolo SpA	22,208	49,351
UniCredit SpA	3,507	39,750
		172,629
Industrials (0.0%): (a)
Atlantia SpA	1,810	37,469
Utilities (0.1%):
Enel SpA	15,810	91,356
Terna Rete Elettrica Nazionale SpA	14,396	81,685
		173,041
		703,489
Japan (4.6%):
Communication Services (0.2%):
KDDI Corp.	3,308	79,206
Nintendo Co. Ltd.	100	26,722
Nippon Telegraph & Telephone Corp.	2,064	84,413
NTT DOCOMO, Inc.	3,692	83,297
SoftBank Group Corp.	564	37,595
Yahoo Japan Corp.	13,130	32,828
		344,061
Consumer Discretionary (0.8%):
Aisin Seiki Co. Ltd.	1,410	49,149
Bridgestone Corp.	1,760	68,030
Denso Corp.	1,430	63,847
Fuji Heavy Industries Ltd.	3,050	65,681
Honda Motor Co. Ltd.	2,330	61,540
Isuzu Motors Ltd.	4,494	63,500
Koito Manufacturing Co. Ltd.	990	51,311
Mitsubishi Motors Corp.	7,300	40,100
Nissan Motor Co. Ltd.	10,576	84,953
Nitori Holdings Co. Ltd.	430	53,873
Oriental Land Co. Ltd.	708	71,420
Panasonic Corp.	5,900	53,331
Rakuten, Inc. (b)	7,000	47,012
Sekisui House Ltd.	5,272	77,885

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Sharp Corp./Japan	1,600	$16,089
Shimano, Inc.	540	76,474
Sumitomo Electric Industries Ltd.	4,694	62,621
Suzuki Motor Corp.	804	40,842
Toyota Industries Corp.	1,208	56,107
Toyota Motor Corp.	1,324	77,393
Zozo, Inc.	1,100	20,175
		1,201,333
Consumer Staples (0.4%):
Asahi Group Holdings Ltd.	1,460	56,873
Japan Tobacco, Inc. (b)	3,044	72,677
Kao Corp.	918	68,304
Kikkoman Corp.	1,200	64,714
Kose Corp.	200	31,499
MEIJI Holdings Co. Ltd.	1,004	82,086
Seven & i Holdings Co. Ltd.	2,200	96,018
Uni-Charm Corp.	2,094	68,004
Yakult Honsha Co. Ltd.	770	54,242
		594,417
Energy (0.0%): (a)
Idemitsu Kosan Co. Ltd.	700	23,059
JXTG Holdings, Inc.	7,710	40,572
		63,631
Financials (0.7%):
Daiwa Securities Group, Inc.	16,400	83,294
Japan Post Bank Co. Ltd.	8,212	90,670
Japan Post Holdings Co. Ltd.	10,300	118,893
Mitsubishi UFJ Financial Group, Inc.	12,234	60,048
Mizuho Financial Group, Inc.	69,794	108,458
Nomura Holdings, Inc.	19,970	76,680
ORIX Corp.	5,068	74,247
Resona Holdings, Inc.	11,546	55,702
Sumitomo Mitsui Financial Group, Inc.	2,484	82,619
Sumitomo Mitsui Trust Holdings, Inc.	2,300	84,411
T&D Holdings, Inc.	4,200	49,017
The Dai-ichi Life Insurance Co. Ltd.	3,488	54,680
		938,719
Health Care (0.4%):
Astellas Pharma, Inc.	5,252	67,166
Chugai Pharmaceutical Co. Ltd.	1,130	65,785
Eisai Co. Ltd.	354	27,463
Hoya Corp.	1,118	67,484
M3, Inc.	2,200	29,590
ONO Pharmaceutical Co. Ltd.	1,884	38,595
Otsuka Holdings Co. Ltd.	1,400	57,398
Shionogi & Co. Ltd.	1,428	81,713
Sysmex Corp.	574	27,634
Taisho Pharmaceutical Holdings	500	50,324
		513,152

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Industrials (1.0%):
Central Japan Railway Co.	54	$11,414
Daikin Industries Ltd.	466	49,730
East Japan Railway Co.	586	51,927
FANUC Corp.	230	34,986
ITOCHU Corp.	4,208	71,688
Japan Airlines Co. Ltd.	2,100	74,561
Komatsu Ltd.	1,788	38,594
Kubota Corp.	4,304	61,326
Makita Corp.	1,578	56,229
Marubeni Corp.	9,274	65,364
Mitsubishi Corp.	2,992	82,451
Mitsubishi Electric Corp.	4,752	52,749
Mitsubishi Heavy Industries Ltd.	2,200	79,416
Mitsui & Co. Ltd.	5,086	78,455
Nidec Corp.	454	51,680
Recruit Holdings Co. Ltd.	1,720	41,788
Secom Co. Ltd.	710	59,047
SMC Corp.	114	34,578
Sumitomo Corp.	5,298	75,489
Taisei Corp.	1,334	57,272
Tokyu Corp.	5,000	81,896
Toyota Tsusho Corp.	1,880	55,667
West Japan Railway Co.	1,200	84,982
		1,351,289
Information Technology (0.4%):
Canon, Inc.	3,114	85,273
FUJIFILM Holdings Corp.	1,960	76,368
Fujitsu Ltd.	1,063	66,414
Hitachi Ltd.	2,147	57,510
Keyence Corp.	114	57,921
Murata Manufacturing Co. Ltd.	334	45,579
Nomura Research Institute Ltd.	1,258	46,777
NTT Data Corp.	4,708	51,767
Oracle Corp. Japan	600	38,325
ROHM Co. Ltd.	600	38,544
TDK Corp.	400	28,178
Tokyo Electron Ltd.	326	37,229
		629,885
Materials (0.3%):
Asahi Kasei Corp.	5,068	52,257
JFE Holdings, Inc.	3,104	49,765
Mitsubishi Chem Holdings	7,748	58,865
Nippon Paint Co. Ltd. (b)	1,138	39,044
Nippon Steel & Sumitomo Metal	3,898	67,314
Nitto Denko Corp.	764	38,643
Shin-Etsu Chemical Co. Ltd.	670	52,187
Toray Industries, Inc.	10,880	76,643
		434,718

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.3%):
Daito Trust Construction Co. Ltd.	440	$60,285
Daiwa House Industry Co. Ltd.	2,300	73,414
Mitsubishi Estate Co. Ltd.	4,352	68,681
Mitsui Fudosan Co. Ltd.	3,078	68,672
Sumitomo Realty & Development	2,500	91,842
		362,894
Utilities (0.1%):
Kansai Electric Power Co.	4,300	64,741
Tokyo Gas Co. Ltd.	3,100	78,794
		143,535
		6,577,634
Korea, Republic Of (0.8%):
Communication Services (0.1%):
NAVER Corp.	463	50,628
SK Telecom Co. Ltd.	322	77,780
		128,408
Consumer Discretionary (0.1%):
Hyundai Motor Co.	558	59,266
LG Electronics, Inc.	626	34,956
		94,222
Consumer Staples (0.1%):
Amorepacific Corp.	206	38,682
KT&G Corp.	892	81,149
LG Household & Health Care Ltd.	38	37,499
		157,330
Energy (0.1%):
SK Innovation Co. Ltd.	325	52,288
S-Oil Corp.	518	45,360
		97,648
Financials (0.1%):
Hana Financial Group, Inc.	1,316	42,758
KB Financial Group, Inc.	1,372	57,182
Shinhan Financial Group Co. Ltd.	1,947	69,106
Woori Bank	3,859	53,957
		223,003
Health Care (0.0%): (a)
Celltrion, Inc. (c)	135	26,851
Industrials (0.1%):
LG Corp.	1,014	63,528
Samsung C&T Corp.	593	56,074
SK Holdings Co. Ltd.	280	65,251
		184,853

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Samsung Electro-Mechanics Co. Ltd.	264	$24,490
Samsung Electronics Co. Ltd.	1,382	47,937
Samsung SDI Co. Ltd.	185	36,314
Samsung SDS Co. Ltd.	180	32,912
SK Hynix, Inc.	589	31,939
		173,592
Materials (0.1%):
LG Chem Ltd.	134	41,676
Lotte Chemical Corp.	160	39,724
POSCO	154	33,541
		114,941
		1,200,848
Luxembourg (0.1%):
Energy (0.0%): (a)
Tenaris SA	3,029	32,757
Health Care (0.1%):
Eurofins Scientific	94	35,106
Materials (0.0%): (a)
Arcelormittal	1,569	32,605
		100,468
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.	10,800	47,310
Wynn Macau Ltd.	13,600	29,667
		76,977
Netherlands (0.7%):
Communication Services (0.1%):
Koninklijke KPN NV	31,147	91,345
Consumer Staples (0.2%):
Heineken Holding A	1,053	88,965
Heineken NV	970	85,787
Koninklijke Ahold Delhaize NV	4,178	105,657
		280,409
Financials (0.2%):
ABN AMRO Group NV (d)	2,561	60,262
Aegon NV	11,483	53,659
ING Groep NV	6,067	65,402
NN Group NV	2,026	80,770
		260,093
Health Care (0.0%): (a)
Koninklijke Philips NV	1,746	61,866

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Randstad Holding NV	1,221	$56,077
Wolters Kluwer NV	1,567	92,737
		148,814
Information Technology (0.0%): (a)
ASML Holding NV	275	43,211
Materials (0.1%):
AkzoNobel NV	1,036	83,553
Koninklijke DSM NV	760	62,200
		145,753
		1,031,491
Norway (0.2%):
Communication Services (0.1%):
Telenor ASA	4,175	80,934
Consumer Staples (0.1%):
Marine Harvest ASA	3,347	70,770
Energy (0.0%): (a)
Aker BP ASA	1,506	37,996
Financials (0.0%): (a)
DNB ASA	3,442	55,032
Materials (0.0%): (a)
Norsk Hydro ASA	9,530	43,246
		287,978
Portugal (0.1%):
Consumer Staples (0.0%): (a)
Jeronimo Martins SGPS SA	3,961	46,920
Energy (0.1%):
Galp Energia SGPS SA	3,865	61,080
		108,000
Russian Federation (0.0%): (a)
Materials (0.0%): (a)
Evraz PLC	5,092	31,181
Singapore (0.4%):
Communication Services (0.0%): (a)
Singapore Telecommunications Ltd.	35,694	76,753
Consumer Discretionary (0.1%):
Genting Singapore Ltd.	64,070	45,845
Jardine Cycle & Carriage Ltd.	2,584	67,037
		112,882
Consumer Staples (0.1%):
Wilmar International Ltd.	41,462	94,937

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (0.1%):
DBS Group Holdings Ltd.	3,778	$65,684
Oversea-Chinese Banking Corp. Ltd.	9,138	75,513
United Overseas Bank Ltd.	3,992	71,982
		213,179
Real Estate (0.1%):
CapitaLand Ltd.	33,636	76,771
		574,522
Spain (0.7%):
Communication Services (0.1%):
Telefonica SA	12,049	101,302
Consumer Discretionary (0.0%): (a)
Industria de Diseno Textil SA	2,463	63,063
Energy (0.1%):
Repsol SA	4,139	66,762
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	10,590	56,237
Banco Santander SA	14,239	64,808
Bankia SA	17,124	50,220
CaixaBank SA	13,817	50,082
		221,347
Health Care (0.0%): (a)
Grifols SA	2,426	63,644
Industrials (0.1%):
Aena SA (d)	501	77,912
Ferrovial SA	4,279	86,741
		164,653
Information Technology (0.0%): (a)
Amadeus IT Holding SA	931	64,889
Utilities (0.2%):
Endesa SA	4,461	102,874
Iberdrola SA	12,556	100,947
Red Electrica Corp. SA	4,481	100,076
		303,897
		1,049,557
Sweden (0.6%):
Communication Services (0.1%):
TeliaSonera AB	16,500	78,196
Consumer Discretionary (0.0%): (a)
Hennes & Mauritz AB, B Shares (b)	3,761	53,506
Consumer Staples (0.1%):
Essity AB, Class B	3,208	78,805
Swedish Match AB	1,501	59,155
		137,960

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Financials (0.2%):
Skandinaviska Enskilda Banken AB, Class A	7,060	$68,623
Svenska Handelsbanken AB	5,686	63,099
Swedbank AB, A Shares	3,737	83,425
		215,147
Health Care (0.0%): (a)
Swedish Orphan Biovitrum AB (c)	1,606	34,991
Industrials (0.2%):
Alfa Laval AB	2,415	51,705
Atlas Copco AB, A Shares	2,099	49,880
Sandvik AB	3,610	51,492
SKF AB, B Shares	3,075	46,673
Volvo AB, Class B	3,839	50,251
		250,001
Information Technology (0.0%): (a)
Hexagon AB, B Shares	1,264	58,219
		828,020
Switzerland (1.5%):
Communication Services (0.1%):
Swisscom AG	209	99,916
Consumer Discretionary (0.1%):
CIE Financiere Richemont SA	898	57,582
The Swatch Group AG, B shares	165	48,148
		105,730
Consumer Staples (0.2%):
Barry Callebaut AG	39	60,773
Chocoladefabriken Lindt & Spruengli AG	15	93,130
Coca-Cola HBC AG	2,405	75,152
Nestle SA, Registered Shares	1,446	117,446
		346,501
Financials (0.2%):
Julius Baer Group Ltd.	1,455	51,847
Partners Group Holding AG	137	83,106
Swiss Life Holding AG	277	106,740
Zurich Insurance Group AG	327	97,551
		339,244
Health Care (0.3%):
Lonza Group AG, Registered Shares	215	55,736
Novartis AG	1,057	90,413
Roche Holding AG	414	102,562
Sonova Holding AG, Registered Shares	396	64,730
Straumann Holding AG	79	49,692
Vifor Pharma AG	309	33,620
		396,753

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
ABB Ltd.	3,050	$58,035
Adecco SA, Registered Shares	1,160	54,228
Ferguson PLC	1,084	69,308
Geberit AG	235	91,441
Kuehne + Nagel International AG	664	85,391
Schindler Holding AG	389	77,087
SGS SA	34	76,478
		511,968
Information Technology (0.0%): (a)
Stmicroelectronics NV	2,117	29,660
Temenos AG	361	43,320
		72,980
Materials (0.2%):
EMS-Chemie Holding AG	145	68,921
Givaudan SA, Registered Shares	38	88,029
Glencore PLC	10,330	38,355
Sika AG, Registered Shares	453	57,449
		252,754
		2,125,846
United Arab Emirates (0.0%): (a)
Health Care (0.0%): (a)
NMC Health PLC	1,177	41,039
United Kingdom (2.4%):
Communication Services (0.2%):
BT Group PLC	22,520	68,334
Informa PLC	9,776	78,514
Pearson PLC	6,790	81,202
Vodafone Group PLC	35,956	70,062
		298,112
Consumer Discretionary (0.3%):
Burberry Group PLC	2,262	50,029
Compass Group PLC	4,128	86,802
InterContinental Hotels Group PLC	1,416	76,459
Next PLC	890	45,267
Persimmon PLC	2,769	68,107
Whitbread PLC	950	55,437
		382,101
Consumer Staples (0.5%):
Associated British Foods PLC	2,630	68,475
British American Tobacco PLC	1,310	41,737
Diageo PLC	3,060	108,996
Imperial Tobacco Group PLC	2,043	61,888
Reckitt Benckiser Group PLC	849	65,059
Sainsbury (J) PLC	13,368	45,146
Tesco PLC	25,656	62,155
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
Unilever NV	1,894	$102,890
Unilever PLC	1,762	92,256
		648,602
Energy (0.1%):
BP PLC	9,868	62,370
Royal Dutch Shell PLC, Class A	2,367	69,606
		131,976
Financials (0.5%):
3I Group PLC	7,151	70,482
Aviva PLC	15,323	73,326
Hargreaves Lansdown PLC	2,653	62,515
Legal & General Group PLC	28,419	83,662
Lloyds Banking Group PLC	158,595	104,796
London Stock Exchange Group PLC	1,515	78,426
Prudential PLC	3,225	57,622
Schroders PLC	2,203	68,588
Standard Life Aberdeen PLC	19,095	62,479
		661,896
Health Care (0.1%):
AstraZeneca PLC	1,264	94,605
Smith & Nephew PLC	4,965	92,634
		187,239
Industrials (0.3%):
Ashtead Group PLC	2,098	43,768
BAE Systems PLC	12,172	71,231
Bunzl PLC	3,493	105,456
International Consolidated Airlines Group SA	7,887	62,117
Intertek Group PLC	1,053	64,414
RELX PLC	5,112	105,311
		452,297
Materials (0.3%):
Anglo American PLC	2,102	46,820
Antofagasta PLC	4,861	48,518
Croda International PLC	1,302	77,737
DS Smith PLC	10,402	39,676
Johnson Matthey PLC	1,531	54,612
Mondi PLC	2,206	45,923
Rio Tinto PLC	1,193	56,710
		369,996
Utilities (0.1%):
Centrica PLC	39,534	67,966
National Grid PLC	7,777	75,740
SSE PLC	5,557	76,590
		220,296
		3,352,515

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

Security Description	Shares	Value
United States (0.1%):
Consumer Discretionary (0.0%): (a)
Carnival PLC	1,040	$49,874
Industrials (0.1%):
Waste Connections, Inc.	1,475	109,497
		159,371
Total Common Stocks (Cost $34,944,735)		33,283,629
Rights (0.0%) (a)
Spain (0.0%): (a)
Energy (0.0%): (a)
Repsol SA Expires 01/10/19 @ $0.41 (c)	4,139	1,896
Total Rights (Cost $1,941)		1,896
Investment Companies (76.3%)
United States (76.3%):
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 2.27%	108,318,486	108,318,486
Total Investment Companies (Cost $108,318,486)		108,318,486
Collateral for Securities Loaned^ (0.3%)
United States (0.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (g)	89,883	89,883
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	129,877	129,877
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (g)	4,011	4,011
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (g)	49,936	49,936
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (g)	79,892	79,892
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (g)	119,844	119,844
Total Collateral for Securities Loaned (Cost $473,443)		473,443
Total Investments (Cost $143,738,605) — 100.0%		142,077,454
Liabilities in excess of other assets — 0.0%		(52,979)
NET ASSETS — 100.00%		$142,024,475

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $311,799 and amounted to 0.2% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2018

  (Unaudited)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, illiquid securities were 0.0% of the Fund's net assets.

(g)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	7	3/15/19	$613,558	$600,600	$(12,958)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(12,958)
	Total net unrealized appreciation(depreciation)				$(12,958)

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2018

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $672,302,281, $40,170,397 and $27,571,012)	$617,016,302	(a)	$33,776,501	(b)	$25,849,827	(c)
Foreign currency, at value (Cost $—, $— and $4,706)	—		—		4,707
Cash and cash equivalents	322,152		221,722		204,730
Deposits with brokers for futures contracts	44,460		35,983		5,760
Interest and dividends receivable	711,724		39,845		37,982
Receivable for capital shares issued	6,594,465		—		1,048,646
Variation margin receivable on open futures contracts	2,139		1,620		—
Reclaims receivable	—		—		27,104
Total Assets	624,691,242		34,075,671		27,178,756
LIABILITIES:
Payables:
Collateral received on loaned securities	30,969,761		1,486,600		253,628
Investments purchased	6,587,551		—		1,235,621
Accrued expenses and other payables:
Investment advisory fees	140,207		6,352		3,542
Administration fees	16,598		956		582
Custodian fees	6,722		759		13,714
Chief Compliance Officer fees	588		66		21
Trustees' fees	1,776		101		—
Other accrued expenses	60,738		9,618		10,145
Total Liabilities	37,783,941		1,504,452		1,517,253
NET ASSETS:
Capital	634,737,134		38,434,100		27,862,293
Total distributable earnings/(loss)	(47,829,833)		(5,862,881)		(2,200,790)
Net Assets	$586,907,301		$32,571,219		$25,661,503
Shares Outstanding (unlimited shares authorized, no par value):	13,350,000		800,000		750,000
Net asset value:	$43.96		$40.71		$34.22

(a)  Includes $30,509,804 of securities on loan.

(b)  Includes $1,443,303 of securities on loan.

(c)  Includes $348,960 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2018

  (Unaudited)

	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $17,350,579, $180,760,435 and $58,548,984)	$17,259,137	(a)	$166,451,798	(b)	$51,134,225	(c)
Foreign currency, at value (Cost $2,641, $— and $—)	2,662		—		—
Cash and cash equivalents	102,854		331,669		304,156
Deposits with brokers for futures contracts	19,067		53,372		46,995
Interest and dividends receivable	16,559		314,602		59,936
Receivable for capital shares issued	—		4,135,905		—
Variation margin receivable on open futures contracts	—		2,880		2,025
Receivable from Adviser	10,011		—		—
Total Assets	17,410,290		171,290,226		51,547,337
LIABILITIES:
Payables:
Collateral received on loaned securities	311,011		3,728,077		3,366,953
Investments purchased	—		4,130,040		—
Variation margin on open futures contracts	525		—		—
Accrued foreign capital gains taxes	3,171		—		—
Accrued expenses and other payables:
Investment advisory fees	—		35,093		10,350
Administration fees	530		4,438		1,419
Custodian fees	16,488		800		711
Chief Compliance Officer fees	52		154		62
Trustees' fees	30		154		124
Other accrued expenses	29,633		23,252		11,467
Total Liabilities	361,440		7,922,008		3,391,086
NET ASSETS:
Capital	17,487,610		178,008,163		55,766,022
Total distributable earnings/(loss)	(438,760)		(14,639,945)		(7,609,771)
Net Assets	$17,048,850		$163,368,218		$48,156,251
Shares Outstanding (unlimited shares authorized, no par value):	700,000		3,950,000		1,200,000
Net asset value:	$24.36		$41.36		$40.13

(a)  Includes $159,667 of securities on loan.

(b)  Includes $3,636,055 of securities on loan.

(c)  Includes $3,272,170 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2018

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $49,311,755, $19,631,059 and $10,054,281)	$42,997,470	(a)	$17,617,154	$9,815,703	(b)
Foreign currency, at value (Cost $17,071, $577 and $—)	17,071		577	—
Cash and cash equivalents	—		77,814	11,114
Deposits with brokers for futures contracts	44		11,048	50
Unrealized appreciation on foreign currency spot contracts	—		1	—
Interest and dividends receivable	167,192		53,633	15,140
Reclaims receivable	73,250		—	—
Receivable from Adviser	—		3,936	—
Total Assets	43,255,027		17,764,163	9,842,007
LIABILITIES:
Payables:
Collateral received on loaned securities	1,367,356		—	148,203
Custodian	792		—	—
Investments purchased	—		5,740	—
Variation margin on open futures contracts	—		350	—
Accrued expenses and other payables:
Investment advisory fees	10,543		—	1,031
Administration fees	1,198		404	125
Custodian fees	4,638		6,663	—
Chief Compliance Officer fees	46		19	9
Trustees' fees	6		—	99
Other accrued expenses	11,089		4,479	5,020
Total Liabilities	1,395,668		17,655	154,487
NET ASSETS:
Capital	49,213,876		21,249,594	9,927,260
Total distributable earnings/(loss)	(7,354,517)		(3,503,086)	(239,740)
Net Assets	$41,859,359		$17,746,508	$9,687,520
Shares Outstanding (unlimited shares authorized, no par value):	1,400,000		800,000	350,000
Net asset value:	$29.90		$22.18	$27.68

(a)  Includes $2,166,864 of securities on loan.

(b)  Includes $146,562 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2018

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $28,048,882, $1,025,088,133 and $884,483,788)	$26,550,381	$925,362,347	(a)	$806,533,650	(b)
Cash and cash equivalents	106,148	—		—
Deposits with brokers for futures contracts	18,814	57,640		228,470
Interest and dividends receivable	70,420	1,178,093		1,693,769
Variation margin receivable on open futures contracts	960	4,058		8,335
Total Assets	26,746,723	926,602,138		808,464,224
LIABILITIES:
Payables:
Collateral received on loaned securities	—	1,583,234		1,299,559
Capital shares redeemed	—	19,063		1,595
Accrued expenses and other payables:
Investment advisory fees	7,827	235,127		195,562
Administration fees	1,170	27,446		23,404
Custodian fees	257	8,984		4,008
Chief Compliance Officer fees	28	956		793
Trustees' fees	188	3,311		2,747
Other accrued expenses	5,873	97,373		73,784
Total Liabilities	15,343	1,975,494		1,601,452
NET ASSETS:
Capital	29,743,431	1,014,645,354		892,570,987
Total distributable earnings/(loss)	(3,012,051)	(90,018,710)		(85,708,215)
Net Assets	$26,731,380	$924,626,644		$806,862,772
Shares Outstanding (unlimited shares authorized, no par value):	1,000,000	21,050,000		19,000,000
Net asset value:	$26.73	$43.93		$42.47

(a)  Includes $1,579,110 of securities on loan.

(b)  Includes $1,279,039 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2018

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $125,987,289 and $143,738,605)	$113,547,956	(a)	$142,077,454	(b)
Foreign currency, at value (Cost $— and $8,615)	—		8,615
Deposits with brokers for futures contracts	144,973		57,644
Interest and dividends receivable	158,039		266,369
Variation margin receivable on open futures contracts	6,480		280
Reclaims receivable	—		175,164
Total Assets	113,857,448		142,585,526
LIABILITIES:
Payables:
Collateral received on loaned securities	1,378,389		473,443
Accrued expenses and other payables:
Investment advisory fees	25,208		41,210
Administration fees	3,147		4,026
Custodian fees	1,477		18,449
Chief Compliance Officer fees	115		150
Trustees' fees	111		—
Other accrued expenses	17,422		23,773
Total Liabilities	1,425,869		561,051
NET ASSETS:
Capital	133,663,534		158,045,364
Total distributable earnings/(loss)	(21,231,955)		(16,020,889)
Net Assets	$112,431,579		$142,024,475
Shares Outstanding (unlimited shares authorized, no par value):	2,850,000		4,600,000
Net asset value:	$39.45		$30.87

(a)  Includes $1,336,147 of securities on loan.

(b)  Includes $505,051 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2018

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividends	$5,612,270	$341,010	$270,232
Interest	16,274	2,120	821
Securities lending (net of fees)	39,615	8,414	2,501
Foreign tax withholding	(423)	—	(34,791)
Total Income	5,667,736	351,544	238,763
Expenses:
Investment advisory fees	951,896	62,036	42,338
Administration fees	193,160	12,580	6,443
Custodian fees	13,643	1,593	24,916
Servicing fees	2,168	2,114	2,112
Trustees' fees	23,809	1,617	903
Chief Compliance Officer fees	2,461	143	87
Legal and audit fees	29,886	5,287	4,937
Printing Fees	33,823	3,913	1,808
Other expenses	20,560	2,218	5,729
Total Expenses	1,271,406	91,501	89,273
Expenses waived/reimbursed by Adviser	(160,728)	(19,211)	(41,593)
Net Expenses	1,110,678	72,290	47,680
Net Investment Income (Loss)	4,557,058	279,254	191,083
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	17,244,550	2,444,282	83,230
Net realized gains (losses) from futures transactions	(54,304)	(18,388)	(6,963)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(90,844,789)	(8,974,189)	(2,663,133)
Net change in unrealized appreciation/depreciation on futures transactions	68,514	(6,233)	54
Net realized/unrealized gains (losses) on investments	(73,586,029)	(6,554,528)	(2,586,812)
Change in net assets resulting from operations	$(69,028,971)	$(6,275,274)	$(2,395,729)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2018

  (Unaudited)

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$308,918	$2,770,800	$857,402
Interest	1,041	6,311	3,011
Securities lending (net of fees)	2,328	4,494	18,752
Foreign tax withholding	(39,854)	—	—
Total Income	272,433	2,781,605	879,165
Expenses:
Investment advisory fees	41,816	229,052	74,969
Administration fees	5,656	46,491	15,215
Custodian fees	63,205	4,743	1,730
Servicing fees	2,120	2,122	2,122
Trustees' fees	870	5,955	1,968
Chief Compliance Officer fees	61	608	186
Legal and audit fees	19,125	9,010	5,502
Printing Fees	2,771	12,501	4,171
Other expenses	7,070	3,165	1,803
Total Expenses	142,694	313,647	107,666
Expenses waived/reimbursed by Adviser	(96,259)	(46,246)	(20,160)
Net Expenses	46,435	267,401	87,506
Net Investment Income (Loss)	225,998	2,514,204	791,659
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(235,272)	6,106,679	3,086,966
Net realized gains (losses) from futures transactions	(22,394)	(58,153)	(62,854)
Net change in unrealized appreciation/ depreciation on investments	(651,424)	(19,168,648)	(9,952,835)
Net change in unrealized appreciation/ depreciation on futures transactions	7,316	(47)	(12,153)
Net realized/unrealized gains (losses) on investments	(901,774)	(13,120,169)	(6,940,876)
Change in net assets resulting from operations	$(675,776)	$(10,605,965)	$(6,149,217)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2018

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$1,072,641	$712,420	$80,471
Interest	1,810	1,125	143
Securities lending (net of fees)	11,612	888	132
Foreign tax withholding	(168,211)	(85,064)	—
Total Income	917,852	629,369	80,746
Expenses:
Investment advisory fees	90,375	47,296	11,899
Administration fees	13,751	6,396	2,417
Custodian fees	10,307	31,961	1,538
Servicing fees	2,122	2,494	2,061
Trustees' fees	1,868	827	232
Chief Compliance Officer fees	185	81	32
Legal and audit fees	6,008	6,979	3,886
Printing Fees	3,991	1,909	469
Other expenses	2,862	1,718	763
Total Expenses	131,469	99,661	23,297
Expenses waived/reimbursed by Adviser	(29,848)	(47,163)	(9,390)
Net Expenses	101,621	52,498	13,907
Net Investment Income (Loss)	816,231	576,871	66,839
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(139,303)	(1,529,612)	218,799
Net realized gains (losses) from futures transactions	(65,924)	(20,688)	—
Net change in unrealized appreciation/ depreciation on investments	(5,245,335)	110,650	(592,371)
Net change in unrealized appreciation/ depreciation on futures transactions	4,857	(414)	—
Net realized/unrealized gains (losses) on investments	(5,445,705)	(1,440,064)	(373,572)
Change in net assets resulting from operations	$(4,629,474)	$(863,193)	$(306,733)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2018

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$321,518	$9,402,916	$15,010,396
Interest	533	2,046	2,781
Securities lending (net of fees)	683	56,948	36,563
Foreign tax withholding	—	(747)	—
Total Income	322,734	9,461,163	15,049,740
Expenses:
Investment advisory fees	31,000	1,594,791	1,235,598
Administration fees	6,331	323,584	250,798
Custodian fees	1,005	24,025	21,226
Servicing fees	2,027	2,168	2,170
Trustees' fees	529	39,854	31,027
Chief Compliance Officer fees	58	4,103	3,196
Legal and audit fees	3,947	46,948	37,820
Printing Fees	755	49,583	36,906
Other expenses	1,348	34,170	22,581
Total Expenses	47,000	2,119,226	1,641,322
Expenses waived/reimbursed by Adviser	(10,660)	(258,981)	(199,184)
Net Expenses	36,340	1,860,245	1,442,138
Net Investment Income (Loss)	286,394	7,600,918	13,607,602
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(1,358,197)	30,172,892	24,303,809
Net realized gains (losses) from futures transactions	(10,707)	(82,704)	(279,285)
Net change in unrealized appreciation/ depreciation on investments	(1,671,812)	(156,223,058)	(97,264,240)
Net change in unrealized appreciation/ depreciation on futures transactions	1,431	111,593	49,549
Net realized/unrealized gains (losses) on investments	(3,039,285)	(126,021,277)	(73,190,167)
Change in net assets resulting from operations	$(2,752,891)	$(118,420,359)	$(59,582,565)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2018

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$969,864	$1,973,594
Interest	636	271
Securities lending (net of fees)	24,574	17,407
Foreign tax withholding	—	(193,495)
Total Income	995,074	1,797,777
Expenses:
Investment advisory fees	185,788	333,697
Administration fees	37,694	50,755
Custodian fees	3,278	37,525
Servicing fees	2,122	2,122
Trustees' fees	4,729	6,794
Chief Compliance Officer fees	480	682
Legal and audit fees	8,639	10,985
Printing Fees	9,210	11,479
Other expenses	4,114	9,218
Total Expenses	256,054	463,257
Expenses waived/reimbursed by Adviser	(39,344)	(88,309)
Net Expenses	216,710	374,948
Net Investment Income (Loss)	778,364	1,422,829
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	300,439	(8,250,385)
Net realized gains (losses) from futures transactions	(56,276)	(125,613)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(22,532,792)	(5,969,015)
Net change in unrealized appreciation/depreciation on futures transactions	(26,105)	(3,170)
Net realized/unrealized gains (losses) on investments	(22,314,734)	(14,348,183)
Change in net assets resulting from operations	$(21,536,370)	$(12,925,354)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,557,058	$5,705,606	$279,254	$352,570	$191,083	$478,765
Net realized gains (losses) from investment transactions	17,190,246	24,992,063	2,425,894	3,253,519	76,267	659,926
Net change in unrealized appreciation/ depreciation on investments	(90,776,275)	18,418,955	(8,980,422)	1,088,968	(2,663,079)	(248,818)
Change in net assets resulting from operations	(69,028,971)	49,116,624	(6,275,274)	4,695,057	(2,395,729)	889,873
Distributions to Shareholders: (a)
Change in net assets resulting from distributions to shareholders	(5,005,900)	(5,493,806)	(299,888)	(350,537)	(248,952)	(470,597)
Change in net assets resulting from capital transactions	93,571,817	230,826,334	(2,114,357)	11,477,938	6,808,770	8,057,297
Change in net assets	19,536,946	274,449,152	(8,689,519)	15,822,458	4,164,089	8,476,573
Net Assets:
Beginning of period	567,370,355	292,921,203	41,260,738	25,438,280	21,497,414	13,020,841
End of period	$586,907,301	$567,370,355	$32,571,219	$41,260,738	$25,661,503	$21,497,414
Capital Transactions:
Proceeds from shares issued	206,668,279	382,162,595	17,161,712	34,043,827	6,808,770	12,040,236
Cost of shares redeemed	(113,096,462)	(151,336,261)	(19,276,069)	(22,565,889)	—	(3,982,939)
Change in net assets resulting from capital transactions	93,571,817	230,826,334	(2,114,357)	11,477,938	6,808,770	8,057,297
Share Transactions:
Issued	4,100,000	7,950,000	350,000	750,000	200,000	300,000
Redeemed	(2,250,000)	(3,100,000)	(400,000)	(500,000)	—	(100,000)
Change in Shares	1,850,000	4,850,000	(50,000)	250,000	200,000	200,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 10 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$225,998	$606,309	$2,514,204	$4,193,272	$791,659	$1,386,793
Net realized gains (losses) from investment transactions	(257,666)	3,424,454	6,048,526	8,645,786	3,024,112	3,481,128
Net change in unrealized appreciation/ depreciation on investments	(644,108)	(1,912,020)	(19,168,695)	525,911	(9,964,988)	1,836,675
Change in net assets resulting from operations	(675,776)	2,118,743	(10,605,965)	13,364,969	(6,149,217)	6,704,596
Distributions to Shareholders: (a)
Change in net assets resulting from distributions to shareholders	(1,224,866)	(1,624,922)	(2,636,314)	(4,292,079)	(805,083)	(1,457,987)
Change in net assets resulting from capital transactions	—	(14,936,943)	32,423,213	14,933,024	11,445,540	6,093,407
Change in net assets	(1,900,642)	(14,443,122)	19,180,934	24,005,914	4,491,240	11,340,016
Net Assets:
Beginning of period	18,949,492	33,392,614	144,187,284	120,181,370	43,665,011	32,324,995
End of period	$17,048,850	$18,949,492	$163,368,218	$144,187,284	$48,156,251	$43,665,011
Capital Transactions:
Proceeds from shares issued	—	3,024,918	83,268,052	105,456,748	33,061,648	42,447,183
Cost of shares redeemed	—	(17,961,861)	(50,844,838)	(90,523,724)	(21,616,108)	(36,353,776)
Change in net assets resulting from capital transactions	—	(14,936,943)	32,423,214	14,933,024	11,445,540	6,093,407
Share Transactions:
Issued	—	100,000	1,850,000	2,400,000	700,000	1,000,000
Redeemed	—	(600,000)	(1,100,000)	(2,050,000)	(450,000)	(850,000)
Change in Shares	—	(500,000)	750,000	350,000	250,000	150,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 10 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	For the Period October 25, 2017 through June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$816,231	$1,675,655	$576,871	$410,601	$66,839	$120,160
Net realized gains (losses) from investment transactions	(205,227)	1,539,234	(1,550,300)	120,539	218,799	319,823
Net change in unrealized appreciation/ depreciation on investments	(5,240,478)	(2,576,324)	110,236	(2,125,137)	(592,371)	284,045
Change in net assets resulting from operations	(4,629,474)	638,565	(863,193)	(1,593,997)	(306,733)	724,028
Distributions to Shareholders: (a)
Change in net assets resulting from distributions to shareholders	(966,296)	(1,619,642)	(710,958)	(334,938)	(75,074)	(116,651)
Change in net assets resulting from capital transactions	1,631,147	14,263,656	(2,211,771)	23,461,365	2,967,466	2,601,811
Change in net assets	(3,964,623)	13,282,579	(3,785,922)	21,532,430	2,585,659	3,209,188
Net Assets:
Beginning of period	45,823,982	32,541,403	21,532,430	—	7,101,861	3,892,673
End of period	$41,859,359	$45,823,982	$17,746,508	$21,532,430	$9,687,520	$7,101,861
Capital Transactions:
Proceeds from shares issued	1,631,147	26,698,800	1,131,917	23,461,365	4,436,938	6,794,590
Cost of shares redeemed	—	(12,435,144)	(3,343,688)	—	(1,469,472)	(4,192,779)
Change in net assets resulting from capital transactions	1,631,147	14,263,656	(2,211,771)	23,461,365	2,967,466	2,601,811
Share Transactions:
Issued	50,000	750,000	50,000	900,000	150,000	250,000
Redeemed	—	(350,000)	(150,000)	—	(50,000)	(150,000)
Change in Shares	50,000	400,000	(100,000)	900,000	100,000	100,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 10 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$286,394	$109,618	$7,600,918	$8,989,753	$13,607,602	$18,850,437
Net realized gains (losses) from investment transactions	(1,368,904)	126,449	30,090,188	41,515,455	24,024,524	36,578,511
Net change in unrealized appreciation/ depreciation on investments	(1,670,381)	188,786	(156,111,465)	20,477,654	(97,214,691)	269,683
Change in net assets resulting from operations	(2,752,891)	424,853	(118,420,359)	70,982,862	(59,582,565)	55,698,631
Distributions to Shareholders: (a)
Change in net assets resulting from distributions to shareholders	(315,420)	(98,884)	(8,406,401)	(8,545,250)	(14,441,645)	(18,927,936)
Change in net assets resulting from capital transactions	21,526,218	5,464,103	100,042,346	473,126,725	142,626,900	229,562,322
Change in net assets	18,457,907	5,790,072	(26,784,414)	535,564,337	68,602,690	266,333,017
Net Assets:
Beginning of period	8,273,473	2,483,401	951,411,058	415,846,721	738,260,082	471,927,065
End of period	$26,731,380	$8,273,473	$924,626,644	$951,411,058	$806,862,772	$738,260,082
Capital Transactions:
Proceeds from shares issued	47,491,894	8,142,957	327,768,382	705,160,890	341,726,153	645,087,685
Cost of shares redeemed	(25,965,676)	(2,678,854)	(227,726,036)	(232,034,165)	(199,099,253)	(415,525,363)
Change in net assets resulting from capital transactions	21,526,218	5,464,103	100,042,346	473,126,725	142,626,900	229,562,322
Share Transactions:
Issued	1,650,000	300,000	6,400,000	14,600,000	7,200,000	14,250,000
Redeemed	(950,000)	(100,000)	(4,650,000)	(4,750,000)	(4,150,000)	(9,200,000)
Change in Shares	700,000	200,000	1,750,000	9,850,000	3,050,000	5,050,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 10 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$778,364	$937,200	$1,422,829	$3,753,566
Net realized gains (losses) from investment transactions	244,163	6,030,929	(8,375,998)	3,995,306
Net change in unrealized appreciation/depreciation on investments	(22,558,897)	5,475,692	(5,972,185)	(2,480,069)
Change in net assets resulting from operations	(21,536,370)	12,443,821	(12,925,354)	5,268,803
Distributions to Shareholders: (a)
Change in net assets resulting from distributions to shareholders	(827,749)	(914,103)	(1,888,822)	(3,545,391)
Change in net assets resulting from capital transactions	18,638,502	46,656,676	(22,264,645)	95,229,946
Change in net assets	(3,725,617)	58,186,394	(37,078,821)	96,953,358
Net Assets:
Beginning of period	116,157,196	57,970,802	179,103,296	82,149,938
End of period	$112,431,579	$116,157,196	$142,024,475	$179,103,296
Capital Transactions:
Proceeds from shares issued	57,276,423	86,697,217	1,668,844	112,807,667
Cost of shares redeemed	(38,637,921)	(40,040,541)	(23,933,489)	(17,577,721)
Change in net assets resulting from capital transactions	18,638,502	46,656,676	(22,264,645)	95,229,946
Share Transactions:
Issued	1,200,000	1,950,000	50,000	3,250,000
Redeemed	(800,000)	(900,000)	(750,000)	(500,000)
Change in Shares	400,000	1,050,000	(700,000)	2,750,000

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 10 in the Notes to Financial Statements).

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$49.34	$44.05	$37.24	$36.78	$35.00
Investment Activities:
Net investment income (loss) (b)	0.36	0.63	0.60	0.57	0.49
Net realized and unrealized gains (losses) on investments	(5.35)	5.26	6.71	0.42	1.73
Total from Investment Activities	(4.99)	5.89	7.31	0.99	2.22
Distributions to Shareholders:
Net investment income	(0.39)	(0.60)	(0.50)	(0.51)	(0.44)
Net realized gains from investments	—	—	—	(0.02)	—
Total Distributions to Shareholders	(0.39)	(0.60)	(0.50)	(0.53)	(0.44)
Net Asset Value, End of Period	$43.96	$49.34	$44.05	$37.24	$36.78
Total Return (c)	(10.17)%	13.42%	19.72%	2.78%	6.38%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$586,907	$567,370	$292,921	$44,689	$9,194
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.35%	0.54%
Ratio of net investment income (loss) to average net assets (d)	1.44%	1.32%	1.43%	1.59%	1.37%
Ratio of gross expenses to average net assets (d) (e)	0.40%	0.41%	0.47%	0.74%	1.39%
Portfolio turnover (c) (f)	16%	36%	26%	31%	23%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.
See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$48.54	$42.40	$34.35	$35.00
Investment Activities:
Net investment income (loss) (b)	0.32	0.50	0.50	0.41
Net realized and unrealized gains (losses) on investments	(7.79)	6.14	8.01	(0.72)
Total from Investment Activities	(7.47)	6.64	8.51	(0.31)
Distributions to Shareholders:
Net investment income	(0.36)	(0.50)	(0.46)	(0.34)
Total Distributions to Shareholders	(0.36)	(0.50)	(0.46)	(0.34)
Net Asset Value, End of Period	$40.71	$48.54	$42.40	$34.35
Total Return (c)	(15.44)%	15.75%	24.86%	(0.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,571	$41,261	$25,438	$10,304
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	1.35%	1.10%	1.25%	1.28%
Ratio of gross expenses to average net assets (d) (e)	0.44%	0.47%	0.68%	1.44%
Portfolio turnover (c) (f)	29%	47%	47%	50%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$39.09	$37.20	$32.11	$35.00
Investment Activities:
Net investment income (loss) (b)	0.34	1.04	0.76	0.85
Net realized and unrealized gains (losses) on investments	(4.76)	1.81	5.10	(3.15)
Total from Investment Activities	(4.42)	2.85	5.86	(2.30)
Distributions to Shareholders:
Net investment income	(0.45)	(0.96)	(0.77)	(0.59)
Total Distributions to Shareholders	(0.45)	(0.96)	(0.77)	(0.59)
Net Asset Value, End of Period	$34.22	$39.09	$37.20	$32.11
Total Return (c)	(11.41)%	7.62%	18.44%	(6.58)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$25,662	$21,497	$13,021	$12,844
Ratio of net expenses to average net assets (d)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (d)	1.80%	2.61%	2.25%	2.99%
Ratio of gross expenses to average net assets (d) (e)	0.84%	0.98%	1.54%	2.31%
Portfolio turnover (c) (f)	28%	37%	46%	31%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Emerging Market Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$27.07	$27.83	$25.28	$25.00
Investment Activities:
Net investment income (loss) (b)	0.32	0.64	0.55	0.25
Net realized and unrealized gains (losses) on investments	(1.28)	0.29	2.64	0.13
Total from Investment Activities	(0.96)	0.93	3.19	0.38
Distributions to Shareholders:
Net investment income	(0.34)	(0.60)	(0.52)	(0.10)
Net realized gains from investments	(1.41)	(1.09)	(0.12)	—
Total Distributions to Shareholders	(1.75)	(1.69)	(0.64)	(0.10)
Net Asset Value, End of Period	$24.36	$27.07	$27.83	$25.28
Total Return (c)	(3.58)%	3.09%	12.76%	1.56%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,049	$18,949	$33,393	$12,642
Ratio of net expenses to average net assets (d)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (d)	2.43%	2.19%	2.11%	3.70%
Ratio of gross expenses to average net assets (d) (e)	1.54%	1.23%	1.91%	6.26%
Portfolio turnover (c) (f)	40%	53%	38%	1%

(a)  The Fund commenced operations on March 22, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Large Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$45.06	$42.17	$37.58	$35.00
Investment Activities:
Net investment income (loss) (b)	0.75	1.34	1.24	1.28
Net realized and unrealized gains (losses) on investments	(3.68)	2.92	4.46	2.35
Total from Investment Activities	(2.93)	4.26	5.70	3.63
Distributions to Shareholders:
Net investment income	(0.77)	(1.37)	(1.11)	(1.05)
Total Distributions to Shareholders	(0.77)	(1.37)	(1.11)	(1.05)
Net Asset Value, End of Period	$41.36	$45.06	$42.17	$37.58
Total Return (c)	(6.61)%	10.23%	15.37%	10.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$163,368	$144,187	$120,181	$41,333
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	3.29%	3.04%	3.05%	3.69%
Ratio of gross expenses to average net assets (d) (e)	0.41%	0.42%	0.45%	0.72%
Portfolio turnover (c) (f)	26%	52%	48%	46%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$45.96	$40.41	$35.40	$35.00
Investment Activities:
Net investment income (loss) (b)	0.72	1.39	1.43	1.18
Net realized and unrealized gains (losses) on investments	(5.83)	5.61	4.93	0.21
Total from Investment Activities	(5.11)	7.00	6.36	1.39
Distributions to Shareholders:
Net investment income	(0.72)	(1.45)	(1.35)	(0.99)
Total Distributions to Shareholders	(0.72)	(1.45)	(1.35)	(0.99)
Net Asset Value, End of Period	$40.13	$45.96	$40.41	$35.40
Total Return (c)	(11.22)%	17.64%	18.07%	4.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$48,156	$43,665	$32,325	$14,160
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	3.17%	3.23%	3.65%	3.59%
Ratio of gross expenses to average net assets (d) (e)	0.43%	0.45%	0.55%	0.92%
Portfolio turnover (c) (f)	52%	68%	65%	78%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International High Div Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.94	$34.25	$30.65	$35.00
Investment Activities:
Net investment income (loss) (b)	0.59	1.47	1.40	1.37
Net realized and unrealized gains (losses) on investments	(3.93)	(0.41)	3.47	(4.71)
Total from Investment Activities	(3.34)	1.06	4.87	(3.34)
Distributions to Shareholders:
Net investment income	(0.70)	(1.37)	(1.27)	(1.01)
Total Distributions to Shareholders	(0.70)	(1.37)	(1.27)	(1.01)
Net Asset Value, End of Period	$29.90	$33.94	$34.25	$30.65
Total Return (c)	(9.97)%	3.00%	16.16%	(9.63)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$41,859	$45,824	$32,541	$16,855
Ratio of net expenses to average net assets (d)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (d)	3.61%	4.14%	4.32%	4.98%
Ratio of gross expenses to average net assets (d) (e)	0.58%	0.60%	0.77%	1.17%
Portfolio turnover (c) (f)	4%	58%	69%	53%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Emerging Market High Div Volatility Wtd ETF
	Six Months Ended December 31, 2018	Period Ended June 30, 2018(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$23.92	$24.95
Investment Activities:
Net investment income (loss) (b)	0.64	0.78
Net realized and unrealized gains (losses) on investments	(1.59)	(1.29)
Total from Investment Activities	(0.95)	(0.51)
Distributions to Shareholders:
Net investment income	(0.65)	(0.52)
Net realized gains from investments	(0.14)	—
Total Distributions to Shareholders	(0.79)	(0.52)
Net Asset Value, End of Period	$22.18	$23.92
Total Return (c)	(4.06)%	(2.17)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,747	$21,532
Ratio of net expenses to average net assets (d)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (d)	5.49%	4.44%
Ratio of gross expenses to average net assets (d) (e)	0.95%	1.05%
Portfolio turnover (c) (f)	9%	52%

(a)  The Fund commenced operations on October 26, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$28.41	$25.95	$25.26
Investment Activities:
Net investment income (loss) (b)	0.25	0.48	0.12
Net realized and unrealized gains (losses) on investments	(0.71)	2.45	0.65
Total from Investment Activities	(0.46)	2.93	0.77
Distributions to Shareholders:
Net investment income	(0.27)	(0.47)	(0.08)
Total Distributions to Shareholders	(0.27)	(0.47)	(0.08)
Net Asset Value, End of Period	$27.68	$28.41	$25.95
Total Return (c)	(1.67)%	11.33%	3.05%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,688	$7,102	$3,893
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	1.68%	1.75%	2.31%
Ratio of gross expenses to average net assets (d) (e)	0.59%	0.67%	1.92%
Portfolio turnover (c) (f)	12%	43%	—%

(a)  The Fund commenced operations on April 18, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Multi-Factor Minimum Volatility ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$27.58	$24.83	$24.97
Investment Activities:
Net investment income (loss) (b)	0.40	0.63	0.02
Net realized and unrealized gains (losses) on investments	(0.86)	2.69	(0.16)
Total from Investment Activities	(0.46)	3.32	(0.14)
Distributions to Shareholders:
Net investment income	(0.39)	(0.57)	—
Total Distributions to Shareholders	(0.39)	(0.57)	—
Net Asset Value, End of Period	$26.73	$27.58	$24.83
Total Return (c)	(1.70)%	13.41%	(0.54)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$26,731	$8,273	$2,483
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d)	2.76%	2.33%	3.20%
Ratio of gross expenses to average net assets (d) (e)	0.45%	0.74%	7.21%
Portfolio turnover (c) (f)	10%	26%	—%

(a)  The Fund commenced operations on June 22, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$49.30	$44.00	$37.23	$36.76	$35.00
Investment Activities:
Net investment income (loss) (b)	0.36	0.64	0.58	0.56	0.49
Net realized and unrealized gains (losses) on investments	(5.34)	5.25	6.71	0.45	1.65
Total from Investment Activities	(4.98)	5.89	7.29	1.01	2.14
Distributions to Shareholders:
Net investment income	(0.39)	(0.59)	(0.52)	(0.54)	(0.38)
Total Distributions to Shareholders	(0.39)	(0.59)	(0.52)	(0.54)	(0.38)
Net Asset Value, End of Period	$43.93	$49.30	$44.00	$37.23	$36.76
Total Return (c)	(10.17)%	13.42%	19.72%	2.79%	6.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$924,627	$951,411	$415,847	$141,470	$86,397
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.35%	0.59%
Ratio of net investment income (loss) to average net assets (d)	1.43%	1.32%	1.42%	1.56%	1.34%
Ratio of gross expenses to average net assets (d) (e)	0.40%	0.41%	0.45%	0.58%	0.81%
Portfolio turnover (c) (f)	1%	37%	26%	36%	13%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$46.29	$43.30	$38.59	$35.38	$35.00
Investment Activities:
Net investment income (loss) (b)	0.77	1.39	1.28	1.27	1.12
Net realized and unrealized gains (losses) on investments	(3.78)	2.99	4.58	3.18	0.20
Total from Investment Activities	(3.01)	4.38	5.86	4.45	1.32
Distributions to Shareholders:
Net investment income	(0.81)	(1.39)	(1.15)	(1.24)	(0.94)
Total Distributions to Shareholders	(0.81)	(1.39)	(1.15)	(1.24)	(0.94)
Net Asset Value, End of Period	$42.47	$46.29	$43.30	$38.59	$35.38
Total Return (c)	(6.60)%	10.23%	15.35%	12.89%	3.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$806,863	$738,260	$471,927	$156,278	$86,678
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.35%	0.59%
Ratio of net investment income (loss) to average net assets (d)	3.30%	3.06%	3.06%	3.51%	3.09%
Ratio of gross expenses to average net assets (d) (e)	0.40%	0.41%	0.43%	0.56%	0.77%
Portfolio turnover (c) (f)	1%	52%	49%	52%	17%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Discovery Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$47.41	$41.41	$33.55	$39.23		$35.00
Investment Activities:
Net investment income (loss) (b)	0.29	0.50	0.49	0.34		0.40
Net realized and unrealized gains (losses) on investments	(7.94)	5.98	7.84	(5.71	)(c)	4.16
Total from Investment Activities	(7.65)	6.48	8.33	(5.37)		4.56
Distributions to Shareholders:
Net investment income	(0.31)	(0.48)	(0.47)	(0.31)		(0.33)
Total Distributions to Shareholders	(0.31)	(0.48)	(0.47)	(0.31)		(0.33)
Net Asset Value, End of Period	$39.45	$47.41	$41.41	$33.55		$39.23
Total Return (d)	(16.21)%	15.75%	24.91%	(13.70	)%(e)	13.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$112,432	$116,157	$57,971	$26,838		$23,538
Ratio of net expenses to average net assets (f)	0.35%	0.35%	0.35%	0.35%		1.07%
Ratio of net investment income (loss) to average net assets (f)	1.26%	1.13%	1.25%	1.00%		1.15%
Ratio of gross expenses to average net assets (f) (g)	0.41%	0.43%	0.55%	0.80%		0.59%
Portfolio turnover (d) (h)	90%	47%	50%	221%		10%

(a)  The Fund commenced operations on July 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before payment from affiliate for the loss resulting from a trade error, the total return for the year would have been (13.88)%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Developed Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017		Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.79	$32.22	$29.00		$35.19	$35.00
Investment Activities:
Net investment income (loss) (b)	0.28	0.94	0.78		0.67	0.80
Net realized and unrealized gains (losses) on investments	(2.83)	1.45	2.90	(c)	(6.27)	(0.18)
Total from Investment Activities	(2.55)	2.39	3.68		(5.60)	0.62
Distributions to Shareholders:
Net investment income	(0.37)	(0.82)	(0.46)		(0.59)	(0.42)
Net realized gains from investments	—	—	—		—	(0.01)
Total Distributions to Shareholders	(0.37)	(0.82)	(0.46)		(0.59)	(0.43)
Net Asset Value, End of Period	$30.87	$33.79	$32.22		$29.00	$35.19
Total Return (d)	(7.58)%	7.41%	12.79	%(e)	(15.96)%	1.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$142,024	$179,103	$82,150		$34,797	$24,633
Ratio of net expenses to average net assets (f)	0.45%	0.45%	0.45%		0.45%	0.63%
Ratio of net investment income (loss) to average net assets (f)	1.71%	2.73%	2.59%		2.16%	2.99%
Ratio of gross expenses to average net assets (f) (g)	0.56%	0.58%	0.86%		1.36%	1.58%
Portfolio turnover (d) (h)	37%	38%	164%		211%	31%

(a)  The Fund commenced operations on September 30, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2018

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 14 Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares Emerging Market Volatility Wtd ETF	Emerging Market Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC ("Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees ("Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares US 500 Volatility Wtd ETF
Common Stocks	$586,046,541	$—	$—	$—	$—	$—	$586,046,541	$—
Collateral for Securities Loaned	30,969,761	—	—	—	—	—	30,969,761	—
Futures Contracts	—	4,805	—	—	—	—	—	4,805
Total	617,016,302	4,805	—	—	—	—	617,016,302	4,805
VictoryShares US Small Cap Volatility Wtd ETF
Common Stocks	32,286,959	—	—	—	—	—	32,286,959	—
Rights	—	—	2,942	—	—	—	2,942	—
Collateral for Securities Loaned	1,486,600	—	—	—	—	—	1,486,600	—
Futures Contracts	—	(12,191)	—	—	—	—	—	(12,191)
Total	33,773,559	(12,191)	2,942	—	—	—	33,776,501	(12,191)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares International Volatility Wtd ETF
Common Stocks	$25,595,037	$—	$—	$—	$—	$—	$25,595,037	$—
Rights	1,162	—	—	—	—	—	1,162	—
Collateral for Securities Loaned	253,628	—	—	—	—	—	253,628	—
Total	25,849,827	—	—	—	—	—	25,849,827	—
VictoryShares Emerging Market Volatility Wtd ETF
Common Stocks	16,947,403	—	—	—	—	—	16,947,403	—
Rights	—	—	723	—	—	—	723	—
Collateral for Securities Loaned	311,011	—	—	—	—	—	311,011	—
Futures Contracts	—	(402)	—	—	—	—	—	(402)
Total	17,258,414	(402)	723	—	—	—	17,259,137	(402)
VictoryShares US Large Cap High Div Volatility Wtd ETF
Common Stocks	162,723,721	—	—	—	—	—	162,723,721	—
Collateral for Securities Loaned	3,728,077	—	—	—	—	—	3,728,077	—
Futures Contracts	—	(9,795)	—	—	—	—	—	(9,795)
Total	166,451,798	(9,795)	—	—	—	—	166,451,798	(9,795)
VictoryShares US Small Cap High Div Volatility Wtd ETF
Common Stocks	47,753,086	—	—	—	—	—	47,753,086	—
Rights	—	—	14,186	—	—	—	14,186	—
Collateral for Securities Loaned	3,366,953	—	—	—	—	—	3,366,953	—
Futures Contracts	—	(14,850)	—	—	—	—	—	(14,850)
Total	51,120,039	(14,850)	14,186	—	—	—	51,134,225	(14,850)
VictoryShares International High Div Volatility Wtd ETF
Common Stocks	41,619,373	—	—	—	—	—	41,619,373	—
Rights	10,741	—	—	—	—	—	10,741	—
Collateral for Securities Loaned	1,367,356	—	—	—	—	—	1,367,356	—
Total	42,997,470	—	—	—	—	—	42,997,470	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Common Stocks	17,617,154	—	—	—	—	—	17,617,154	—
Futures Contracts	—	(1,158)	—	—	—	—	—	(1,158)
Total	17,617,154	(1,158)	—	—	—	—	17,617,154	(1,158)
VictoryShares Dividend Accelerator ETF
Common Stocks	9,667,500	—	—	—	—	—	9,667,500	—
Collateral for Securities Loaned	148,203	—	—	—	—	—	148,203	—
Total	9,815,703	—	—	—	—	—	9,815,703	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares US Multi-Factor Minimum Volatility ETF
Common Stocks	$26,550,381	$—	$—	$—	$—	$—	$26,550,381	$—
Futures Contracts	—	1,431	—	—	—	—	—	1,431
Total	26,550,381	1,431	—	—	—	—	26,550,381	1,431
VictoryShares US 500 Enhanced Volatility Wtd ETF
Common Stocks	923,351,852	—	—	—	—	—	923,351,852	—
Investment Companies	427,261	—	—	—	—	—	427,261	—
Collateral for Securities Loaned	1,583,234	—	—	—	—	—	1,583,234	—
Futures Contracts	—	5,580	—	—	—	—	—	5,580
Total	925,362,347	5,580	—	—	—	—	925,362,347	5,580
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	804,411,021	—	—	—	—	—	804,411,021	—
Investment Companies	823,070	—	—	—	—	—	823,070	—
Collateral for Securities Loaned	1,299,559	—	—	—	—	—	1,299,559	—
Futures Contracts	—	(7,384)	—	—	—	—	—	(7,384)
Total	806,533,650	(7,384)	—	—	—	—	806,533,650	(7,384)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Common Stocks	111,218,299	—	—	—	—	—	111,218,299	—
Rights	—	—	8,448	—	—	—	8,448	—
Investment Companies	942,820	—	—	—	—	—	942,820	—
Collateral for Securities Loaned	1,378,389	—	—	—	—	—	1,378,389	—
Futures Contracts	—	(42,079)	—	—	—	—	—	(42,079)
Total	113,539,508	(42,079)	8,448	—	—	—	113,547,956	(42,079)
VictoryShares Developed Enhanced Volatility Wtd ETF
Common Stocks	33,281,786	—	—	—	1,843	—	33,283,629	—
Rights	1,896	—	—	—	—	—	1,896	—
Investment Companies	108,318,486	—	—	—	—	—	108,318,486	—
Collateral for Securities Loaned	473,443	—	—	—	—	—	473,443	—
Futures Contracts	—	(12,958)	—	—	—	—	—	(12,958)
Total	142,075,611	(12,958)	—	—	1,843	—	142,077,454	(12,958)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Developed Enhanced Volatility Wtd ETF
Balance as of June 30, 2018	$563
Realized Gain (Loss)	(272)
Change in Unrealized Appreciation/Depreciation	1,552
Purchases	—
Sale Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2018	$1,843

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Developed Enhanced Volatility Wtd ETF	Fair Value as of 12/31/2018*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$1,843	Market Comparables	Discount	(95.7%)	Any change to the discount would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser, pursuant to fair valuation procedures approved by the Board of Trustees.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

As of December 31, 2018, the Funds entered into Futures Contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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The table below, as of December 31, 2018, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$2,139	$—	$2,139	$—	$2,139
US Small Cap Volatility Wtd ETF
Futures
Goldman Sachs & Co.	1,620	—	1,620	—	1,620
US Large Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	2,880	—	2,880	—	2,880
US Small Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	2,025	—	2,025	—	2,025
US Multi-Factor Minimum Volatility ETF
Futures
Goldman Sachs & Co.	960	—	960	—	960
US 500 Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	4,058	—	4,058	—	4,058
US EQ Income Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	8,335	—	8,335	—	8,335
US Discovery Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	6,480	—	6,480	—	6,480
Developed Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	280	—	280	—	280
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
Emerging Market Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$525	$—	$525	$(525)	$—
Emerging Market High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	350	—	350	(350)	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2018:

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$4,805	$—
US Small Cap Volatility Wtd ETF	—	12,191
Emerging Market Volatility Wtd ETF	—	402
US Large Cap High Div Volatility Wtd ETF	—	9,795
US Small Cap High Div Volatility Wtd ETF	—	14,850
Emerging Market High Div Volatility Wtd ETF	—	1,158
US Multi-Factor Minimum Volatility ETF	1431	—
US 500 Enhanced Volatility Wtd ETF	5,580	—
US EQ Income Enhanced Volatility Wtd ETF	—	7,384
US Discovery Enhanced Volatility Wtd ETF	—	42,079
Developed Enhanced Volatility ETF	—	12,958

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2018:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$(54,304)	$68,514
US Small Cap Volatility Wtd ETF	(18,388)	(6,233)
International Volatility Wtd ETF	(6,963)	54
Emerging Market Volatility Wtd ETF	(22,394)	7,316
US Large Cap High Div Volatility Wtd ETF	(58,153)	(47)
US Small Cap High Div Volatility Wtd ETF	(62,854)	(12,153)
International High Div Volatility Wtd ETF	(65,924)	4,857
Emerging Market High Div Volatility Wtd ETF	(20,688)	(414)
US Multi-Factor Minimum Volatility ETF	(10,707)	1,431
US 500 Enhanced Volatility Wtd ETF	(82,704)	111,593
US EQ Income Enhanced Volatility Wtd ETF	(279,285)	49,549
US Discovery Enhanced Volatility Wtd ETF	(56,276)	(26,105)
Developed Enhanced Volatility ETF	(125,613)	(3,170)

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Fund	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$30,509,804	$30,969,761	$—	$—	$—	$459,957
US Small Cap Volatility Wtd ETF	1,443,303	1,486,600	—	—	—	43,297
International Volatility Wtd ETF	348,960	253,628	—	—	453,878	358,546
Emerging Market Volatility Wtd ETF	159,667	311,011	24,454	383	471,148	647,329
US Large Cap High Div Volatility Wtd ETF	3,636,055	3,728,077	—	—	—	92,022
US Small Cap High Div Volatility Wtd ETF	3,272,170	3,366,953	—	—	—	94,783

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Fund	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
International High Div Volatility Wtd ETF	$2,166,864	$1,367,356	$—	$—	$1,243,268	$443,760
Emerging Market High Div Volatility Wtd ETF	—	—	—	—	—	—
Dividend Accelerator ETF	146,562	148,203	—	—	—	1,641
US Multi-Factor Minimum Volatility ETF	—	—	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	1,579,110	1,583,234	—	—	—	4,124
US EQ Income Enhanced Volatility Wtd ETF	1,279,039	1,299,559	—	—	—	20,520
US Discovery Enhanced Volatility Wtd ETF	1,336,147	1,378,389	—	—	—	42,242
Developed Enhanced Volatility Wtd ETF	505,051	473,443	—	—	420,947	389,339

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss, distribution reclassification, and deemed distribution due to shareholder redemptions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and in-kind transactions) for the six months ended December 31, 2018 were as follows:

Fund	Purchases	Sales
US 500 Volatility Wtd ETF	$104,573,783	$101,559,613
US Small Cap Volatility Wtd ETF	11,602,392	11,531,839
International Volatility Wtd ETF	6,305,547	6,043,140
Emerging Market Volatility Wtd ETF	7,294,922	8,289,300
US Large Cap High Div Volatility Wtd ETF	40,338,423	40,003,488
US Small Cap High Div Volatility Wtd ETF	25,367,141	25,098,336
International High Div Volatility Wtd ETF	19,274,300	1,823,781
Emerging Market High Div Volatility Wtd ETF	14,475,397	1,773,584
Dividend Accelerator ETF	957,441	957,667
US Multi-Factor Minimum Volatility ETF	1,839,152	2,015,294
US 500 Enhanced Volatility Wtd ETF	181,211,119	13,972,683
US EQ Income Enhanced Volatility Wtd ETF	225,264,767	9,811,062
US Discovery Enhanced Volatility Wtd ETF	130,342,003	96,650,017
Developed Enhanced Volatility Wtd ETF	48,739,608	120,777,760

For the six months ended December 31, 2018, there were no purchases or sales of U.S. Government Securities.

In-kind transactions associated with purchases and sales for the six months ended December 31, 2018 were as follows:

	Purchases	Sales
US 500 Volatility Wtd ETF	$205,995,475	$113,015,500
US Small Cap Volatility Wtd ETF	17,129,381	19,227,870
International Volatility Wtd ETF	6,557,788	—
Emerging Market Volatility Wtd ETF	—	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

	Purchases	Sales
US Large Cap High Div Volatility Wtd ETF	$82,589,036	$50,470,943
US Small Cap High Div Volatility Wtd ETF	32,964,736	21,771,604
International High Div Volatility Wtd ETF	1,630,060	—
Emerging Market High Div Volatility Wtd ETF	656,147	1,937,740
Dividend Accelerator ETF	4,430,751	1,473,737
US Multi-Factor Minimum Volatility ETF	47,412,637	25,894,712
US 500 Enhanced Volatility Wtd ETF	328,865,531	227,815,869
US EQ Income Enhanced Volatility Wtd ETF	338,767,528	198,339,146
US Discovery Enhanced Volatility Wtd ETF	55,526,847	38,565,854
Developed Enhanced Volatility Wtd ETF	1,652,562	17,632,907

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility ETF	0.40%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, N.A. also serves as the Funds' Transfer Agent.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. Funds in the Trust, Victory Variable Insurance Funds, Victory Institutional Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Funds in any fiscal year exceed the expense limit for such Fund. Such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2018, the expense limits (excluding voluntary waivers) are as follows:

In effect July 1, 2018 until October 31, 2019
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of December 31, 2018, the following amounts are available to be repaid to the Adviser:

Fund	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Total
US 500 Volatility Wtd ETF	$99,395	$144,075	$149,989	$74,785	$468,244
US Small Cap Volatility Wtd ETF	81,175	57,777	29,566	13,603	182,121
International Volatility Wtd ETF	141,495	137,905	91,734	38,719	409,853
Emerging Market Volatility Wtd ETF	135,767	328,831	194,086	93,736	752,420
US Large Cap High Div Volatility Wtd ETF	76,158	75,818	59,758	25,560	237,294
US Small Cap High Div Volatility Wtd ETF	51,660	45,472	29,681	13,400	140,213
International High Div Volatility Wtd ETF	74,062	73,555	47,955	23,718	219,290
Emerging Market High Div Volatility Wtd ETF	—	—	47,982	44,310	92,292
Dividend Accelerator ETF	—	11,553	20,087	8,314	39,954
US Multi-Factor Minimum Volatility ETF	—	4,204	16,990	7,880	29,074
US 500 Enhanced Volatility Wtd ETF	271,284	212,940	219,577	115,054	818,855

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

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Fund	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Total
US EQ Income Enhanced Volatility Wtd ETF	$219,924	$217,731	$178,795	$87,697	$704,147
US Discovery Enhanced Volatility Wtd ETF	124,242	73,330	48,147	22,566	268,285
Developed Enhanced Volatility Wtd ETF	285,869	185,004	140,353	65,645	676,871

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived the following administration fees for the six months ended December 31, 2018:

US 500 Volatility Wtd ETF	$85,943
US Small Cap Volatility Wtd ETF	5,608
International Volatility Wtd ETF	2,873
Emerging Market Volatility Wtd ETF	2,523
US Large Cap High Div Volatility Wtd ETF	20,685
US Small Cap High Div Volatility Wtd ETF	6,761
International High Div Volatility Wtd ETF	6,130
Emerging Market High Div Volatility Wtd ETF	2,853
Dividend Accelerator ETF	1,076
US Multi-Factor Minimum Volatility ETF	2,781
US 500 Enhanced Volatility Wtd ETF	143,927
US EQ Income Enhanced Volatility Wtd ETF	111,487
US Discovery Enhanced Volatility Wtd ETF	16,778
Developed Enhanced Volatility ETF	22,664

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The current agreement was amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended December 31, 2018, Citibank earned approximately $76,000 in commitment fees from the Victory Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest accrued by each Fund during the period is presented on the Statements of Operations under Interest expense on line of credit.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2018 were as follows:

Fund	Amount Outstanding at December 31, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Developed Enhanced Volatility ETF	$—	$3,250,000	2	3.22%	$4,100,000
Emerging Market High Div Volatility Wtd ETF	—	1,830,000	5	3.24%	4,100,000
Emerging Market Volatility Wtd ETF	—	1,112,500	8	3.31%	2,400,000
International Volatility Wtd ETF	—	500,000	1	3.22%	500,000
US Discovery Enhanced Volatility Wtd ETF	—	20,650,000	2	3.30%	40,000,000

*  For the six months ended December 31, 2018, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2019.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

The tax character of distributions paid during the most recent tax year ended June 30, 2018 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Volatility Wtd ETF	$5,493,806	$—	$5,493,806	$5,493,806
US Small Cap Volatility Wtd ETF	350,537	—	350,537	350,537
International Volatility Wtd ETF	470,597	—	470,597	470,597
Emerging Market Volatility Wtd ETF	1,460,731	164,191	1,624,922	1,624,922
US Large Cap High Div Volatility Wtd ETF	4,292,079	—	4,292,079	4,292,079
US Small Cap High Div Volatility Wtd ETF	1,457,987	—	1,457,987	1,457,987
International High Div Volatility Wtd ETF	1,619,642	—	1,619,642	1,619,642
Emerging Market High Div Volatility Wtd ETF	334,938	—	334,938	334,938
Dividend Accelerator ETF	116,651	—	116,651	116,651
US Multi-Factor Minimum Volatility ETF	98,875	9	98,884	98,884
US 500 Enhanced Volatility Wtd ETF	8,545,250	—	8,545,250	8,545,250
US EQ Income Enhanced Volatility Wtd ETF	18,927,936	—	18,927,936	18,927,936
US Discovery Enhanced Volatility Wtd ETF	914,103	—	914,103	914,103
Developed Enhanced Volatility Wtd ETF	3,545,391	—	3,545,391	3,545,391

As of the most recent tax year ended June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Volatility Wtd ETF	$470,528	$—	$470,528	$(9,492,420)	$—	$35,226,930	$26,205,038
US Small Cap Volatility Wtd ETF	21,536	—	21,536	(1,852,738)	—	2,543,483	712,281
International Volatility Wtd ETF	56,209	—	56,209	(530,605)	—	918,287	443,891
Emerging Market Volatility Wtd ETF	415,019	584,060	999,079	—	—	462,803	1,461,882
US Large Cap High Div Volatility Wtd ETF	130,562	—	130,562	(6,196,442)	—	4,668,214	(1,397,666)
US Small Cap High Div Volatility Wtd ETF	15,645	—	15,645	(3,162,220)	—	2,491,104	(655,471)
International High Div Volatility Wtd ETF	163,477	—	163,477	(782,720)	(10,238)	(1,129,267)	(1,758,748)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Emerging Market High Div Volatility Wtd ETF	$199,635	$—	$199,635	$—	$—	$(2,128,571)	$(1,928,936)
Dividend Accelerator ETF	8,321	—	8,321	(219,881)	—	353,627	142,067
US Multi-Factor Minimum Volatility ETF	12,708	—	12,708	(128,204)	—	171,757	56,261
US 500 Enhanced Volatility Wtd ETF	805,102	—	805,102	(19,630,500)	—	55,633,448	36,808,050
US EQ Income Enhanced Volatility Wtd ETF	840,475	—	840,475	(31,336,433)	—	18,811,953	(11,684,005)
US Discovery Enhanced Volatility Wtd ETF	68,759	—	68,759	(8,938,341)	—	10,001,747	1,132,165
Developed Enhanced Volatility Wtd ETF	461,520	—	461,520	(5,852,164)	—	4,183,931	(1,206,713)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended June 30, 2018, the following Funds had net capital loss carry-forwards ("CLCFs") (no expiration) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$7,759,276	$1,733,144	$9,492,420
US Small Cap Volatility Wtd ETF	1,327,291	525,447	1,852,738
International Volatility Wtd ETF	334,173	196,432	530,605
US Large Cap High Div Volatility Wtd ETF	4,504,746	1,691,696	6,196,442
US Small Cap High Div Volatility Wtd ETF	2,143,764	1,018,456	3,162,220
International High Div Volatility Wtd ETF	342,094	440,626	782,720
Dividend Accelerator ETF	169,518	50,363	219,881
US Multi-Factor Minimum Volatility ETF	128,204	—	128,204
US 500 Enhanced Volatility Wtd ETF	14,385,063	5,245,437	19,630,500
US EQ Income Enhanced Volatility Wtd ETF	23,267,688	8,068,745	31,336,433
US Discovery Enhanced Volatility Wtd ETF	7,610,477	1,327,864	8,938,341
Developed Enhanced Volatility Wtd ETF	5,489,277	362,887	5,852,164

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

At December 31, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$672,496,807	$20,115,820	$(75,591,520)	$(55,475,700)
US Small Cap Volatility Wtd ETF	40,197,846	689,282	(7,122,818)	(6,433,536)
International Volatility Wtd ETF	27,596,315	803,752	(2,550,240)	(1,746,488)
Emerging Market Volatility Wtd ETF	17,406,388	1,517,602	(1,665,255)	(147,653)
US Large Cap High Div Volatility Wtd ETF	180,848,666	3,909,057	(18,315,720)	(14,406,663)
US Small Cap High Div Volatility Wtd ETF	58,588,845	1,270,166	(8,739,636)	(7,469,470)
International High Div Volatility Wtd ETF	49,371,044	472,268	(6,845,842)	(6,373,574)
Emerging Market High Div Volatility Wtd ETF	19,791,043	295,399	(2,470,446)	(2,175,047)
Dividend Accelerator ETF	10,054,389	232,381	(471,067)	(238,686)
US Multi-Factor Minimum Volatility ETF	28,054,957	125,400	(1,628,545)	(1,503,145)
US 500 Enhanced Volatility Wtd ETF	1,025,554,052	28,223,316	(128,409,441)	(100,186,125)
US EQ Income Enhanced Volatility Wtd ETF	884,876,586	22,371,642	(100,721,962)	(78,350,320)
US Discovery Enhanced Volatility Wtd ETF	126,012,403	788,165	(13,294,691)	(12,506,526)
Developed Enhanced Volatility ETF	143,822,786	1,933,626	(3,691,916)	(1,758,290)

8. Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced a new regulatory reporting form for investment companies — Form N-PORT. The Funds' compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' adoption of this amendment has no effect on the Fund's net assets or results of operations.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of December 31, 2018.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of December 31, 2018 had no effect on the Funds' net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

the June 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended June 30, 2018 from net investment income and net realized gains in the Funds were as follows:

	US 500 Volatility Wtd ETF	US Small Cap Volatility Wtd ETF	International Volatility Wtd ETF
Distributions to Shareholders:
From net investment income:	$(5,493,806)	$(350,537)	$(470,597)
From net Realized Gains:	—	—	—
	Emerging Market Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF	US Small Cap High Div volatility Wtd ETF
Distributions to Shareholders:
From net investment income:	$(592,927)	$(4,292,079)	$(1,457,987)
From net Realized Gains:	(1,031,995)	—	—
	International High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF	Dividend Accelerator ETF
Distributions to Shareholders:
From net investment income:	$(1,619,642)	$(334,938)	$(116,651)
From net Realized Gains:	—	—	—
	US Multi-factor Minimum Volatility ETF	US 500 Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
Distributions to Shareholders:
From net investment income:	$(98,884)	$(8,545,250)	$(18,927,936)
From net Realized Gains:	—	—	—

	US Discovery Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF
Distributions to Shareholders:
From net investment income:	$(914,103)	$(3,545,391)
From net Realized Gains:	—	—

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios II	Supplemental Information December 31, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 42 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34*	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	May 2015	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust expects to file a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT beginning March 1, 2019. Prior to that date, the Trust has filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
US 500 Volatility Wtd ETF	$1,000.00	$898.30	$1,023.44	$1.67	$1.79	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	845.60	1,023.44	1.63	1.79	0.35
International Volatility Wtd ETF	1,000.00	885.90	1,022.94	2.14	2.29	0.45

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
Emerging Market Volatility Wtd ETF	$1,000.00	$964.20	$1,022.68	$2.48	$2.55	0.50%
US Large Cap High Div Volatility Wtd ETF	1,000.00	933.90	1,023.44	1.71	1.79	0.35
US Small Cap High Div Volatility Wtd ETF	1,000.00	887.80	1,023.44	1.67	1.79	0.35
International High Div Volatility Wtd ETF	1,000.00	900.30	1,022.94	2.16	2.29	0.45
Emerging Market High Div Volatility Wtd ETF	1,000.00	959.40	1,022.68	2.47	2.55	0.50
Dividend Accelerator ETF	1,000.00	983.30	1,023.44	1.75	1.79	0.35
US Multi-Factor Minimum Volatility ETF	1,000.00	983.00	1,023.44	1.75	1.79	0.35
US 500 Enhanced Volatility Wtd ETF	1,000.00	898.30	1,023.44	1.67	1.79	0.35
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	934.00	1,023.44	1.71	1.79	0.35
US Discovery Enhanced Volatility Wtd ETF	1,000.00	837.90	1,023.44	1.62	1.79	0.35
Developed Enhanced Volatility Wtd ETF	1,000.00	924.20	1,022.94	2.18	2.29	0.45

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued December 31, 2018

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2018. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 23, 2018. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability of the Fund. In addition, the Board compared each Fund's gross management fee and total expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by an independent consultant, FUSE Research Network, LLC ("FUSE"), and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Retail Morningstar Categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any.

The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500 Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which the investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

With the understanding that each Fund had only one year of performance history, the Board reviewed each Fund's performance over a one-year period against the Fund's benchmark index noting that each Fund's investment objective is to track its proprietary benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index is gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares US 500 Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund outperformed the peer group for the one- and three-year periods, and underperformed the benchmark index for the one- and three-year periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and matched the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market Volatility Wtd ETF

Noting that the Fund commenced operations in 2016, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group. The Board noted the Fund's higher tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Large Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group. The Board noted the Fund's low tracking error for the period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and peer group. The Board noted the Fund's low tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market High Div Volatility Wtd ETF

The Board considered the Fund with the understanding that since the Fund began operations on October 25, 2017, comparative fee, expense and performance data was not yet available.

VictoryShares Dividend Accelerator ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group for the same period and considered the fact that the Fund matched the performance of the peer group. The Board noted the Fund's low tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Multi-Factor Minimum Volatility ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2018, to that of the median performance of the peer group for the same period and considered the fact that the Fund outperformed the peer group. The Board noted the Fund's higher tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US 500 Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the period ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both periods, underperformed the peer group for the one-year period, and outperformed the peer group for the three-year period. The Board noted the Fund's low tracking error for the periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both periods, underperformed the peer group for the one-year period, and outperformed the peer group for the three-year period. The Board noted the Fund's low tracking error for the periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both periods, outperformed the peer group for the one-year period, and underperformed the peer group for the three-year period. The Board noted the Fund's low tracking error for the periods. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios II	Supplemental Information — continued December 31, 2018

  (Unaudited)

VictoryShares Developed Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and benchmark index for the periods reviewed. The Board noted the Fund's higher tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-SAR (12/18)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)        Not applicable.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 7, 2019

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 7, 2019